As filed with the Securities and Exchange Commission on September 4, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-09303 & 811-09923

Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust
 (Exact name of registrant as specified in charter)

470 Park Avenue South
New York, NY 10016
 (Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI  53202
 (Name and address of agent for service)

(800) 930-3828
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2015

Date of reporting period:  June 30, 2015

Item 1. Report to Stockholders.

June 30, 2015 www.kineticsfunds.com

Semi-Annual Report

The **Internet** Fund

The **Global** Fund

The **Paradigm** Fund

The **Medical** Fund

The **Small Cap Opportunities** Fund

The **Market Opportunities** Fund

The **Alternative Income** Fund

The **Multi-Disciplinary Income** Fund

Each a series of Kinetics Mutual Funds, Inc.

Kinetics Mutual Funds, Inc.

KINETICS MUTUAL FUNDS, INC.
Table of Contents
June 30, 2015

KINETICS MUTUAL FUNDS, INC.
Shareholders’ Letter

Dear Fellow Shareholders,

We are pleased to present the Kinetics Mutual Funds (“Funds”) Report for the six-month period ended June 30, 2015. The S&P 500 Index edged nominally higher during the first half of the year, generating a total return of 1.23%. The performance was not evenly split across sectors, as niche companies in technology and healthcare contributed the most to performance, while energy and utilities detracted the most from returns. Our broad market funds had limited exposure to these sectors, while our Medical and Internet Funds benefitted from the respective sectoral advances. In aggregate, however, the Funds largely did not participate in the strong performance of “growth” stocks, as evidenced by the 4.33% first half return of the Russell 3000 Growth Index (an all capitalization index). It does not come as a surprise to us that companies with the ability to grow revenues in a weak global economy have been rewarded with enviable valuations. However, we are concerned that such companies are being rewarded for revenue growth without concern for cash flow growth. This represents the difference in methodology between value and growth investors, with the former (Kinetics included) requiring physical cash generation for investment, and the latter seemingly willing to use a variety of growth metrics for valuation, many of which are not financial in nature (i.e., “subscriber growth” or “total addressable market”).

We are confident that value investing is a prudent long-term strategy, but panics and manias will inevitably distort returns episodically. For example, our long-term returns (10-year) are currently influenced by the global financial crisis (2008-2009) and the present exuberance for growth stocks. Accordingly, the Russell 3000 Growth Index has outperformed the Russell 3000 Value Index by 2.14% annually over the past 10 years. This may not appear to be a profound difference, but over 10 years this discrepancy has resulted in a 140% total return for growth stocks compared to a 97% total return for value stocks. There were similar long-term returns favoring growth stocks in late 1999, influenced by both the savings and loan crisis in the early 1990’s and what was later recognized as a technology bubble later in the decade. We never change our investment process or philosophy due to market preference, and note that since the inceptions of the Funds, our value strategies have proven superior to growth strategies and the broad market.

Despite the outperformance of “growth” companies during the first half of 2015, we are generally satisfied with the year-to-date returns of the Funds, and believe that our relative performance will improve. The Funds generated returns as follows during the year (No-Load Class): The Paradigm Fund +3.23%, The Multi-Disciplinary Income Fund +1.64%, The Small Cap Opportunities Fund +4.89%, The Market Opportunities Fund +2.34%, The Internet Fund +0.62%, The Medical Fund +11.54%, The Alternative Income Fund +2.58% and The Global Fund +2.81%. This compares to returns of +1.23% for the S&P 500 Index and +2.66% for the MSCI All Country World Index.

Shareholders can continue to access additional information from our website, www.kineticsfunds.com. This website provides a broad array of information, including recent portfolio holdings, quarterly investment commentaries, conference call transcripts, newsflashes, recent performance data, and online access to account information.

Kinetics offers the following funds to investors:

The Paradigm Fund focuses on companies that we believe are valued attractively and currently have, or are expected to soon have, sustainable high business returns. The Fund has produced attractive risk adjusted returns since its inception, while maintaining amongst the lowest turnover rates in the industry. The Paradigm Fund is Kinetics’ flagship fund.

The Multi-Disciplinary Income Fund seeks to utilize stock options and fixed-income investments in order to provide investors with equity-like returns, but with more muted volatility. At times, the options strategies of the Fund may cause the manager to purchase equity securities.

The Small Cap Opportunities Fund focuses on undervalued and special situation small capitalization equities that we believe have the potential for rewarding long-term investment results. The same investment fundamentals employed by The Paradigm Fund are used to identify such opportunities.

The Medical Fund is a sector fund, offering an investment in scientific discovery within the promising field of medical research, particularly in the development of cancer treatments and therapies. As a sector fund, The Medical Fund is likely to have heightened volatility.

The Internet Fund is a sector fund that focuses on companies engaged in the evolution of Internet-related developments. As such, this Fund has been, and is likely to continue to be, quite volatile. The Internet Fund is not designed to be a major component of one’s equity exposure. More recently, this Fund has been focusing on content companies, which we believe will be the winners in the next generation of Internet development.

The Global Fund’s mandate is focused on selecting long life cycle international companies that we believe can generate long-term wealth through their business operations. This Fund is presently identifying exciting opportunities in the more developed markets.

The Market Opportunities Fund focuses on those companies that benefit from increasing transactional volume or throughput, such as publicly-traded exchanges and credit card processors, or companies that act as facilitators, such as gaming companies, airports and publicly-traded toll roads.

The Alternative Income Fund seeks to provide current income and gains, with a secondary objective of obtaining long-term growth of capital. The Fund utilizes stock options and fixed-income investments and seeks to generate a total return that exceeds most short-term U.S. fixed income indexes, with limited market value variability.

The Kinetics Investment Team

KINETICS MUTUAL FUNDS, INC.
Investment Commentary

Dear Fellow Shareholders,

A not insignificant portion of equity investors are influenced by historical events in making investment decisions. At the extreme, technical analysts attempt to identify patterns in stock price movements that portend future movements. Perhaps a more balanced use of historical information is that of pension managers basing expected future returns on historical performance. Reasonable as this may seem, one must be acutely aware of the factors that influenced historical returns and how these factors may have changed over time.

Let’s begin by simply analyzing historical equity market returns – depending on which U.S. equity index one happens to use, long-term average equity market returns average out to approximately 10%, including dividends. In the interest of consistency, we will examine the S&P 500, which has been in existence in its current form since 19571. During this period, the average federal funds rate has been 5.17%, average real annual GDP growth has averaged 3.10% and government expenditures have grown at an average rate of 2.01%. Compare this to the current 0.13% federal funds rate, (0.04%) real GDP contraction and (0.17%) contraction in government expenditures. It should be noted that during the market gains over the past 15 years, dating back to June of 2000, the federal funds rate has declined by 640 basis points (from 6.53%), and government expenditures have grown by 15.67%. The point of this analysis is not only that current and recent conditions have been extremely supportive of equity valuations, but also that these variables are all but certain to change going forward.

Equity market returns have been exceptional over the past 5½ years, dating back to 2009, which marked the beginning of the market recovery from the global financial crisis. During this period, the NASDAQ Composite has annualized at 16.8%, the Russell 2000 at 14.2% and the S&P 500 at 15%. Even if we ignore the unprecedented economic stimulus efforts enacted by the U.S. government (and later, various foreign governments), these returns must be taken within the context of average federal funds rates of 0.13%. Not only are rates near the zero lower bound, but Janet Yellen, Chair of the Federal Reserve, appears committed to raising rates within the next 12 months. By definition, this will decrease the present value of the cash flows that companies generate; hence, these cash flows must increase in order to merely maintain current valuations, let alone expand valuations.

The stated objective of the low interest rate environment has been to stimulate economic growth, and facilitate “full employment,” but the resultant reaction of

1 Not including float adjustment in 2004-2005

investors has caused perhaps unintended consequences. The dearth of yield in conventional, investment grade fixed income securities has led investors to seek out yield in equities. The first manifestation of this was evident in utilities, real estate investment trusts (REITs) and master limited partnerships (MLPs), all of which pay out significant portions of free cash flow. However, the danger of valuing equity securities solely based upon dividend yield has already been exposed, as the S&P 500 GICS Level 1 Utilities have declined 10.67% this year, the MSCI U.S. REIT Index has declined 6.16% and the Alerian MLP Index has declined 10.99%. Investors seeking income in these securities were likely unprepared for such capital depreciation.

The most recent manifestation of low rates appears to be present in less conspicuous yield oriented securities: the “blue chips” of the S&P 500. Consider Philip Morris International, the non-U.S. tobacco and cigarette company. Despite the stigma of investing in tobacco, the company commands a 17.8x price-to-earnings multiple based on expected 2015 earnings and has an estimated long-term growth rate of 5%. Compare this to Apple Inc., which trades at 13.3x expected 2015 earnings and which has an estimated long-term growth rate of 15%. Apple is expected to grow approximately 3x greater than Philip Morris, yet trades at a discount of over 5x expected earnings. Both of these companies are large constituents of various popular indexes; in fact, Apple is a far larger weighting in the S&P 500 than Philip Morris. Thus, there must be more at play than simply an indexation/ETF flow driven valuation disconnect. Apple currently has a dividend yield of approximately 1.7%, while Philip Morris boasts a yield of approximately 4.9%. We contend that Philip Morris has attracted a shareholder base that uses it as a “bond substitute,” as its yield appears to be sustainable and growing, and the current yield is over double the current yield of a 10-year U.S. Treasury. If and when interest rates increase, these shares may experience the same fate as the aforementioned utilities, REITs and MLPs. Furthermore, despite the stability of Philip Morris’s products, the company is only reinvesting approximately 12.8% of funds from operations and pays out over 70% of funds from operations.

We have focused this letter primarily on large capitalization index constituents that we expect will have unenviable long-term rates of return from this point in time. The returns are likely to be unsatisfactory relative to the equity risk investors must accept, but still positive on an absolute basis, given the strong balance sheets and durable cash flows of most large U.S. companies. In other words, we do not envision a crisis or price collapse, but a much less inauspicious prolonged period of single digit returns. Given this outlook and our target rate of return, we must look elsewhere for our investments. We are hesitant to invest in various classic “value” investments that trade at statistically low values relative to cash flow and book value, but that are losing competitiveness and don’t have our required long product lifecycle. While we add new positions as we uncover them, for the most part, the Funds have comprised many of the same investments for many years now, and for good reason: we believe that they remain attractive investment opportunities.

The Funds are generally dominated by owner-operated companies that suffer from a valuation discount that we believe is related to most investors’ short-term investment horizon. Historically, we have earned a higher annualized rate of return than most investors and the markets due to our willingness to wait for returns with an indefinite period for realization, a “time arbitrage,” as we call it. This can be a humbling and frustrating strategy as it is all but certain to experience periods of underperformance relative to the market and peers. We are loathe to forecast short-term performance or to strive to identify similarly short-term catalysts, but we will examine some short and intermediate term events that may drive returns.

DISH Network Corporation (“DISH”) is widely recognized as one of two prominent satellite television providers in the United States. The company is run by owner-operator and founder Charles Ergen, who owns nearly $17 billion of the company. The core business of DISH is mature at best, and likely in decline, as linear television viewing has shifted to streaming and On Demand offerings. Despite this, DISH has not wavered in its annual price increase for its core subscription service. This business will likely stabilize in time and continues to generate copious free cash flow. If we apply a modest multiple to this cash flow, we arrive at a market capitalization that is well below the current market-assigned equity value of the company. As a side note, it’s worth mentioning that this dynamic precludes DISH from being analyzed by investors using investment screens, as it appears to be statically “expensive.” It turns out that DISH trades at a premium for very good reasons. The more immediate opportunity that is now apparent in the company’s financial statements relates to the company’s 2007 acquisition of Sling Media. Sling, which has yet to generate meaningful cash flow, is an “over the top” (i.e., no cable subscription) internet protocol television (“IPTV”) service. This service allows subscribers to access a limited, but highly valuable roster of televised content for $20 per month on TV, tablet, phone or computer. IPTV is in its infancy, as content partners are fighting to maintain their valuable “bundles” of channels, which are only distributed together through cable companies. However, streaming appears to be the direction that television viewership is headed, particularly for millennials and future generations. Sling Media would certainly fetch a gaudy valuation multiple were it traded separately, but we are happy to have exposure through DISH.

Sling Media has great potential, but its ultimate value is far from certain, and likely rather small related to the total asset value of DISH. The far more uncertain and significant “hidden” value is related to DISH’s 2012 acquisition of wireless spectrum rights from bankrupt DBSD North America and TerreStar Networks. DISH has invested over $5.0 billion in wireless spectrum licenses and related assets dating back to 2008, including certain 700 MHz licenses acquired at the height of the financial crisis. More importantly, the 2012 acquisitions include 40 MHz of licenses under AWS-4 authority. This spectrum is in the ultra-high frequency (“UHF”) band and of particular interest due to the rapidly accelerating wireless data demand related to smart phone and tablets. It is thought that DISH will partner, sell or sublease these licenses with/to a wireless operator that is in need of additional capacity. While it was speculated that the licenses were worth a considerable amount more than cost, the picture became clearer in January of this year with the conclusion of the FCC AWS-3 auction, which provided indicative pricing for DISH’s AWS-4 licenses. The auction suggests that DISH spectrum may be worth as much as the entire company is currently being traded for; yet, the stock is down over 7% through the first 2 quarters of this year.

The value of Sling Media and the wireless spectrum is ignored by most of the investment community simply due to the uncertainty regarding the timing and method of ultimate value realization. Charles Ergen has nearly $17 billion of his personal capital at stake and is methodical in his exploration of monetization efforts, and thus far his patience has resulted in only increasing indicative value for the assets. This is exactly the type of opportunity that we embrace, recognizing that our conservative estimated rate of return will be well into the double digits, even if 3-5 years are required to realize the asset values.

Many of the top positions in the Funds exhibit similar characteristics to DISH: dormant assets, owner operator, spin-off history, terms of trades, scalability, and time arbitrage. The catalyst may not be as obvious with most holdings as it is with DISH, but with every day that passes, the realization of these returns is nearer. Patience has long been our strong suit, and it is particularly difficult with low rate-driven broad market rallies. We have been through periods such as this before and have been rewarded at the end. We believe that this experience will not be different.

Disclaimer:

There is no assurance that specific securities discussed herein are, or will remain, holdings in the Funds. Opinions expressed are Kinetics Asset Management’s present opinions only, and are subject to change.

Disclosure

This material is intended to be reviewed in conjunction with a current prospectus, which includes all fees and expenses that apply to a continued investment, as well as information regarding the risk factors, policies and objectives of the Funds. Read it carefully before investing.

Mutual Fund investing involves risk. Principal loss is possible. Because The Internet Fund, The Medical Fund and The Market Opportunities Fund invest in a single industry or geographic region, their shares are subject to a higher degree of risk than funds with a higher level of diversification. Internet, biotechnology and certain capital markets or gaming stocks are subject to a rate of change in technology, obsolescence and competition that is generally higher than that of other industries, hence they may experience extreme price and volume fluctuations.

International investing [for all Funds] presents special risks including currency exchange fluctuation, government regulations, and the potential for political and economic instability. Accordingly, the share prices for these Funds are expected to be more volatile than that of U.S.-only funds. Past performance is no guarantee of future performance.

Because smaller companies [for The Small Cap Opportunities Fund] often have narrower markets and limited financial resources, they present more risk than larger, more well established, companies.

Non-investment grade debt securities [for all Funds], i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

Further, options contain special risks including the imperfect correlation between the value of the option and the value of the underlying asset. Investments [for The Multi-Disciplinary Income Fund and The Alternative Income Fund] in futures, swaps and other derivative instruments may result in loss as derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Funds. To the extent the Funds segregate assets to cover derivative positions, they may impair their ability to meet current obligations, to honor requests for redemption and to manage the investments in a manner consistent with their respective investment objectives. Purchasing and writing put and call options and, in particular, writing “uncovered” options are highly specialized activities that entail greater than ordinary investment risk.

As non-diversified Funds [except The Global Fund and The Multi-Disciplinary Income Fund] the value of Fund shares may fluctuate more than shares invested in a broader range of industries and companies. Unlike other investment companies that directly acquire and manage their own portfolios of securities, The Kinetics Mutual Funds pursue their investment objectives by investing all of their investable assets in a corresponding portfolio series of the Kinetics Portfolios Trust.

The information concerning the Funds included in the shareholder report contains certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

The Nasdaq Composite (NASDAQ) and the Standard & Poor’s 500 Index (S&P 500) each represent an unmanaged, broad-basket of stocks. They are typically used as a proxy for overall market performance.

Distributor: Kinetics Funds Distributor LLC is not an affiliate of Kinetics Mutual Funds, Inc. Kinetics Funds Distributor LLC is an affiliate of Kinetics Asset Management LLC, Investment Adviser to Kinetics Mutual Funds, Inc.

For more information, log onto www.kineticsfunds.com. July 1, 2015 — Kinetics Asset Management LLC®

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Expense Example
June 30, 2015 (Unaudited)

Shareholders incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvestments of dividends or other distributions made by a Fund, redemption fees, and exchange fees, and (2), ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help investors understand the ongoing costs (in dollars) of investing in a series of Kinetics Mutual Funds, Inc. (each a “Feeder Fund” and collectively the “Feeder Funds”), and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on January 1, 2015 and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first line item of the table below provides information about actual account values and actual expenses before and after expense reimbursement. Unlike other mutual funds that directly acquire and manage their own portfolio securities, each Feeder Fund invests all or generally all of its investable assets in a corresponding series of The Kinetics Portfolios Trust (each, a “Master Portfolio”, and together the “Master Portfolios”), a separately registered investment company. The Master Portfolio, in turn, invests in securities. With this type of organization, expenses can accrue specifically to the Master Portfolio or the Feeder Fund or both. Each Feeder Fund records its proportionate share of the Master Portfolio’s expenses, including directed brokerage credits, on a daily basis. Any expense reductions include Fund-specific expenses as well as the expenses allocated from the Master Portfolio.

The Feeder Funds will charge shareholder fees for outgoing wire transfers, returned checks, and exchanges executed by telephone between a Feeder Fund and any other Feeder Fund. The Feeder Funds’ transfer agent charges a $5.00 transaction fee to shareholder accounts for telephone exchanges between any two Feeder Funds. The Feeder Funds’ transfer agent does not charge a transaction fee for written exchange requests. IRA accounts are assessed a $15.00 annual fee. Finally, as a disincentive to market-timing transactions, the Feeder Funds will assess a 2.00% fee on the redemption or exchange of Fund shares held for less than 30 days. These fees will be paid to the Feeder Funds to help offset transaction costs. The Feeder Funds reserve the right to waive the redemption fee, subject to their sole discretion, in instances deemed not to be disadvantageous to the Feeder Funds or shareholders as described in the Feeder Funds’ prospectus.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Expense Example — (Continued)
June 30, 2015 (Unaudited)

You may use the information provided in the first line, together with the amounts you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line item of the tables below provide information about hypothetical account values and hypothetical expenses based on the Feeder Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Feeder Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses one paid for the period. You may use this information to compare the ongoing costs of investing in the Feeder Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight one’s ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help one determine the relative total costs of owning different funds. If these transactional costs had been included, one’s costs would have been higher.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Expense Example — (Continued)
June 30, 2015 (Unaudited)

				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(1/1/15 to
	(1/1/15)	(6/30/15)	Ratio	6/30/15)

The Internet Fund
No Load Class Actual	$1,000.00	$1,006.20	1.81%	$9.00
No Load Class Hypothetical (5% return
before expenses)	$1,000.00	$1,015.82	1.81%	$9.05
Advisor Class A Actual	$1,000.00	$1,005.10	2.06%	$10.24
Advisor Class A Hypothetical (5% return
before expenses)	$1,000.00	$1,014.58	2.06%	$10.29
Advisor Class C Actual	$1,000.00	$1,002.50	2.56%	$12.71
Advisor Class C Hypothetical (5% return
before expenses)	$1,000.00	$1,012.11	2.56%	$12.77

The Global Fund
No Load Class Actual — after expense
reimbursement	$1,000.00	$1,028.10	1.39%	$6.99
No Load Class Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,017.91	1.39%	$6.95
Advisor Class A Actual — after expense
reimbursement	$1,000.00	$1,028.20	1.64%	$8.25
Advisor Class A Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,016.67	1.64%	$8.20
Advisor Class C Actual — after
expense reimbursement	$1,000.00	$1,023.30	2.14%	$10.74
Advisor Class C Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,014.19	2.14%	$10.69

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Expense Example — (Continued)
June 30, 2015 (Unaudited)

				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(1/1/15 to
	(1/1/15)	(6/30/15)	Ratio	6/30/15)

The Paradigm Fund
No Load Class Actual — after expense
reimbursement	$1,000.00	$1,032.30	1.64%	$8.26
No Load Class Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,016.67	1.64%	$8.20
Advisor Class A Actual — after
expense reimbursement	$1,000.00	$1,031.10	1.89%	$9.52
Advisor Class A Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,015.43	1.89%	$9.44
Advisor Class C Actual — after
expense reimbursement	$1,000.00	$1,028.90	2.39%	$12.02
Advisor Class C Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,012.95	2.39%	$11.93
Institutional Class Actual — after
expense reimbursement	$1,000.00	$1,033.70	1.44%	$7.26
Institutional Class Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,017.66	1.44%	$7.20

The Medical Fund
No Load Class Actual — after
expense reimbursement	$1,000.00	$1,115.40	1.39%	$7.29
No Load Class Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,017.91	1.39%	$6.95
Advisor Class A Actual — after
expense reimbursement	$1,000.00	$1,114.10	1.64%	$8.60
Advisor Class A Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,016.67	1.64%	$8.20
Advisor Class C Actual — after
expense reimbursement	$1,000.00	$1,111.50	2.14%	$11.20
Advisor Class C Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,014.19	2.14%	$10.69

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Expense Example — (Continued)
June 30, 2015 (Unaudited)

				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(1/1/15 to
	(1/1/15)	(6/30/15)	Ratio	6/30/15)

The Small Cap Opportunities Fund
No Load Class Actual — after
expense reimbursement	$1,000.00	$1,048.90	1.64%	$8.33
No Load Class Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,016.67	1.64%	$8.20
Advisor Class A Actual — after
expense reimbursement	$1,000.00	$1,047.80	1.89%	$9.60
Advisor Class A Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,015.43	1.89%	$9.44
Advisor Class C Actual — after
expense reimbursement	$1,000.00	$1,045.10	2.39%	$12.12
Advisor Class C Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,012.95	2.39%	$11.93
Institutional Class Actual — after
expense reimbursement	$1,000.00	$1,050.10	1.44%	$7.32
Institutional Class Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,017.66	1.44%	$7.20

The Market Opportunities Fund
No Load Class Actual — after expense
reimbursement	$1,000.00	$1,023.40	1.64%	$8.23
No Load Class Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,016.67	1.64%	$8.20
Advisor Class A Actual — after
expense reimbursement	$1,000.00	$1,022.30	1.89%	$9.48
Advisor Class A Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,015.43	1.89%	$9.44
Advisor Class C Actual — after
expense reimbursement	$1,000.00	$1,019.70	2.39%	$11.97
Advisor Class C Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,012.95	2.39%	$11.93
Institutional Class Actual — after
expense reimbursement	$1,000.00	$1,025.00	1.44%	$7.23
Institutional Class Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,017.66	1.44%	$7.20

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Expense Example — (Continued)
June 30, 2015 (Unaudited)

				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(1/1/15 to
	(1/1/15)	(6/30/15)	Ratio	6/30/15)

The Alternative Income Fund
No Load Class Actual — after
expense reimbursement	$1,000.00	$1,025.80	0.95%	$4.77
No Load Class Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,020.09	0.95%	$4.76
Advisor Class A Actual — after
expense reimbursement	$1,000.00	$1,024.40	1.20%	$6.02
Advisor Class A Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,018.85	1.20%	$6.01
Advisor Class C Actual — after
expense reimbursement	$1,000.00	$1,022.10	1.70%	$8.52
Advisor Class C Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,016.37	1.70%	$8.50
Institutional Class Actual — after
expense reimbursement	$1,000.00	$1,026.50	0.75%	$3.77
Institutional Class Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,021.08	0.75%	$3.76

The Multi-Disciplinary Income Fund
No Load Class Actual — after
expense reimbursement	$1,000.00	$1,016.40	1.49%	$7.45
No Load Class Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,017.41	1.49%	$7.45
Advisor Class A Actual — after
expense reimbursement	$1,000.00	$1,015.20	1.74%	$8.69
Advisor Class A Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,016.17	1.74%	$8.70
Advisor Class C Actual — after
expense reimbursement	$1,000.00	$1,012.90	2.24%	$11.18
Advisor Class C Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,013.69	2.24%	$11.18
Institutional Class Actual — after
expense reimbursement	$1,000.00	$1,017.40	1.29%	$6.45
Institutional Class Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,018.40	1.29%	$6.46

Note:
Each Feeder Fund records its proportionate share of the respective Master Portfolio’s expenses on a daily basis. Any expense reductions include Feeder Fund-specific expenses as well as the expenses allocated for the Master Portfolio.

*
Expenses are equal to the Feeder Fund’s annualized expense ratio before expense reimbursement and after expense reimbursement multiplied by the average account value over the period, multiplied by 181/365.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Assets & Liabilities
June 30, 2015 (Unaudited)

	The Internet	The Global
	Fund	Fund
ASSETS:
Investments in the Master Portfolio, at value*	$145,287,660	$8,741,186
Receivable from Adviser	—	9,909
Receivable for Master Portfolio interest sold	25,540	—
Receivable for Fund shares sold	28,513	14,215
Prepaid expenses and other assets	27,361	23,985
Total Assets	145,369,074	8,789,295
LIABILITIES:
Payable for Master Portfolio interest purchased	—	14,215
Payable to Directors	2,342	139
Payable to Chief Compliance Officer	169	8
Payable for Fund shares repurchased	54,053	—
Payable for shareholder servicing fees	30,788	1,852
Payable for distribution fees	3,981	4,089
Accrued expenses and other liabilities	58,985	12,372
Total Liabilities	150,318	32,675
Net Assets	$145,218,756	$8,756,620
NET ASSETS CONSIST OF:
Paid in capital	$59,105,725	$7,259,862
Accumulated net investment loss	(907,076)	(12,797)
Accumulated net realized gain on investments and foreign currency	12,131,577	171,817
Net unrealized appreciation on:
Investments and foreign currency	74,888,530	1,337,738
Net Assets	$145,218,756	$8,756,620
CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net Assets	$140,218,313	$6,396,510
Shares outstanding	2,484,735	1,167,549
Net asset value per share (offering price and redemption price)	$56.43	$5.48
CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS A:
Net Assets	$3,991,010	$501,613
Shares outstanding	72,848	91,942
Net asset value per share (redemption price)	$54.79	$5.46
Offering price per share ($54.79 divided by .9425 and $5.46 divided by .9425)	$58.13	$5.79
CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS C:
Net Assets	$1,009,433	$1,858,497
Shares outstanding	19,436	351,631
Net asset value per share (offering price and redemption price)	$51.94	$5.29

*
Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Assets & Liabilities — (Continued)
June 30, 2015 (Unaudited)

	The Paradigm	The Medical
	Fund	Fund
ASSETS:
Investments in the Master Portfolio, at value*	$1,075,783,157	$29,867,473
Receivable from Adviser	106,768	15,737
Receivable for Master Portfolio interest sold	399,248	—
Receivable for Fund shares sold	769,413	31,371
Prepaid expenses and other assets	66,142	21,153
Total Assets	1,077,124,728	29,935,734
LIABILITIES:
Payable for Master Portfolio interest purchased	—	28,902
Payable to Directors	17,534	449
Payable to Chief Compliance Officer	1,287	32
Payable for Fund shares repurchased	1,168,660	2,469
Payable for shareholder servicing fees	168,677	6,192
Payable for distribution fees	436,932	4,374
Accrued expenses and other liabilities	237,635	15,822
Total Liabilities	2,030,725	58,240
Net Assets	$1,075,094,003	$29,877,494
NET ASSETS CONSIST OF:
Paid in capital	$1,395,681,914	$15,877,258
Accumulated net investment income (loss)	(13,457,785)	142,398
Accumulated net realized gain (loss) on investments and foreign currency	(687,102,309)	1,599,729
Net unrealized appreciation on:
Investments and foreign currency	379,972,183	12,258,109
Net Assets	$1,075,094,003	$29,877,494
CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net Assets	$425,265,297	$24,168,110
Shares outstanding	12,087,155	706,396
Net asset value per share (offering price and redemption price)	$35.18	$34.21
CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS A:
Net Assets	$165,327,841	$5,034,015
Shares outstanding	4,801,781	152,081
Net asset value per share (redemption price)	$34.43	$33.10
Offering price per share ($34.43 divided by .9425 and $33.10 divided by .9425)	$36.53	$35.12
CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS C:
Net Assets	$136,877,059	$675,369
Shares outstanding	4,173,484	20,846
Net asset value per share (offering price and redemption price)	$32.80	$32.40
CALCULATION OF NET ASSET VALUE PER SHARE — INSTITUTIONAL CLASS:
Net Assets	$347,623,806	N/A
Shares outstanding	9,868,717	N/A
Net asset value per share (offering price and redemption price)	$35.22	N/A

*
Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Assets & Liabilities — (Continued)
June 30, 2015 (Unaudited)

	The Small Cap	The Market
	Opportunities	Opportunities
	Fund	Fund
ASSETS:
Investments in the Master Portfolio, at value*	$326,109,866	$51,230,166
Receivable from Adviser	25,577	8,624
Receivable for Master Portfolio interest sold	30,484	—
Receivable for Fund shares sold	411,045	50,556
Prepaid expenses and other assets	48,177	29,537
Total Assets	326,625,149	51,318,883
LIABILITIES:
Payable for Master Portfolio interest purchased	—	46,887
Payable to Directors	5,246	822
Payable to Chief Compliance Officer	379	64
Payable for Fund shares repurchased	441,528	3,669
Payable for shareholder servicing fees	55,815	10,233
Payable for distribution fees	22,836	17,114
Accrued expenses and other liabilities	77,828	19,330
Total Liabilities	603,632	98,119
Net Assets	$326,021,517	$51,220,764
NET ASSETS CONSIST OF:
Paid in capital	$412,699,107	$59,447,005
Accumulated net investment loss	(3,112,169)	(877,038)
Accumulated net realized loss on investments and foreign currency	(121,208,256)	(19,012,861)
Net unrealized appreciation on:
Investments and foreign currency	37,642,835	11,663,658
Net Assets	$326,021,517	$51,220,764
CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net Assets	$213,261,546	$36,507,725
Shares outstanding	5,465,206	2,138,330
Net asset value per share (offering price and redemption price)	$39.02	$17.07
CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS A:
Net Assets	$21,349,011	$6,878,941
Shares outstanding	559,415	405,580
Net asset value per share (redemption price)	$38.16	$16.96
Offering price per share ($38.16 divided by .9425 and $16.96 divided by .9425)	$40.49	$17.99
CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS C:
Net Assets	$12,872,052	$4,980,886
Shares outstanding	347,313	300,857
Net asset value per share (offering price and redemption price)	$37.06	$16.56
CALCULATION OF NET ASSET VALUE PER SHARE — INSTITUTIONAL CLASS:
Net Assets	$78,538,908	$2,853,212
Shares outstanding	1,991,186	165,819
Net asset value per share (offering price and redemption price)	$39.44	$17.21

*
Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Assets & Liabilities — (Continued)
June 30, 2015 (Unaudited)

	The	The Multi-
	Alternative	Disciplinary
	Income	Income
	Fund	Fund
ASSETS:
Investments in the Master Portfolio, at value*	$34,847,356	$142,414,200
Receivable from Adviser	21,849	39,613
Receivable for Fund shares sold	85,385	280,940
Prepaid expenses and other assets	39,509	36,983
Total Assets	34,994,099	142,771,736
LIABILITIES:
Payable for Master Portfolio interest purchased	84,348	764,543
Payable to Directors	567	2,168
Payable to Chief Compliance Officer	38	148
Payable for Fund shares repurchased	1,037	396,262
Payable for shareholder servicing fees	2,852	11,138
Payable for distribution fees	4,502	24,309
Fund Distribution Payable	—	11,764
Accrued expenses and other liabilities	15,564	34,308
Total Liabilities	108,908	1,244,640
Net Assets	$34,885,191	$141,527,096
NET ASSETS CONSIST OF:
Paid in capital	$41,090,732	$144,240,113
Accumulated net investment income (loss)	10,806	(760,571)
Accumulated net realized gain (loss) on investments and foreign currency	(6,670,155)	332,217
Net unrealized appreciation (depreciation) on:
Investments and foreign currency	(15,899)	(3,159,320)
Written option contracts	469,707	874,657
Net Assets	$34,885,191	$141,527,096
CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net Assets	$5,554,231	$9,594,224
Shares outstanding	60,788	887,950
Net asset value per share (offering price and redemption price)	$91.37	$10.80
CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS A:
Net Assets	$1,882,170	$11,595,228
Shares outstanding	20,718	1,077,701
Net asset value per share (redemption price)	$90.85	$10.76
Offering price per share ($90.85 divided by .9425 and $10.76 divided by .9425)	$96.39	$11.42
CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS C:
Net Assets	$1,432,814	$10,307,421
Shares outstanding	16,187	966,709
Net asset value per share (offering price and redemption price)	$88.52	$10.66
CALCULATION OF NET ASSET VALUE PER SHARE — INSTITUTIONAL CLASS:
Net Assets	$26,015,976	$110,030,223
Shares outstanding	281,117	10,157,617
Net asset value per share (offering price and redemption price)	$92.55	$10.83

*
Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Operations
For the Six Months Ended June 30, 2015 (Unaudited)

	The Internet	The Global
	Fund	Fund
INVESTMENT INCOME (LOSS) ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$283,672	$27,074
Interest	196	1,596
Income from securities lending	26,819	12,186
Expenses allocated from Master Portfolio	(1,016,612)	(72,827)
Net investment loss from Master Portfolio	(705,925)	(31,971)
EXPENSES:
Distribution fees — Advisor Class A	5,851	619
Distribution fees — Advisor Class C	4,031	6,613
Shareholder servicing fees — Advisor Class A	5,851	619
Shareholder servicing fees — Advisor Class C	1,344	2,204
Shareholder servicing fees — No Load Class	181,305	8,296
Transfer agent fees and expenses	69,360	9,989
Reports to shareholders	16,813	1,250
Administration fees	26,180	2,426
Professional fees	8,451	4,204
Directors’ fees	5,111	288
Chief Compliance Officer fees	1,019	54
Registration fees	22,642	20,633
Fund accounting fees	3,774	206
Other expenses	3,245	208
Total expenses	354,977	57,609
Less, expense reimbursement	—	(61,380)
Net expenses	354,977	(3,771)
Net investment loss	(1,060,902)	(28,200)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain on:
Investments and foreign currency	8,568,342	247,639
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	(6,493,865)	17,877
Net gain on investments	2,074,477	265,516
Net increase in net assets resulting from operations	$1,013,575	$237,316
† Net of foreign taxes withheld of:	$979	$2,867

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Operations — (Continued)
For the Six Months Ended June 30, 2015 (Unaudited)

	The Paradigm	The Medical
	Fund	Fund
INVESTMENT INCOME (LOSS) ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$2,349,706	$277,796
Interest	50,599	40
Income from securities lending	990,314	8,261
Expenses allocated from Master Portfolio	(7,589,547)	(203,575)
Net investment income (loss) from Master Portfolio	(4,198,928)	82,522
EXPENSES:
Distribution fees — Advisor Class A	213,917	6,068
Distribution fees — Advisor Class C	515,287	2,509
Shareholder servicing fees — Advisor Class A	213,917	6,068
Shareholder servicing fees — Advisor Class C	171,762	836
Shareholder servicing fees — No Load Class	584,209	29,497
Shareholder servicing fees — Institutional Class	349,908	—
Transfer agent fees and expenses	153,007	13,451
Reports to shareholders	93,113	2,459
Administration fees	197,386	4,989
Professional fees	37,737	4,803
Directors’ fees	38,449	996
Chief Compliance Officer fees	7,757	196
Registration fees	36,962	20,566
Fund accounting fees	28,300	716
Other expenses	23,867	536
Total expenses	2,665,578	93,690
Less, expense waiver for Institutional Class shareholder servicing fees	(262,431)	—
Less, expense reimbursement	(381,683)	(86,294)
Net expenses	2,021,464	7,396
Net investment income (loss)	(6,220,392)	75,126
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain on:
Investments and foreign currency	60,679,419	1,327,539
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	(17,021,096)	1,702,446
Net gain on investments	43,658,323	3,029,985
Net increase in net assets resulting from operations	$37,437,931	$3,105,111
† Net of foreign taxes withheld of:	$97,451	$15,355

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Operations — (Continued)
For the Six Months Ended June 30, 2015 (Unaudited)

	The Small Cap	The Market
	Opportunities	Opportunities
	Fund	Fund
INVESTMENT INCOME (LOSS) ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$794,500	$178,917
Interest	6,061	610
Income from securities lending	413,241	14,169
Expenses allocated from Master Portfolio	(2,256,482)	(363,518)
Net investment loss from Master Portfolio	(1,042,680)	(169,822)
EXPENSES:
Distribution fees — Advisor Class A	28,894	9,204
Distribution fees — Advisor Class C	48,613	19,230
Shareholder servicing fees — Advisor Class A	28,894	9,204
Shareholder servicing fees — Advisor Class C	16,204	6,410
Shareholder servicing fees — No Load Class	286,254	46,157
Shareholder servicing fees — Institutional Class	70,900	2,896
Transfer agent fees and expenses	42,205	13,641
Reports to shareholders	31,878	3,749
Administration fees	58,921	9,988
Professional fees	13,809	5,439
Directors’ fees	11,334	1,742
Chief Compliance Officer fees	2,263	364
Registration fees	50,675	26,576
Fund accounting fees	8,194	1,265
Other expenses	7,086	1,215
Total expenses	706,124	157,080
Less, expense waiver for Institutional Class shareholder servicing fees	(53,175)	(2,172)
Less, expense reimbursement	(147,770)	(63,925)
Net expenses	505,179	90,983
Net investment loss	(1,547,859)	(260,805)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain on:
Investments and foreign currency	16,643,551	2,539,801
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	993,234	(1,105,977)
Net gain on investments	17,636,785	1,433,824
Net increase in net assets resulting from operations	$16,088,926	$1,173,019
† Net of foreign taxes withheld of:	$18,725	$11,655

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Operations — (Continued)
For the Six Months Ended June 30, 2015 (Unaudited)

	The	The Multi-
	Alternative	Disciplinary
	Income	Income
	Fund	Fund
INVESTMENT INCOME (LOSS) ALLOCATED FROM MASTER PORTFOLIOS:
Dividends	$41,705	$410,245
Interest	122,063	2,770,055
Income from securities lending	—	12,029
Expenses allocated from Master Portfolio	(215,121)	(948,206)
Net investment income (loss) from Master Portfolio	(51,353)	2,244,123
EXPENSES:
Distribution fees — Advisor Class A	1,877	15,085
Distribution fees — Advisor Class C	5,362	39,006
Shareholder servicing fees — Advisor Class A	1,877	15,085
Shareholder servicing fees — Advisor Class C	1,787	13,002
Shareholder servicing fees — No Load Class	8,833	12,197
Shareholder servicing fees — Institutional Class	26,196	107,591
Transfer agent fees and expenses	12,706	19,922
Reports to shareholders	2,166	12,022
Administration fees	6,853	25,832
Professional fees	5,118	8,386
Directors’ fees	1,324	4,940
Chief Compliance Officer fees	269	997
Registration fees	27,425	32,864
Fund accounting fees	1,000	3,627
Other expenses	791	7,441
Total expenses	103,584	317,997
Less, expense waiver for Institutional Class shareholder servicing fees	(19,647)	(80,693)
Less, expense reimbursement	(146,096)	(197,371)
Net expenses	(62,159)	39,933
Net investment income	10,806	2,204,190
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain (loss) on:
Investments and foreign currency	(3,899)	(671,502)
Written option contracts expired or closed	922,273	491,575
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	79,543	466,326
Written option contracts	(62,175)	(128,869)
Net gain on investments	935,742	157,530
Net increase in net assets resulting from operations	$946,548	$2,361,720

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets

	The Internet Fund		The Global Fund
	For the		For the
	Six Months	For the	Six Months	For the
	Ended	Year Ended	Ended	Year Ended
	June 30, 2015	December 31,	June 30, 2015	December 31,
	(Unaudited)	2014	(Unaudited)	2014
OPERATIONS:
Net investment loss	$(1,060,902)	$(2,237,746)	$(28,200)	$(48,980)
Net realized gain on sale of investments and foreign currency	8,568,342	10,595,537	247,639	318,071
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(6,493,865)	(9,484,952)	17,877	(1,488,285)
Net increase (decrease) in net assets resulting from operations	1,013,575	(1,127,161)	237,316	(1,219,194)
DISTRIBUTIONS TO SHAREHOLDERS —
NO LOAD CLASS:
Net realized gains	—	(8,004,471)	—	(712)
Total distributions	—	(8,004,471)	—	(712)
DISTRIBUTIONS TO SHAREHOLDERS —
ADVISOR CLASS A:
Net realized gains	—	(281,407)	—	(52)
Total distributions	—	(281,407)	—	(52)
DISTRIBUTIONS TO SHAREHOLDERS —
ADVISOR CLASS C:
Net realized gains	—	(63,160)	—	(175)
Total distributions	—	(63,160)	—	(175)
CAPITAL SHARE TRANSACTIONS —
NO LOAD CLASS:
Proceeds from shares sold	1,073,749	13,300,316	339,275	1,083,377
Redemption fees	158	14,113	15	77
Proceeds from shares issued to holders in reinvestment of dividends	—	7,733,943	—	679
Cost of shares redeemed	(13,020,967)	(33,117,579)	(902,029)	(2,073,922)
Net decrease in net assets resulting from capital share transactions	(11,947,060)	(12,069,207)	(562,739)	(989,789)
CAPITAL SHARE TRANSACTIONS —
ADVISOR CLASS A:
Proceeds from shares sold	216,486	2,906,101	27,700	726,190
Redemption fees	—	277	—	1,415
Proceeds from shares issued to holders in reinvestment of dividends	—	149,179	—	30
Cost of shares redeemed	(1,409,775)	(3,086,613)	(35,781)	(2,164,173)
Net decrease in net assets resulting from capital share transactions	(1,193,289)	(31,056)	(8,081)	(1,436,538)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Internet Fund		The Global Fund
	For the		For the
	Six Months	For the	Six Months	For the
	Ended	Year Ended	Ended	Year Ended
	June 30, 2015	December 31,	June 30, 2015	December 31,
	(Unaudited)	2014	(Unaudited)	2014
CAPITAL SHARE TRANSACTIONS —
ADVISOR CLASS C:
Proceeds from shares sold	$42,840	$588,707	$275,656	$384,348
Redemption fees	—	487	—	40
Proceeds from shares issued to holders in reinvestment of dividends	—	54,872	—	168
Cost of shares redeemed	(145,419)	(369,965)	(62,196)	(81,376)
Net increase (decrease) in net assets resulting from capital share transactions	(102,579)	274,101	213,460	303,180
TOTAL DECREASE IN NET ASSETS:	(12,229,353)	(21,302,361)	(120,044)	(3,343,280)
NET ASSETS:
Beginning of period	157,448,109	178,750,470	8,876,664	12,219,944
End of period*	$145,218,756	$157,448,109	$8,756,620	$8,876,664
* Including undistributed net investment income (loss) of:	$(907,076)	$153,826	$(12,797)	$15,403
CHANGES IN SHARES OUTSTANDING —
NO LOAD CLASS:
Shares sold	19,007	231,907	61,595	185,397
Shares issued in reinvestments of dividends and distributions	—	136,932	—	128
Shares redeemed	(230,302)	(580,533)	(165,181)	(352,745)
Net decrease in shares outstanding	(211,295)	(211,694)	(103,586)	(167,220)
CHANGES IN SHARES OUTSTANDING —
ADVISOR CLASS A:
Shares sold	3,983	51,935	4,947	123,524
Shares issued in reinvestments of dividends and distributions	—	2,719	—	5
Shares redeemed	(25,475)	(55,495)	(6,655)	(359,935)
Net decrease in shares outstanding	(21,492)	(841)	(1,708)	(236,406)
CHANGES IN SHARES OUTSTANDING —
ADVISOR CLASS C:
Shares sold	849	10,790	51,398	67,992
Shares issued in reinvestments of dividends and distributions	—	1,052	—	32
Shares redeemed	(2,751)	(6,992)	(11,580)	(14,611)
Net increase (decrease) in shares outstanding	(1,902)	4,850	39,818	53,413

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Paradigm Fund		The Medical Fund
	For the		For the
	Six Months	For the	Six Months	For the
	Ended	Year Ended	Ended	Year Ended
	June 30, 2015	December 31,	June 30, 2015	December 31,
	(Unaudited)	2014	(Unaudited)	2014
OPERATIONS:
Net investment income (loss)	$(6,220,392)	$(13,751,919)	$75,126	$106,318
Net realized gain on sale of investments and foreign currency	60,679,419	36,331,414	1,327,539	723,512
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(17,021,096)	(31,558,560)	1,702,446	3,048,505
Net increase (decrease) in net assets resulting from operations	37,437,931	(8,979,065)	3,105,111	3,878,335
DISTRIBUTIONS TO SHAREHOLDERS —
NO LOAD CLASS:
Net realized gains	—	—	—	(33,693)
Total distributions	—	—	—	(33,693)
DISTRIBUTIONS TO SHAREHOLDERS —
ADVISOR CLASS A:
Net realized gains	—	—	—	(7,270)
Total distributions	—	—	—	(7,270)
DISTRIBUTIONS TO SHAREHOLDERS —
ADVISOR CLASS C:
Net realized gains	—	—	—	(1,021)
Total distributions	—	—	—	(1,021)
DISTRIBUTIONS TO SHAREHOLDERS —
INSTITUTIONAL CLASS:
Net investment income	—	—	N/A	N/A
Total distributions	—	—	N/A	N/A
CAPITAL SHARE TRANSACTIONS —
NO LOAD CLASS:
Proceeds from shares sold	12,670,136	79,013,052	1,020,981	2,139,812
Redemption fees	1,190	10,973	164	1,600
Proceeds from shares issued to holders in reinvestment of dividends	—	—	—	33,284
Cost of shares redeemed	(126,087,974)	(151,816,953)	(1,246,294)	(3,940,694)
Net decrease in net assets resulting from capital share transactions	(113,416,648)	(72,792,928)	(225,149)	(1,765,998)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Paradigm Fund		The Medical Fund
	For the		For the
	Six Months	For the	Six Months	For the
	Ended	Year Ended	Ended	Year Ended
	June 30, 2015	December 31,	June 30, 2015	December 31,
	(Unaudited)	2014	(Unaudited)	2014
CAPITAL SHARE TRANSACTIONS —
ADVISOR CLASS A:
Proceeds from shares sold	$7,338,782	$42,819,434	$393,966	$2,048,708
Redemption fees	279	2,758	36	374
Proceeds from shares issued to holders in reinvestment of dividends	—	—	—	5,220
Cost of shares redeemed	(19,288,635)	(75,223,571)	(453,925)	(1,826,869)
Net increase (decrease) in net assets resulting from capital share transactions	(11,949,574)	(32,401,379)	(59,923)	227,433
CAPITAL SHARE TRANSACTIONS —
ADVISOR CLASS C:
Proceeds from shares sold	6,975,317	13,393,108	79,240	141,764
Redemption fees	—	603	—	—
Proceeds from shares issued to holders in reinvestment of dividends	—	—	—	647
Cost of shares redeemed	(9,205,051)	(14,361,754)	(106,902)	(120,479)
Net increase (decrease) in net assets resulting from capital share transactions	(2,229,734)	(968,043)	(27,662)	21,932
CAPITAL SHARE TRANSACTIONS —
INSTITUTIONAL CLASS:
Proceeds from shares sold	35,491,119	106,804,359	N/A	N/A
Redemption fees	2,168	4,182	N/A	N/A
Proceeds from shares issued to holders in reinvestment of dividends	—	—	N/A	N/A
Cost of shares redeemed	(45,543,729)	(90,695,882)	N/A	N/A
Net increase (decrease) in net assets resulting from capital share transactions	(10,050,442)	16,112,659	N/A	N/A
TOTAL INCREASE (DECREASE) IN
NET ASSETS:	(100,208,467)	(99,028,756)	2,792,377	2,319,718
NET ASSETS:
Beginning of period	1,175,302,470	1,274,331,226	27,085,117	24,765,399
End of period*	$1,075,094,003	$1,175,302,470	$29,877,494	$27,085,117
* Including undistributed net investment income (loss) of:	$(13,457,785)	$(7,237,393)	$142,398	$67,272

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Paradigm Fund		The Medical Fund
	For the		For the
	Six Months	For the	Six Months	For the
	Ended	Year Ended	Ended	Year Ended
	June 30, 2015	December 31,	June 30, 2015	December 31,
	(Unaudited)	2014	(Unaudited)	2014
CHANGES IN SHARES OUTSTANDING —
NO LOAD CLASS:
Shares sold	357,248	2,290,400	30,556	74,948
Shares issued in reinvestments of dividends and distributions	—	—	—	1,084
Shares redeemed	(3,580,905)	(4,383,030)	(37,425)	(139,467)
Net decrease in shares outstanding	(3,223,657)	(2,092,630)	(6,869)	(63,435)
CHANGES IN SHARES OUTSTANDING —
ADVISOR CLASS A:
Shares sold	210,839	1,259,055	12,177	74,488
Shares issued in reinvestments of dividends and distributions	—	—	—	176
Shares redeemed	(559,483)	(2,171,775)	(14,195)	(66,773)
Net increase (decrease) in shares outstanding	(348,644)	(912,720)	(2,018)	7,891
CHANGES IN SHARES OUTSTANDING —
ADVISOR CLASS C:
Shares sold	209,507	412,314	2,527	5,106
Shares issued in reinvestments of dividends and distributions	—	—	—	22
Shares redeemed	(280,645)	(440,754)	(3,318)	(4,493)
Net increase (decrease) in shares outstanding	(71,138)	(28,440)	(791)	635
CHANGES IN SHARES OUTSTANDING —
INSTITUTIONAL CLASS:
Shares sold	999,443	3,053,557	N/A	N/A
Shares issued in reinvestments of dividends and distributions	—	—	N/A	N/A
Shares redeemed	(1,290,389)	(2,626,498)	N/A	N/A
Net increase (decrease) in shares outstanding	(290,946)	427,059	N/A	N/A

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Small Cap Opportunities Fund		The Market Opportunities Fund
	For the		For the
	Six Months	For the	Six Months	For the
	Ended	Year Ended	Ended	Year Ended
	June 30, 2015	December 31,	June 30, 2015	December 31,
	(Unaudited)	2014	(Unaudited)	2014
OPERATIONS:
Net investment loss	$(1,547,859)	$(3,680,400)	$(260,805)	$(411,679)
Net realized gain on sale of investments and foreign currency	16,643,551	22,542,735	2,539,801	4,069,744
Net change in unrealized appreciation (depreciation) of investments and foreign currency	993,234	(47,300,796)	(1,105,977)	(7,185,651)
Net increase (decrease) in net assets resulting from operations	16,088,926	(28,438,461)	1,173,019	(3,527,586)
CAPITAL SHARE TRANSACTIONS —
NO LOAD CLASS:
Proceeds from shares sold	3,768,921	194,445,896	367,193	8,010,235
Redemption fees	4,799	41,304	—	2,251
Proceeds from shares issued to holders in reinvestment of dividends	—	—	—	—
Cost of shares redeemed	(52,841,315)	(200,815,126)	(2,044,925)	(15,752,146)
Net decrease in net assets resulting from capital share transactions	(49,067,595)	(6,327,926)	(1,677,732)	(7,739,660)
CAPITAL SHARE TRANSACTIONS —
ADVISOR CLASS A:
Proceeds from shares sold	1,806,012	23,756,168	258,746	2,637,530
Redemption fees	138	1,454	4	—
Proceeds from shares issued to holders in reinvestment of dividends	—	—	—	—
Cost of shares redeemed	(7,196,499)	(18,170,301)	(2,335,595)	(4,968,036)
Net increase (decrease) in net assets resulting from capital share transactions	(5,390,349)	5,587,321	(2,076,845)	(2,330,506)
CAPITAL SHARE TRANSACTIONS —
ADVISOR CLASS C:
Proceeds from shares sold	917,192	9,629,115	74,265	697,027
Redemption fees	—	2,106	—	61
Proceeds from shares issued to holders in reinvestment of dividends	—	—	—	—
Cost of shares redeemed	(1,541,686)	(2,801,727)	(305,254)	(774,680)
Net increase (decrease) in net assets resulting from capital share transactions	(624,494)	6,829,494	(230,989)	(77,592)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Small Cap Opportunities Fund		The Market Opportunities Fund
	For the		For the
	Six Months	For the	Six Months	For the
	Ended	Year Ended	Ended	Year Ended
	June 30, 2015	December 31,	June 30, 2015	December 31,
	(Unaudited)	2014	(Unaudited)	2014
CAPITAL SHARE TRANSACTIONS —
INSTITUTIONAL CLASS:
Proceeds from shares sold	$24,219,446	$69,362,018	$78,431	$2,345,012
Redemption fees	257	1,007	—	—
Proceeds from shares issued to holders in reinvestment of dividends	—	—	—	—
Cost of shares redeemed	(12,225,161)	(41,890,144)	(396,730)	(859,118)
Net increase (decrease) in net assets resulting from capital share transactions	11,994,542	27,472,881	(318,299)	1,485,894
TOTAL INCREASE (DECREASE) IN NET ASSETS:	(26,998,970)	5,123,309	(3,130,846)	(12,189,450)
NET ASSETS:
Beginning of period	353,020,487	347,897,178	54,351,610	66,541,060
End of period*	$326,021,517	$353,020,487	$51,220,764	$54,351,610
* Including undistributed net investment loss of:	$(3,112,169)	$(1,564,310)	$(877,038)	$(616,233)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Small Cap Opportunities Fund		The Market Opportunities Fund
	For the		For the
	Six Months	For the	Six Months	For the
	Ended	Year Ended	Ended	Year Ended
	June 30, 2015	December 31,	June 30, 2015	December 31,
	(Unaudited)	2014	(Unaudited)	2014
CHANGES IN SHARES OUTSTANDING —
NO LOAD CLASS:
Shares sold	97,532	4,843,634	21,602	459,541
Shares issued in reinvestments of dividends and distributions	—	—	—	—
Shares redeemed	(1,381,631)	(5,019,164)	(120,387)	(910,691)
Net decrease in shares outstanding	(1,284,099)	(175,530)	(98,785)	(451,150)
CHANGES IN SHARES OUTSTANDING —
ADVISOR CLASS A:
Shares sold	47,690	605,187	15,235	151,222
Shares issued in reinvestments of dividends and distributions	—	—	—	—
Shares redeemed	(190,706)	(458,053)	(141,041)	(286,803)
Net increase (decrease) in shares outstanding	(143,016)	147,134	(125,806)	(135,581)
CHANGES IN SHARES OUTSTANDING —
ADVISOR CLASS C:
Shares sold	25,052	251,012	4,471	40,997
Shares issued in reinvestments of dividends and distributions	—	—	—	—
Shares redeemed	(42,232)	(72,816)	(18,260)	(45,433)
Net increase (decrease) in shares outstanding	(17,180)	178,196	(13,789)	(4,436)
CHANGES IN SHARES OUTSTANDING —
INSTITUTIONAL CLASS:
Shares sold	618,723	1,719,477	4,675	133,749
Shares issued in reinvestments of dividends and distributions	—	—	—	—
Shares redeemed	(314,816)	(1,046,919)	(23,935)	(50,621)
Net increase (decrease) in shares outstanding	303,907	672,558	(19,260)	83,128

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Alternative Income Fund		The Multi- Disciplinary Income Fund
	For the		For the
	Six Months	For the	Six Months	For the
	Ended	Year Ended	Ended	Year Ended
	June 30, 2015	December 31,	June 30, 2015	December 31,
	(Unaudited)	2014	(Unaudited)	2014
OPERATIONS:
Net investment income (loss)	$10,806	$(33,516)	$2,204,190	$3,337,411
Net realized gain (loss) on sale of investments, foreign currency and written option contracts expired or closed	918,374	470,836	(179,927)	1,920,531
Net change in unrealized appreciation (depreciation) of investments, foreign currency and written options	17,368	(108,927)	337,457	(3,227,523)
Net increase in net assets resulting from operations	946,548	328,393	2,361,720	2,030,419
DISTRIBUTIONS TO SHAREHOLDERS —
NO LOAD CLASS:
Net investment income	—	—	(140,748)	(455,480)
Net realized gains	—	—	(7,624)	(248,972)
Total distributions	—	—	(148,372)	(704,452)
DISTRIBUTIONS TO SHAREHOLDERS —
ADVISOR CLASS A:
Net investment income	—	—	(159,092)	(395,670)
Net realized gains	—	—	(9,565)	(290,649)
Total distributions	—	—	(168,657)	(686,319)
DISTRIBUTIONS TO SHAREHOLDERS —
ADVISOR CLASS C:
Net investment income	—	—	(115,556)	(218,512)
Net realized gains	—	—	(8,371)	(209,535)
Total distributions	—	—	(123,927)	(428,047)
DISTRIBUTIONS TO SHAREHOLDERS —
INSTITUTIONAL CLASS:
Net investment income	—	—	(1,704,079)	(2,149,325)
Net realized gains	—	—	(85,793)	(1,730,722)
Total distributions	—	—	(1,789,872)	(3,880,047)
CAPITAL SHARE TRANSACTIONS —
NO LOAD CLASS:
Proceeds from shares sold	853,418	3,393,314	429,273	3,708,727
Redemption fees	2,004	446	—	37
Proceeds from shares issued to holders in reinvestment of dividends	—	—	139,741	592,803
Cost of shares redeemed	(3,702,360)	(7,189,252)	(1,100,326)	(13,631,910)
Net decrease in net assets resulting from capital share transactions	(2,846,938)	(3,795,492)	(531,312)	(9,330,343)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Alternative Income Fund		The Multi- Disciplinary Income Fund
	For the		For the
	Six Months	For the	Six Months	For the
	Ended	Year Ended	Ended	Year Ended
	June 30, 2015	December 31,	June 30, 2015	December 31,
	(Unaudited)	2014	(Unaudited)	2014
CAPITAL SHARE TRANSACTIONS —
ADVISOR CLASS A:
Proceeds from shares sold	$562,428	$2,345,454	$525,167	$3,461,056
Redemption fees	—	102	367	1,186
Proceeds from shares issued to holders in reinvestment of dividends	—	—	153,809	630,746
Cost of shares redeemed	(266,711)	(3,730,023)	(1,387,861)	(28,268,189)
Net increase (decrease) in net assets resulting from capital share transactions	295,717	(1,384,467)	(708,518)	(24,175,201)
CAPITAL SHARE TRANSACTIONS —
ADVISOR CLASS C:
Proceeds from shares sold	62,154	461,527	338,726	1,455,079
Redemption fees	488	—	—	33
Proceeds from shares issued to holders in reinvestment of dividends	—	—	115,996	409,715
Cost of shares redeemed	(165,662)	(827,335)	(562,326)	(2,414,816)
Net decrease in net assets resulting from capital share transactions	(103,020)	(365,808)	(107,604)	(549,989)
CAPITAL SHARE TRANSACTIONS —
INSTITUTIONAL CLASS:
Proceeds from shares sold	2,383,807	23,588,431	20,738,590	107,173,887
Redemption fees	1,283	80	—	—
Proceeds from shares issued to holders in reinvestment of dividends	—	—	1,788,741	3,872,607
Cost of shares redeemed	(3,928,011)	(3,697,548)	(15,163,287)	(28,102,437)
Net increase (decrease) in net assets resulting from capital share transactions	(1,542,921)	19,890,963	7,364,044	82,944,057
TOTAL INCREASE (DECREASE) IN NET ASSETS:	(3,250,614)	14,673,589	6,147,502	45,220,078
NET ASSETS:
Beginning of period	38,135,805	23,462,216	135,379,594	90,159,516
End of period*	$34,885,191	$38,135,805	$141,527,096	$135,379,594
* Including undistributed net investment income (loss) of:	$10,806	$—	$(760,571)	$(845,286)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Alternative Income Fund		The Multi- Disciplinary Income Fund
	For the		For the
	Six Months	For the	Six Months	For the
	Ended	Year Ended	Ended	Year Ended
	June 30, 2015	December 31,	June 30, 2015	December 31,
	(Unaudited)	2014	(Unaudited)	2014
CHANGES IN SHARES OUTSTANDING —
NO LOAD CLASS:
Shares sold	9,422	38,237	39,355	331,467
Shares issued in reinvestments of dividends and distributions	—	—	12,889	53,691
Shares redeemed	(40,725)	(80,966)	(100,700)	(1,222,512)
Net decrease in shares outstanding	(31,303)	(42,729)	(48,456)	(837,354)
CHANGES IN SHARES OUTSTANDING —
ADVISOR CLASS A:
Shares sold	6,176	26,310	48,215	310,268
Shares issued in reinvestments of dividends and distributions	—	—	14,237	57,214
Shares redeemed	(2,981)	(41,822)	(127,603)	(2,519,758)
Net increase (decrease) in shares outstanding	3,195	(15,512)	(65,151)	(2,152,276)
CHANGES IN SHARES OUTSTANDING —
ADVISOR CLASS C:
Shares sold	711	5,282	31,322	130,823
Shares issued in reinvestments of dividends and distributions	—	—	10,836	37,746
Shares redeemed	(1,910)	(9,522)	(52,067)	(220,662)
Net decrease in shares outstanding	(1,199)	(4,240)	(9,909)	(52,093)
CHANGES IN SHARES OUTSTANDING —
INSTITUTIONAL CLASS:
Shares sold	25,841	261,887	1,891,659	9,538,510
Shares issued in reinvestments of dividends and distributions	—	—	164,534	353,169
Shares redeemed	(42,857)	(40,965)	(1,381,169)	(2,509,318)
Net increase (decrease) in shares outstanding	(17,016)	220,922	675,024	7,382,361

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements
June 30, 2015 (Unaudited)

1. Organization

Kinetics Mutual Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is incorporated in the State of Maryland. The Company is an open-end management investment company issuing its shares in series. One billion shares are authorized for the Company with a par value of $0.001 per share. The series of the Company presently authorized are The Internet Fund (“Internet”), The Global Fund (“Global”), The Paradigm Fund (“Paradigm”), The Medical Fund (“Medical”), The Small Cap Opportunities Fund (“Small Cap”), The Market Opportunities Fund (“Market Opportunities”), The Alternative Income Fund (“Alternative Income”), and The Multi-Disciplinary Income Fund (“Multi-Disciplinary Income”). Investment operations of the Company began on October 21, 1996 (Internet), September 30, 1999 (Medical), December 31, 1999 (Global and Paradigm), March 20, 2000 (Small Cap), January 31, 2006 (Market Opportunities), June 29, 2007 (Alternative Income), and February 11, 2008 (Multi-Disciplinary Income). Each series, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing all of its investable assets in a corresponding portfolio series (each a “Master Portfolio” and collectively the “Master Portfolios”) of Kinetics Portfolios Trust (the “Trust”).

On April 28, 2000 (January 31, 2006 with respect to Market Opportunities, June 29, 2007 with respect to Alternative Income, and February 11, 2008 with respect to Multi-Disciplinary Income), each series in the Company entered into a master-feeder fund structure. By entering into this structure, each series (each a “Feeder Fund” and collectively, the “Feeder Funds”) invested all of its assets in a corresponding Master Portfolio which had the same investment objective as the Feeder Fund. Each Master Portfolio has multiple feeder funds. Each Feeder Fund receives a proportionate amount of interest in the Master Portfolio equal to its relative contribution of capital. Thus, each Feeder Fund is allocated its portion of income, gains (losses) and expenses from the Master Portfolio.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2015 (Unaudited)

Each Feeder Fund’s respective interest in the corresponding Master Portfolio as of June 30, 2015 is as follows:

Interest in Master Portfolio
Internet Fund	99.987%
Global Fund	99.916%
Paradigm Fund	98.960%
Medical Fund	99.879%
Small Cap Fund	99.987%
Market Opportunities Fund	99.968%
Alternative Income Fund	99.663%
Multi-Disciplinary Income Fund	99.888%

Prior to the conversion to a master-feeder fund structure on April 28, 2000, each then existing series conducted its own investment operations.

As of June 30, 2015 each of the Feeder Funds offers Advisor Class A shares. Advisor Class A shares are subject to an annual Rule 12b-1 fee of 0.25% of average daily net assets and a shareholder servicing fee of 0.25% of average daily net assets. The Advisor Class A shares are also subject to a front-end sales charge of 5.75%.

As of June 30, 2015, each of the Feeder Funds offers Advisor Class C shares. Advisor Class C shares are subject to an annual Rule 12b-1 fee of 0.75% of average daily net assets and a shareholder servicing fee of 0.25% of average daily net assets. If you sell your Advisor Class C shares within 12 months of purchase, you will have to pay a contingent deferred sales charge of 1.00%, which is applied to the NAV of the shares on the date of original purchase or on the date of redemption, whichever is less.

As of June 30, 2015, each of the Feeder Funds offers No Load Class shares. No Load Class shares are subject to a shareholder servicing fee of 0.25% of average daily net assets but do not have 12b-1 fees or a sales charge.

As of June 30, 2015 the Paradigm, Small Cap, Market Opportunities, Alternative Income, and Multi-Disciplinary Income Funds offer Institutional Class shares. Institutional Class shares are subject to a shareholder servicing fee of 0.20% of average daily net assets but do not have 12b-1 fees or a sales charge. The Adviser has voluntarily agreed to waive a portion of the Institutional Class shareholder servicing fee in excess of 0.05%.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2015 (Unaudited)

Each class of shares for each Fund has identical rights and privileges except with respect to the Rule 12b-1 fees paid by the Advisor Class A and Advisor Class C shares, the front-end sales charge on the Advisor Class A shares, the contingent deferred sales charge on Class C, the shareholder servicing fees paid by the Advisor Class A, Advisor Class C, No Load Class and Institutional Class shares, voting rights on matters pertaining to a single class of shares and the exchange privileges of each class of shares. Shares of each Feeder Fund will assess a 2.00% redemption fee (with exceptions) on shares redeemed or exchanged within 30 days of purchase. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class based on its relative net assets.

Refer to the Master Portfolios’ financial statements to obtain information about the investment objective of the corresponding Feeder Fund. The financial statements of the Master Portfolios, including the portfolios of investments, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

2. Significant Accounting Policies

Security Valuation
Master Portfolio securities that are listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). Foreign securities are valued by an independent pricing service. In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2015 (Unaudited)

the composite option price is not available, the mean between the highest bid and the lowest asked quotations at the close of the exchanges will be used. If none of the above are available, exchange traded options are valued at the last quoted sales price. Non-exchange traded options for which over-the-counter quotations are not readily available are valued at the mean of the current bid and asked prices. Debt obligations (including convertible securities) that are either investment grade or non-investment grade and irrespective of days to maturity will be valued as follows: Debt securities are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Investments in registered open-end investment companies other than exchange-traded funds are valued at their reported net asset value (“NAV”). Certain instruments such as repurchase agreements and demand notes, are traded at cost and there are no market values available for those instruments from third parties. Those instruments are priced at cost.

Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. In determining the fair value of a security, the Board of Trustees shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At June 30, 2015, 0.00%, 0.00%, and 0.00% of the net assets of The Internet Portfolio, The Paradigm Portfolio and The Market Opportunities Portfolio, respectively, were fair valued securities. The other Master Portfolios did not hold any fair valued securities at June 30, 2015.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2015 (Unaudited)

Repurchase Agreements
Each Master Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Master Portfolio receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 102% of the amount invested by the Master Portfolio in each repurchase agreement. If the seller defaults and the value of the collateral declines, realization of the collateral by the Master Portfolio may be delayed or limited.

Written Option Accounting
The Master Portfolios may write (sell) call or put options for trading or hedging purposes. When a Master Portfolio writes an option, an amount equal to the premium received by the Master Portfolio is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing the option, the Master Portfolio may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. When an option expires on its stipulated expiration date or the Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Master Portfolio realizes a gain or loss from the sale of the security (or closing of the short sale). As collateral for uncovered written options, the Master Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the exercise price of the purchase obligation for put options or the market value of the instrument underlying the contract for call options.

Foreign Currency Translations
The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market values of investment securities and

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2015 (Unaudited)

other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.

Restricted and Illiquid Securities
The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance. The Master Portfolios have no right to require registration of unregistered securities. At June 30, 2015, the following Master Portfolios held securities restricted to institutional investors (144A securities):

	Market Value	Percentage of Net Assets
The Alternative Income Portfolio	$653,891	1.87%
The Multi-Disciplinary Income Portfolio	28,025,286	19.66%

An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which a Master Portfolio has valued the investment. At June 30, 2015, the following Master Portfolios held illiquid securities:

	Market Value		Percentage of Net Assets
The Internet Portfolio	$—	*	0.00%
The Paradigm Portfolio	—	*	0.00%
The Market Opportunities Portfolio	—	*	0.00%
The Multi-Disciplinary Income Portfolio	332,500		0.23%

* Amount is less than $0.50.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2015 (Unaudited)

When-Issued Securities
The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

Securities Lending
Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements with respect to no more than 33 1/3% of the total assets of each Master Portfolio (including any collateral posted) or 50% of the total assets of each Master Portfolio (excluding any collateral posted). Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.

Expense Allocation
Common expenses incurred by Feeder Funds are allocated among the Feeder Funds (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Feeder Funds, depending on the nature of the expenditure.

Each Feeder Fund records its proportionate share of the corresponding Master Portfolio’s expenses on a daily basis. In addition, each Feeder Fund accrues its own separate expenses. Any cap on expenses includes Feeder Fund-specific expenses as well as the expenses allocated from the Master Portfolio.

Federal Income Taxes
Each Master Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio via its investment in a Feeder Fund will be subject to taxation on its share of the Master Portfolio’s ordinary income and capital gains. It is intended that the Master Portfolio’s

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2015 (Unaudited)

assets will be managed so an investor in the Master Portfolio via its investment in a Feeder Fund can satisfy the requirements of subchapter M of the Internal Revenue Code.

It is the Feeder Funds’ policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Feeder Funds intend to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expenses and gain items for financial statement and tax purposes. Additionally, the Feeder Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. As of June 30, 2015, open tax years include the tax years ended December 31, 2011 through 2014. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Other
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accounted for on the accrual basis and includes amortization of premiums and discounts on the interest method. Other noncash dividends are recognized as investment income at the fair value of the property received.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2015 (Unaudited)

Withholding taxes on foreign dividends have been provided for in accordance with the Company’s understanding of the applicable country’s tax rules and rates.

3.  Investment Adviser

The Trust has entered into Investment Advisory Agreements (the “Agreements”) with Kinetics Asset Management LLC (the “Adviser”), with whom certain Officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. The Adviser is a wholly-owned subsidiary of Horizon Kinetics LLC. Under the terms of the Agreements, the Master Portfolios, except the Alternative Income Portfolio, compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio’s average daily net assets. The Alternative Income Portfolio compensates the Adviser for its management services at the annual rate of 0.90% of the Master Portfolio’s average daily net assets.

The Adviser has voluntarily agreed to waive a portion of its advisory fee and/or reimburse certain operating expenses as deemed appropriate through at least May 1, 2016. The Adviser may discontinue the voluntary waiver/reimbursement at any time after May 1, 2016; these waivers/reimbursements are not subject to recapture.

For the period ended June 30, 2015, the rate earned by the Adviser from the Master Portfolios and the waived fees/reimbursed expenses for the Feeder Funds are as follows:

	The Internet Fund	The Global Fund
Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser through voluntary waiver	$—	$61,380
Expenses Reimbursed by Adviser through institutional class shareholder servicing fee waiver	$—	$—

	The Paradigm Fund	The Medical Fund
Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser through voluntary waiver	$381,683	$86,294
Expenses Reimbursed by Adviser through institutional class shareholder servicing fee waiver	$262,431	$—

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2015 (Unaudited)

	The Small Cap Opportunities Fund	The Market Opportunities Fund
Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser through voluntary waiver	$147,770	$63,925
Expenses Reimbursed by Adviser through institutional class shareholder servicing fee waiver	$53,175	$2,172

	The Alternative Income Fund	The Multi- Disciplinary Income Fund
Annual Advisory Rate	0.90%	1.25%
Expenses Reimbursed by Adviser through voluntary waiver	$146,096	$197,371
Expenses Reimbursed by Adviser through institutional class shareholder servicing fee waiver	$19,647	$80,693

The Adviser receives a shareholder servicing fee from the No Load Class, Advisor Class A and Advisor Class C shares of a Feeder Fund pursuant to a Shareholder Servicing Agreement in the amount equal to 0.25% of the Feeder Fund’s average daily net assets attributable to No Load Class, Advisor Class A and Advisor Class C shares, respectively. For the Institutional Class, the Adviser receives a shareholder servicing fee pursuant to a shareholder servicing agreement in the amount equal to 0.20% of a Feeder Fund’s average daily net assets attributable to Institutional Class shares. At this time, the Adviser has contractually agreed to waive and/or reimburse the portion of the Institutional Class shareholder servicing fee in excess of 0.05% of a Feeder Fund’s average daily net assets attributable to Institutional Class shares until at least May 1, 2016. For the six months ended June 30, 2015, the Adviser waived amounts depicted in the above table in shareholder servicing fees for the Institutional Class of the Paradigm, Small Cap, Market Opportunities, Alternative Income, and Multi-Disciplinary Income Funds.

Shareholder Servicing Expenses for six months ended June 30, 2015

The Internet Fund	$188,500
The Global Fund	11,119
The Paradigm Fund	1,319,796
The Medical Fund	36,401
The Small Cap Opportunities Fund	402,252
The Market Opportunities Fund	64,667
The Alternative Income Fund	38,693
The Multi-Disciplinary Income Fund	147,875

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2015 (Unaudited)

The Adviser is responsible for paying a portion of these shareholder servicing fees to various agents that have a written shareholder servicing agreement with the Adviser and that perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Feeder Funds.

For the six months ended June 30, 2015, the Feeder Funds were allocated $13,000 for the services of the Chief Compliance Officer employed by the Adviser.

The Company, on behalf of the Feeder Funds, has adopted two Retail Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”). One Plan is for Advisor Class A shares, while the other Plan is for Advisor Class C shares. Under the 12b-1 Plan for Advisor Class A shares, Advisor Class A shares may pay up to an annual rate of 0.50% of the average daily net asset value of Advisor Class A shares to the Distributor or other qualified recipients under the 12b-1 Plan. During the six months ended June 30, 2015, payments under the 12b-1 Plan for the Advisor Class A shares of the Internet, Global, Paradigm, Medical, Small Cap, Market Opportunities, Alternative Income, and Multi-Disciplinary Income Funds were limited to 0.25% of the average daily net asset value of such shares of such Funds. Under the second Plan, Advisor Class C shares pay an annual rate of 0.75% of the average daily net asset value of such shares.

	12b-1 Expenses for six months ended June 30, 2015
	Advisor Class A	Advisor Class C
The Internet Fund	$5,851	$4,031
The Global Fund	619	6,613
The Paradigm Fund	213,917	515,287
The Medical Fund	6,068	2,509
The Small Cap Opportunities Fund	28,894	48,613
The Market Opportunities Fund	9,204	19,230
The Alternative Income Fund	1,877	5,362
The Multi-Disciplinary Income Fund	15,085	39,006

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2015 (Unaudited)

Kinetics Funds Distributor, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser.

Distributor Sales Load Fees for six months ended June 30, 2015

The Internet Fund	$49
The Global Fund	—
The Paradigm Fund	14,844
The Medical Fund	1,488
The Small Cap Opportunities Fund	2,761
The Market Opportunities Fund	312
The Alternative Income Fund	1,569
The Multi-Disciplinary Income Fund	419

4. Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2014, each Feeder Fund recorded the following reclassifications to the accounts listed below:

	INCREASE/(DECREASE)
	Accumulated
	Net	Accumulated
	Investment	Net Realized
	Income	Gain
	(Loss)	(Loss)	Paid In Capital
The Internet Fund	$2,283,475	$(3,694,096)	$1,410,621
The Global Fund	93,029	3,671	(96,700)
The Paradigm Fund	15,888,600	(48,133)	(15,840,467)
The Medical Fund	26	(26)	—
The Small Cap Opportunities Fund	3,661,748	9,388	(3,671,136)
The Market Opportunities Fund	429,934	250,208	(680,142)
The Alternative Income Fund	33,516	—	(33,516)
The Multi-Disciplinary Income Fund	(28,549)	28,549	—

5. Income Taxes

At December 31, 2014, the Internet, Global, Paradigm, Medical, Small Cap, Market Opportunities, Alternative Income, and Multi-Disciplinary Income Funds had $0, $0, $0, $163,939, $0, $0, $0, and $113,181, respectively, of undistributed net investment income on a tax basis.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2015 (Unaudited)

At December 31, 2014, the Internet and Medical Funds had $3,886,897 and $242,334, respectively, of accumulated net realized gains on a tax basis.

At December 31, 2014, the Feeder Funds had accumulated net realized capital loss carryforwards expiring in the following years:

	2018	2017	2016
Internet	$—	$—	$—
Global	—	(42,250)	—
Paradigm	(115,786,082)	(445,505,345)	(171,733,296)
Medical	—	—	—
Small Cap	(8,224,702)	(96,486,615)	(31,007,116)
Market Opportunities	(2,108,533)	(6,623,055)	(12,715,065)
Alternative Income	(2,203,647)	(4,868,599)	(483,616)
Multi-Disciplinary Income	—	—	—

As a result of the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), losses incurred in this fiscal year and beyond retain their character, short-term or long-term, have no expiration date and are utilized prior to capital loss carryforwards accumulated before the enactment of the Modernization Act.

For the year ended December 31, 2014, the following Feeder Funds utilized capital loss carryforwards:

Capital Loss Carryforward

Global	$319,581
Paradigm	35,792,871
Medical	342,501
Small Cap	22,539,948
Market Opportunities	3,893,801
Alternative Income	503,501

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2015 (Unaudited)

At December 31, 2014, the following Feeder Funds deferred, on a tax basis, post-October losses:

	Late Year	Post-October
	Ordinary	Capital Loss
	Loss Deferral	Deferral
Internet	$—	$—
Global	(498)	—
Paradigm	(358,026)	—
Medical	—	—
Small Cap	(211,011)	—
Market Opportunities	(82,218)	—
Alternative Income	—	—
Multi-Disciplinary Income	—	(172,818)

The tax components of dividends paid during the six months ended June 30, 2015 and the year ended December 31, 2014 are:

	Internet		Global
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distribution	Distribution	Distribution	Distribution
2015	$—	$—	$—	$—
2014	$—	$8,349,038	$—	$939

	Paradigm		Medical
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distribution	Distribution	Distribution	Distribution
2015	$—	$—	$—	$—
2014	$—	$—	$—	$41,984

	Small Cap		Market Opportunities
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distribution	Distribution	Distribution	Distribution
2015	$—	$—	$—	$—
2014	$—	$—	$—	$—

	Alternative Income		Multi-Disciplinary Income
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distribution	Distribution	Distribution	Distribution
2015	$—	$—	$2,230,828	$—
2014	$—	$—	$5,680,986	$17,879

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2015 (Unaudited)

6. Tax Information

The Funds did not designate any net investment income as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The Internet, Global, Paradigm, Medical, Small Cap, Market Opportunities, Alternative Income, and Multi-Disciplinary Income Funds hereby designate 0%, 0%, 0%, 0%, 0%, 0%, 0% and 99.69%, respectively, as ordinary income distributions and 100%, 100%, 100% and 0.3%, respectively, for the Internet, Global, Medical and Multi-Disciplinary Income Funds as long-term capital gain distributions for the purposes of the dividends paid deduction, which include earnings and profits distributed to shareholders on redemptions of Fund shares.

For corporate shareholders in the Feeder Funds, there was no ordinary dividend income distributed for the year ended December 31, 2014 which was designated as qualifying for the dividends-received deduction. The Multi-Disciplinary Income Fund designates 94% of its ordinary income distributions for the fiscal year ended December 31, 2014 as interest-related dividends under Internal Revenue Code Section 871(k)(l)(C).

The Multi-Disciplinary Income Fund designates 43% of its ordinary income distribution as a short-term capital gain distribution under Internal Revenue Code Section 871(k)(2)(C).

7. Information about Proxy Voting

Information regarding how the Company and the Master Portfolios vote proxies relating to portfolio securities is available without charge, upon request by calling toll-free at 1-800-930-3828 or by accessing the Company’s website at www.kineticsfunds.com and by accessing the SEC’s website at www.sec.gov. Information regarding how the Feeder Funds and the Master Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, is available without charge, upon request, by calling toll-free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2015 (Unaudited)

8. Information about the Portfolio Holdings

The Feeder Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Feeder Funds’ Form N-Q is available without charge, upon request, by calling toll-free at 1-800-930-3828. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov. Finally, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

9. Subsequent Events

In preparing these financial statements, management has evaluated Fund related events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or translations that occurred during the period that materially impacted the amounts or disclosures in the Funds’ financial statements.

10. Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standard Board issued ASU No. 2014-11 “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.” ASU No. 2014-11 makes limited changes to the accounting for repurchase agreements, clarifies when repurchase agreements and securities lending transactions should be accounted for as secured borrowings, and requires additional disclosures regarding these types of transactions. The guidance is effective for fiscal years beginning after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these disclosures will have on the Funds’ financial statement disclosures.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights
	The Internet Fund
	No Load Class
	For the Six Months Ended June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$56.08		$59.27	$43.18	$36.26	$37.25	$30.74
Income from Investment Operations:
Net investment loss(2)	(0.39)		(0.77)	(0.67)	(0.15)	(0.37)	(0.28)
Net realized and unrealized gain (loss) on investments	0.74		0.69	19.78	8.56	(0.37)	6.79
Total from investment operations	0.35		(0.08)	19.11	8.41	(0.74)	6.51
Redemption Fees	0.00	(3)	0.01	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)
Less Distributions:
From net realized gains	—		(3.12)	(3.02)	(1.49)	(0.25)	—
Total distributions	—		(3.12)	(3.02)	(1.49)	(0.25)	—
Net Asset Value, End of Period	$56.43		$56.08	$59.27	$43.18	$36.26	$37.25
Total return	0.62	%(4)	(0.16)%	44.28%	23.24%	(1.98)%	21.18%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$140,218		$151,200	$172,332	$155,036	$103,828	$113,085
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.81	%(5)	1.78%	1.84%	1.94%	1.94%	1.95%
After expense reimbursement(6)	1.81	%(5)	1.78%	1.84%	1.89%	1.89%	1.89%
Ratio of net investment loss to average net assets:
Before expense reimbursement	(1.39	)%(5)	(1.34)%	(1.30)%	(0.41)%	(0.99)%	(0.91)%
After expense reimbursement(6)	(1.39	)%(5)	(1.34)%	(1.30)%	(0.36)%	(0.94)%	(0.85)%
Portfolio turnover rate(7)	0%		1%	8%	9%	32%	12%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Internet Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Internet Fund
	Advisor Class A
	For the Six Months Ended June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$54.51		$57.84	$42.30	$35.63	$36.69	$30.35
Income from Investment Operations:
Net investment loss(2)	(0.45)		(0.89)	(0.81)	(0.24)	(0.46)	(0.36)
Net realized and unrealized gain (loss) on investments	0.73		0.68	19.36	8.40	(0.36)	6.70
Total from investment operations	0.28		(0.21)	18.55	8.16	(0.82)	6.34
Redemption Fees	—		0.00 (3)	0.01	—	0.01	0.00 (3)
Less Distributions:
From net realized gains	—		(3.12)	(3.02)	(1.49)	(0.25)	—
Total distributions	—		(3.12)	(3.02)	(1.49)	(0.25)	—
Net Asset Value, End of Period	$54.79		$54.51	$57.84	$42.30	$35.63	$36.69
Total return(4)	0.51	%(5)	(0.41)%	43.94%	22.92%	(2.20)%	20.89%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$3,991		$5,143	$5,506	$1,379	$1,050	$1,892
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.06	%(6)	2.03%	2.09%	2.19%	2.19%	2.20%
After expense reimbursement(7)	2.06	%(6)	2.03%	2.09%	2.14%	2.14%	2.14%
Ratio of net investment loss to average net assets:
Before expense reimbursement	(1.64	)%(6)	(1.59)%	(1.55)%	(0.66)%	(1.24)%	(1.16)%
After expense reimbursement(7)	(1.64	)%(6)	(1.59)%	(1.55)%	(0.61)%	(1.19)%	(1.10)%
Portfolio turnover rate(8)	0%		1%	8%	9%	32%	12%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Internet Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Internet Fund
	Advisor Class C
	For the Six Months Ended June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$51.81		$55.38	$40.79	$34.58	$35.79	$29.76
Income from Investment
Operations:
Net investment loss(2)	(0.56)		(1.11)	(1.03)	(0.43)	(0.63)	(0.51)
Net realized and unrealized gain (loss) on investments	0.69		0.64	18.64	8.13	(0.34)	6.54
Total from investment operations	0.13		(0.47)	17.61	7.70	(0.97)	6.03
Redemption Fees	—		0.02	—	—	0.01	—
Less Distributions:
From net realized gains	—		(3.12)	(3.02)	(1.49)	(0.25)	—
Total distributions	—		(3.12)	(3.02)	(1.49)	(0.25)	—
Net Asset Value, End of Period	$51.94		$51.81	$55.38	$40.79	$34.58	$35.79
Total return	0.25	%(3)	(0.86)%	43.20%	22.32%	(2.67)%	20.26%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$1,009		$1,105	$913	$185	$103	$196
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.56	%(4)	2.53%	2.59%	2.69%	2.69%	2.70%
After expense reimbursement(5).	2.56	%(4)	2.53%	2.59%	2.64%	2.64%	2.64%
Ratio of net investment loss to average net assets:
Before expense reimbursement	(2.14	)%(4)	(2.09)%	(2.05)%	(1.16)%	(1.74)%	(1.66)%
After expense reimbursement(5)	(2.14	)%(4)	(2.09)%	(2.05)%	(1.11)%	(1.69)%	(1.60)%
Portfolio turnover rate(6)	0%		1%	8%	9%	32%	12%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Not annualized.
(4)	Annualized.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Internet Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Global Fund
	No Load Class
	For the Six Months Ended June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014		For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$5.33		$6.05		$4.71	$3.92	$4.67	$3.92
Income from Investment Operations:
Net investment income (loss)(2)	(0.01)		(0.02)		0.01	0.03	0.06	0.02
Net realized and unrealized gain (loss) on investments	0.16		(0.70)		1.34	0.88	(0.78)	0.78
Total from investment operations	0.15		(0.72)		1.35	0.91	(0.72)	0.80
Redemption Fees(3)	0.00		0.00		0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	—		—		(0.01)	(0.12)	(0.03)	(0.05)
From net realized gains	—		(0.00	)(3)	—	—	—	—
Total distributions	—		(0.00	)(3)	(0.01)	(0.12)	(0.03)	(0.05)
Net Asset Value, End of Period	$5.48		$5.33		$6.05	$4.71	$3.92	$4.67
Total return	2.81	%(4)	(11.89)%		28.59%	23.16%	(15.41)%	20.30%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$6,397		$6,771		$8,705	$5,069	$3,631	$4,541
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.77	%(5)	2.61%		2.83%	3.38%	3.94%	4.17%
After expense reimbursement(6)	1.39	%(5)	1.39%		1.39%	1.39%	1.39%	1.39%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.85	)%(5)	(1.54)%		(1.22)%	(1.22)%	(1.11)%	(2.26)%
After expense reimbursement(6)	(0.47	)%(5)	(0.32)%		0.22%	0.77%	1.44%	0.52%
Portfolio turnover rate(7)	4%		14%		15%	23%	135%	122%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Global Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Global Fund
	Advisor Class A
	For the Six Months Ended June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014		For the Year Ended December 31, 2013		For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$5.31		$6.03		$4.71		$3.92	$4.68	$3.93
Income from Investment Operations:
Net investment income (loss)(2)	(0.02)		(0.03)		(0.00	)(3)	0.02	0.05	0.01
Net realized and unrealized gain (loss) on investments	0.17		(0.70)		1.33		0.88	(0.78)	0.78
Total from investment operations	0.15		(0.73)		1.33		0.90	(0.73)	0.79
Redemption Fees	—		0.01		0.00	(3)	0.00 (3)	0.00 (3)	0.00 (3)
Less Distributions:
From net investment income	—		—		(0.01)		(0.11)	(0.03)	(0.04)
From net realized gains	—		(0.00	)(3)	—		—	—	—
Total distributions	—		(0.00	)(3)	(0.01)		(0.11)	(0.03)	(0.04)
Net Asset Value, End of Period	$5.46		$5.31		$6.03		$4.71	$3.92	$4.68
Total return(4)	2.82	%(5)	(11.93)%		28.16%		22.94%	(15.59)%	20.04%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$502		$497		$1,992		$1,093	$392	$707
Ratio of operating expenses to average net assets:
Before expense reimbursement	3.02	%(6)	2.86%		3.08%		3.63%	4.19%	4.42%
After expense reimbursement(7)	1.64	%(6)	1.64%		1.64%		1.64%	1.64%	1.64%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(2.10	)%(6)	(1.79)%		(1.47)%		(1.47)%	(1.36)%	(2.51)%
After expense reimbursement(7)	(0.72	)%(6)	(0.57)%		(0.03)%		0.52%	1.19%	0.27%
Portfolio turnover rate(8)	4%		14%		15%		23%	135%	122%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Global Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Global Fund
	Advisor Class C
	For the Six Months Ended June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014		For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$5.16		$5.90		$4.62	$3.87	$4.64	$3.90
Income from Investment Operations:
Net investment income (loss)(2)	(0.03)		(0.06)		(0.03)	0.00 (3)	0.03	(0.01)
Net realized and unrealized gain (loss) on investments	0.16		(0.68)		1.32	0.85	(0.77)	0.77
Total from investment operations	0.13		(0.74)		1.29	0.85	(0.74)	0.76
Redemption Fees	—		0.00	(3)	—	—	—	—
Less Distributions:
From net investment income	—		—		(0.01)	(0.10)	(0.03)	(0.02)
From net realized gains	—		(0.00	)(3)	—	—	—	—
Total distributions	—		(0.00	)(3)	(0.01)	(0.10)	(0.03)	(0.02)
Net Asset Value, End of Period	$5.29		$5.16		$5.90	$4.62	$3.87	$4.64
Total return	2.33	%(4)	(12.53)%		27.84%	22.04%	(15.94)%	19.24%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$1,858		$1,608		$1,523	$383	$111	$64
Ratio of operating expenses to average net assets:
Before expense reimbursement	3.52	%(5)	3.36%		3.58%	4.13%	4.69%	4.92%
After expense reimbursement(6)	2.14	%(5)	2.14%		2.14%	2.14%	2.14%	2.14%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(2.60	)%(5)	(2.29)%		(1.97)%	(1.97)%	(1.86)%	(3.01)%
After expense reimbursement(6)	(1.22	)%(5)	(1.07)%		(0.53)%	0.02%	0.69%	(0.23)%
Portfolio turnover rate(7)	4%		14%		15%	23%	135%	122%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Global Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Paradigm Fund
	No Load Class
	For the Six Months Ended June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$34.08		$34.35	$23.99	$19.81	$23.31	$20.18
Income from Investment Operations:
Net investment income (loss)(2)	(0.18)		(0.36)	(0.15)	0.05	0.02	0.11
Net realized and unrealized gain (loss) on investments	1.28		0.09	10.72	4.25	(3.34)	3.39
Total from investment operations	1.10		(0.27)	10.57	4.30	(3.32)	3.50
Redemption Fees(3)	0.00		0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	—		—	(0.21)	(0.12)	(0.18)	(0.37)
Total distributions	—		—	(0.21)	(0.12)	(0.18)	(0.37)
Net Asset Value, End of Period	$35.18		$34.08	$34.35	$23.99	$19.81	$23.31
Total return	3.23	%(4)	(0.79)%	44.07%	21.78%	(14.27)%	17.37%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$425,265		$521,738	$597,746	$416,696	$430,528	$687,056
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.71	%(5)	1.68%	1.72%	1.78%	1.78%	1.76%
After expense reimbursement(6)	1.64	%(5)	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.11	)%(5)	(1.06)%	(0.60)%	0.08%	(0.03)%	0.43%
After expense reimbursement(6)	(1.04	)%(5)	(1.02)%	(0.52)%	0.22%	0.11%	0.55%
Portfolio turnover rate(7)	1%		7%	4%	6%	58%	7%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Paradigm Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Paradigm Fund
	Advisor Class A
	For the Six Months Ended June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$33.39		$33.74	$23.59	$19.45	$22.95	$19.88
Income from Investment Operations:
Net investment income (loss)(2)	(0.22)		(0.43)	(0.22)	(0.01)	(0.03)	0.06
Net realized and unrealized gain (loss) on investments	1.26		0.08	10.53	4.18	(3.29)	3.33
Total from investment operations	1.04		(0.35)	10.31	4.17	(3.32)	3.39
Redemption Fees(3)	0.00		0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	—		—	(0.16)	(0.03)	(0.18)	(0.32)
Total distributions	—		—	(0.16)	(0.03)	(0.18)	(0.32)
Net Asset Value, End of Period	$34.43		$33.39	$33.74	$23.59	$19.45	$22.95
Total return(4)	3.11	%(5)	(1.04)%	43.70%	21.49%	(14.49)%	17.11%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$165,328		$171,958	$204,548	$135,747	$146,939	$226,264
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.96	%(6)	1.93%	1.97%	2.03%	2.03%	2.01%
After expense reimbursement(7)	1.89	%(6)	1.89%	1.89%	1.89%	1.89%	1.89%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.36	)%(6)	(1.31)%	(0.85)%	(0.17)%	(0.28)%	0.18%
After expense reimbursement(7)	(1.29	)%(6)	(1.27)%	(0.77)%	(0.03)%	(0.14)%	0.30%
Portfolio turnover rate(8)	1%		7%	4%	6%	58%	7%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Paradigm Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Paradigm Fund
	Advisor Class C
	For the Six Months Ended June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$31.88		$32.38	$22.66	$18.76	$22.25	$19.33
Income from Investment Operations:
Net investment loss(2)	(0.29)		(0.58)	(0.35)	(0.11)	(0.14)	(0.04)
Net realized and unrealized gain (loss) on investments	1.21		0.08	10.10	4.01	(3.17)	3.22
Total from investment operations	0.92		(0.50)	9.75	3.90	(3.31)	3.18
Redemption Fees	—		0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)
Less Distributions:
From net investment income	—		—	(0.03)	—	(0.18)	(0.26)
Total distributions	—		—	(0.03)	—	(0.18)	(0.26)
Net Asset Value, End of Period	$32.80		$31.88	$32.38	$22.66	$18.76	$22.25
Total return	2.89	%(4)	(1.54)%	43.01%	20.85%	(14.90)%	16.45%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$136,877		$135,333	$138,355	$101,405	$102,534	$152,571
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.46	%(5)	2.43%	2.47%	2.53%	2.53%	2.51%
After expense reimbursement(6)	2.39	%(5)	2.39%	2.39%	2.39%	2.39%	2.39%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.86	)%(5)	(1.81)%	(1.35)%	(0.67)%	(0.78)%	(0.32)%
After expense reimbursement(6)	(1.79	)%(5)	(1.77)%	(1.27)%	(0.53)%	(0.64)%	(0.20)%
Portfolio turnover rate(7)	1%		7%	4%	6%	58%	7%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Paradigm Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Paradigm Fund
	Institutional Class
	For the Six Months Ended June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$34.08		$34.28	$23.93	$19.79	$23.25	$20.13
Income from Investment Operations:
Net investment income (loss)(2)	(0.15)		(0.29)	(0.09)	0.10	0.07	0.16
Net realized and unrealized gain (loss) on investments	1.29		0.09	10.70	4.24	(3.35)	3.38
Total from investment operations	1.14		(0.20)	10.61	4.34	(3.28)	3.54
Redemption Fees(3)	0.00		0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	—		—	(0.26)	(0.20)	(0.18)	(0.42)
Total distributions	—		—	(0.26)	(0.20)	(0.18)	(0.42)
Net Asset Value, End of Period	$35.22		$34.08	$34.28	$23.93	$19.79	$23.25
Total return	3.37	%(4)	(0.61)%	44.40%	21.99%	(14.13)%	17.62%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$347,624		$346,273	$333,682	$192,478	$134,309	$142,261
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.66	%(5)	1.63%	1.67%	1.73%	1.73%	1.71%
After expense reimbursement(6)	1.44	%(5)	1.44%	1.44%	1.44%	1.44%	1.44%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.06	)%(5)	(1.01)%	(0.55)%	0.13%	0.02%	0.48%
After expense reimbursement(6)	(0.84	)%(5)	(0.82)%	(0.32)%	0.42%	0.31%	0.75%
Portfolio turnover rate(7)	1%		7%	4%	6%	58%	7%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Paradigm Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Medical Fund
	No Load Class
	For the Six Months Ended June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Year Ended December 31, 2013		For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$30.67		$26.38	$17.82		$18.75	$19.48	$18.77
Income from Investment Operations:
Net investment income (loss)(2)	0.10		0.13	(0.00	)(3)	0.33	0.18	0.10
Net realized and unrealized gain on investments	3.44		4.21	8.77		1.32	0.82	0.72
Total from investment operations	3.54		4.34	8.77		1.65	1.00	0.82
Redemption Fees(3)	0.00		0.00	0.00		0.00	0.00	0.00
Less Distributions:
From net investment income	—		—	(0.06)		(0.36)	(0.25)	(0.11)
From net realized gains	—		(0.05)	(0.15)		(2.22)	(1.48)	—
Total distributions	—		(0.05)	(0.21)		(2.58)	(1.73)	(0.11)
Net Asset Value, End of Period	$34.21		$30.67	$26.38		$17.82	$18.75	$19.48
Total return	11.54	%(4)	16.44%	49.25%		8.86%	5.11%	4.30%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$24,168		$21,876	$20,489		$14,254	$16,376	$25,777
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.98	%(5)	2.02%	2.09%		2.22%	2.02%	2.00%
After expense reimbursement(6)	1.39	%(5)	1.39%	1.39%		1.39%	1.39%	1.39%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.02	)%(5)	(0.17)%	(0.70)%		0.83%	0.24%	(0.06)%
After expense reimbursement(6)	0.57	%(5)	0.46%	0.00%		1.66%	0.87%	0.55%
Portfolio turnover rate(7)	7%		3%	12%		0%	5%	3%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Medical Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Medical Fund
	Advisor Class A
	For the Six Months Ended June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$29.71		$25.62	$17.33	$18.29	$19.06	$18.36
Income from Investment Operations:
Net investment income (loss)(2)	0.05		0.06	(0.06)	0.27	0.12	0.05
Net realized and unrealized gain on investments	3.34		4.08	8.52	1.29	0.80	0.71
Total from investment operations	3.39		4.14	8.46	1.56	0.92	0.76
Redemption Fees	0.00	(3)	0.00 (3)	0.01	0.00 (3)	0.00 (3)	0.00 (3)
Less Distributions:
From net investment income	—		—	(0.03)	(0.30)	(0.21)	(0.06)
From net realized gains	—		(0.05)	(0.15)	(2.22)	(1.48)	—
Total distributions	—		(0.05)	(0.18)	(2.52)	(1.69)	(0.06)
Net Asset Value, End of Period	$33.10		$29.71	$25.62	$17.33	$18.29	$19.06
Total return(4)	11.41	%(5)	16.15%	48.90%	8.60%	4.79%	4.13%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$5,034		$4,578	$3,746	$2,583	$3,240	$4,207
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.23	%(6)	2.27%	2.34%	2.47%	2.27%	2.25%
After expense reimbursement(7)	1.64	%(6)	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.27	)%(6)	(0.42)%	(0.95)%	0.58%	(0.01)%	(0.31)%
After expense reimbursement(7)	0.32	%(6)	0.21%	(0.25)%	1.41%	0.62%	0.30%
Portfolio turnover rate(8)	7%		3%	12%	0%	5%	3%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Medical Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Medical Fund
	Advisor Class C
	For the Six Months Ended June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$29.15		$25.27	$17.19	$18.15	$18.90	$18.27
Income from Investment Operations:
Net investment income (loss)(2)	(0.03)		(0.08)	(0.16)	0.17	0.02	(0.04)
Net realized and unrealized gain on investments	3.28		4.01	8.42	1.29	0.80	0.69
Total from investment operations	3.25		3.93	8.26	1.46	0.82	0.65
Redemption Fees	—		—	—	—	0.00 (3)	—
Less Distributions:
From net investment income	—		—	(0.03)	(0.20)	(0.09)	(0.02)
From net realized gains	—		(0.05)	(0.15)	(2.22)	(1.48)	—
Total distributions	—		(0.05)	(0.18)	(2.42)	(1.57)	(0.02)
Net Asset Value, End of Period	$32.40		$29.15	$25.27	$17.19	$18.15	$18.90
Total return	11.15	%(4)	15.54%	48.08%	8.08%	4.32%	3.55%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$675		$631	$531	$450	$580	$692
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.73	%(5)	2.77%	2.84%	2.97%	2.77%	2.75%
After expense reimbursement(6)	2.14	%(5)	2.14%	2.14%	2.14%	2.14%	2.14%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.77	)%(5)	(0.92)%	(1.45)%	0.08%	(0.51)%	(0.81)%
After expense reimbursement(6)	(0.18	)%(5)	(0.29)%	(0.75)%	0.91%	0.12%	(0.20)%
Portfolio turnover rate(7)	7%		3%	12%	0%	5%	3%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Medical Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Small Cap Opportunities Fund
	No Load Class
	For the Six Months Ended June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$37.21		$40.12	$25.17	$19.85	$23.32	$20.83
Income from Investment Operations:
Net investment income (loss)(2)	(0.18)		(0.36)	(0.10)	0.01	(0.04)	(0.04)
Net realized and unrealized gain (loss) on investments	1.99		(2.56)	15.05	5.31	(3.15)	2.93
Total from investment operations	1.81		(2.92)	14.95	5.32	(3.19)	2.89
Redemption Fees	0.00	(3)	0.01	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)
Less Distributions:
From net investment income	—		—	—	—	(0.28)	(0.40)
Total distributions	—		—	—	—	(0.28)	(0.40)
Net Asset Value, End of Period	$39.02		$37.21	$40.12	$25.17	$19.85	$23.32
Total return	4.89	%(4)	(7.28)%	59.40%	26.74%	(13.65)%	13.86%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$213,262		$251,110	$277,816	$63,947	$67,798	$130,279
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.73	%(5)	1.71%	1.73%	1.96%	1.90%	1.86%
After expense reimbursement(6)	1.64	%(5)	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.01	)%(5)	(0.96)%	(0.38)%	(0.25)%	(0.44)%	(0.42)%
After expense reimbursement(6)	(0.92	)%(5)	(0.89)%	(0.29)%	0.07%	(0.18)%	(0.20)%
Portfolio turnover rate(7)	1%		19%	6%	22%	47%	4%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Small Cap Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Small Cap Opportunities Fund
	Advisor Class A
	For the Six Months Ended June 30, 2015(Unaudited)		For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$36.43		$39.39	$24.77	$19.59	$22.98	$20.53
Income from Investment Operations:
Net investment loss(2)	(0.22)		(0.45)	(0.18)	(0.04)	(0.10)	(0.09)
Net realized and unrealized gain (loss) on investments	1.95		(2.51)	14.79	5.22	(3.08)	2.87
Total from investment operations	1.73		(2.96)	14.61	5.18	(3.18)	2.78
Redemption Fees	0.00	(3)	0.00 (3)	0.01	0.00 (3)	0.00 (3)	0.00 (3)
Less Distributions:
From net investment income	—		—	—	—	(0.21)	(0.33)
Total distributions	—		—	—	—	(0.21)	(0.33)
Net Asset Value, End of Period	$38.16		$36.43	$39.39	$24.77	$19.59	$22.98
Total return(4)	4.78	%(5)	(7.54)%	59.02%	26.44%	(13.85)%	13.56%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$21,349		$25,591	$21,871	$7,558	$7,250	$11,509
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.98	%(6)	1.96%	1.98%	2.21%	2.15%	2.11%
After expense reimbursement(7)	1.89	%(6)	1.89%	1.89%	1.89%	1.89%	1.89%
Ratio of net investment loss to average net assets:
Before expense reimbursement	(1.26	)%(6)	(1.21)%	(0.63)%	(0.50)%	(0.69)%	(0.67)%
After expense reimbursement(7)	(1.17	)%(6)	(1.14)%	(0.54)%	(0.18)%	(0.43)%	(0.45)%
Portfolio turnover rate(8)	1%		19%	6%	22%	47%	4%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Small Cap Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Small Cap Opportunities Fund
	Advisor Class C
	For the Six Months Ended June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$35.47		$38.53	$24.35	$19.36	$22.68	$20.28
Income from Investment Operations:
Net investment loss(2)	(0.30)		(0.63)	(0.34)	(0.15)	(0.20)	(0.20)
Net realized and unrealized gain (loss) on investments	1.89		(2.44)	14.51	5.14	(3.04)	2.84
Total from investment operations	1.59		(3.07)	14.17	4.99	(3.24)	2.64
Redemption Fees	—		0.01	0.01	—	—	—
Less Distributions:
From net investment income	—		—	—	—	(0.08)	(0.24)
Total distributions	—		—	—	—	(0.08)	(0.24)
Net Asset Value, End of Period	$37.06		$35.47	$38.53	$24.35	$19.36	$22.68
Total return	4.51	%(3)	(7.97)%	58.23%	25.77%	(14.29)%	13.00%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$12,872		$12,928	$7,178	$2,536	$2,440	$3,450
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.48	%(4)	2.46%	2.48%	2.71%	2.65%	2.61%
After expense reimbursement(5)	2.39	%(4)	2.39%	2.39%	2.39%	2.39%	2.39%
Ratio of net investment loss to average net assets:
Before expense reimbursement	(1.76	)%(4)	(1.71)%	(1.13)%	(1.00)%	(1.19)%	(1.17)%
After expense reimbursement(5)	(1.67	)%(4)	(1.64)%	(1.04)%	(0.68)%	(0.93)%	(0.95)%
Portfolio turnover rate(6)	1%		19%	6%	22%	47%	4%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Not annualized.
(4)	Annualized.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Small Cap Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Small Cap Opportunities Fund
	Institutional Class
	For the Six Months Ended June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$37.57		$40.44	$25.32	$19.93	$23.45	$20.90
Income from Investment Operations:
Net investment income (loss)(2)	(0.14)		(0.28)	(0.03)	0.06	0.00 (3)	0.00 (3)
Net realized and unrealized gain (loss) on investments	2.01		(2.59)	15.15	5.33	(3.17)	2.95
Total from investment operations	1.87		(2.87)	15.12	5.39	(3.17)	2.95
Redemption Fees	0.00	(3)	0.00 (3)	—	0.00 (3)	0.00 (3)	0.00 (3)
Less Distributions:
From net investment income	—		—	—	—	(0.35)	(0.40)
Total distributions	—		—	—	—	(0.35)	(0.40)
Net Asset Value, End of Period	$39.44		$37.57	$40.44	$25.32	$19.93	$23.45
Total return	5.01	%(4)	(7.12)%	59.72%	27.04%	(13.51)%	14.10%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$78,539		$63,392	$41,032	$7,482	$5,498	$9,808
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.68	%(5)	1.66%	1.68%	1.91%	1.85%	1.81%
After expense reimbursement(6)	1.44	%(5)	1.44%	1.44%	1.44%	1.44%	1.44%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.96	)%(5)	(0.91)%	(0.33)%	(0.20)%	(0.39)%	(0.37)%
After expense reimbursement(6)	(0.72	)%(5)	(0.69)%	(0.09)%	0.27%	0.02%	0.00%
Portfolio turnover rate(7)	1%		19%	6%	22%	47%	4%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Small Cap Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Market Opportunities Fund
	No Load Class
	For the Six Months Ended June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$16.68		$17.66	$12.08	$10.45	$11.46	$10.84
Income from Investment Operations:
Net investment income (loss)(2)	(0.08)		(0.10)	0.00 (3)	0.03	0.01	0.04
Net realized and unrealized gain (loss) on investments	0.47		(0.88)	5.65	1.80	(0.91)	1.18
Total from investment operations	0.39		(0.98)	5.65	1.83	(0.90)	1.22
Redemption Fees	—		0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)
Less Distributions:
From net investment income	—		—	(0.07)	(0.20)	(0.11)	(0.60)
Total distributions	—		—	(0.07)	(0.20)	(0.11)	(0.60)
Net Asset Value, End of Period	$17.07		$16.68	$17.66	$12.08	$10.45	$11.46
Total return	2.34	%(4)	(5.55)%	46.74%	17.52%	(7.85)%	11.31%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$36,508		$37,318	$47,466	$32,929	$30,191	$38,562
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.88	%(5)	1.86%	1.88%	1.97%	1.93%	1.92%
After expense reimbursement(6)	1.64	%(5)	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.14	)%(5)	(0.77)%	(0.21)%	(0.10)%	(0.20)%	0.06%
After expense reimbursement(6)	(0.90	)%(5)	(0.55)%	0.03%	0.23%	0.09%	0.34%
Portfolio turnover rate(7)	1%		18%	21%	26%	14%	12%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Market Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Market Opportunities Fund
	Advisor Class A
	For the Six Months Ended June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$16.59		$17.60	$12.07	$10.43	$11.43	$10.80
Income from Investment Operations:
Net investment income (loss)(2)	(0.10)		(0.14)	(0.03)	0.00 (3)	(0.02)	0.01
Net realized and unrealized gain (loss) on investments	0.47		(0.87)	5.63	1.80	(0.90)	1.19
Total from investment operations	0.37		(1.01)	5.60	1.80	(0.92)	1.20
Redemption Fees	0.00	(3)	—	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)
Less Distributions:
From net investment income	—		—	(0.07)	(0.16)	(0.08)	(0.57)
Total distributions	—		—	(0.07)	(0.16)	(0.08)	(0.57)
Net Asset Value, End of Period	$16.96		$16.59	$17.60	$12.07	$10.43	$11.43
Total return(4)	2.23	%(5)	(5.74)%	46.36%	17.26%	(8.08)%	11.11%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$6,879		$8,817	$11,742	$6,518	$8,600	$14,167
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.13	%(6)	2.11%	2.13%	2.22%	2.18%	2.17%
After expense reimbursement(7)	1.89	%(6)	1.89%	1.89%	1.89%	1.89%	1.89%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.39	)%(6)	(1.02)%	(0.46)%	(0.35)%	(0.45)%	(0.19)%
After expense reimbursement(7)	(1.15	)%(6)	(0.80)%	(0.22)%	(0.02)%	(0.16)%	0.09%
Portfolio turnover rate(8)	1%		18%	21%	26%	14%	12%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Market Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Market Opportunities Fund
	Advisor Class C
	For the Six Months Ended June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$16.24		$17.32	$11.94	$10.32	$11.30	$10.69
Income from Investment Operations:
Net investment loss(2)	(0.14)		(0.22)	(0.11)	(0.06)	(0.08)	(0.04)
Net realized and unrealized gain (loss) on investments	0.46		(0.86)	5.56	1.78	(0.88)	1.17
Total from investment operations	0.32		(1.08)	5.45	1.72	(0.96)	1.13
Redemption Fees	—		0.00 (3)	0.00 (3)	0.00 (3)	—	0.00 (3)
Less Distributions:
From net investment income	—		—	(0.07)	(0.10)	(0.02)	(0.52)
Total distributions	—		—	(0.07)	(0.10)	(0.02)	(0.52)
Net Asset Value, End of Period	$16.56		$16.24	$17.32	$11.94	$10.32	$11.30
Total return	1.97	%(4)	(6.24)%	45.61%	16.70%	(8.51)%	10.54%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$4,981		$5,109	$5,525	$3,932	$4,233	$5,569
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.63	%(5)	2.61%	2.63%	2.72%	2.68%	2.67%
After expense reimbursement(6)	2.39	%(5)	2.39%	2.39%	2.39%	2.39%	2.39%
Ratio of net investment loss to average net assets:
Before expense reimbursement	(1.89	)%(5)	(1.52)%	(0.96)%	(0.85)%	(0.95)%	(0.69)%
After expense reimbursement(6)	(1.65	)%(5)	(1.30)%	(0.72)%	(0.52)%	(0.66)%	(0.41)%
Portfolio turnover rate(7)	1%		18%	21%	26%	14%	12%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Market Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Market Opportunities Fund
	Institutional Class
	For the Six Months Ended June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$16.80		$17.74	$12.10	$10.46	$11.48	$10.86
Income from Investment Operations:
Net investment income (loss)(2)	(0.06)		(0.06)	0.03	0.05	0.03	0.06
Net realized and unrealized gain (loss) on investments	0.47		(0.88)	5.67	1.81	(0.92)	1.19
Total from investment operations	0.41		(0.94)	5.70	1.86	(0.89)	1.25
Redemption Fees	—		—	0.01	—	—	—
Less Distributions:
From net investment income	—		—	(0.07)	(0.22)	(0.13)	(0.63)
Total distributions	—		—	(0.07)	(0.22)	(0.13)	(0.63)
Net Asset Value, End of Period	$17.21		$16.80	$17.74	$12.10	$10.46	$11.48
Total return	2.50	%(3)	(5.36)%	47.15%	17.83%	(7.71)%	11.54%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$2,853		$3,108	$1,809	$229	$186	$212
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.83	%(4)	1.81%	1.83%	1.92%	1.88%	1.87%
After expense reimbursement(5)	1.44	%(4)	1.44%	1.44%	1.44%	1.44%	1.44%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.09	)%(4)	(0.72)%	(0.16)%	(0.05)%	(0.15)%	0.11%
After expense reimbursement(5)	(0.70	)%(4)	(0.35)%	0.23%	0.43%	0.29%	0.54%
Portfolio turnover rate(6)	1%		18%	21%	26%	14%	12%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Not annualized.
(4)	Annualized.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Market Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Alternative Income Fund
	No Load Class
	For the Six Months Ended June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012(1)	For the Year Ended December 31, 2011(1)	For the Year Ended December 31, 2010(1)
PER SHARE DATA:(2)
Net Asset Value, Beginning of Period	$89.06		$87.88	$83.31	$77.90	$83.82	$88.57
Income from Investment Operations:
Net investment income (loss)(3)	(0.02)		(0.12)	(0.21)	1.53	1.03	0.72
Net realized and unrealized gain (loss) on investments	2.30		1.30	4.78	6.09	(5.13)	(4.75)
Total from investment operations	2.28		1.18	4.57	7.62	(4.10)	(4.03)
Redemption Fees	0.03		0.00 (4)	0.00 (4)	0.00 (4)	0.00 (4)	0.00 (4)
Less Distributions:
From net investment income	—		—	—	(2.21)	(1.82)	(0.72)
Total distributions	—		—	—	(2.21)	(1.82)	(0.72)
Net Asset Value, End of Period	$91.37		$89.06	$87.88	$83.31	$77.90	$83.82
Total return	2.58	%(5)	1.50%	5.22%	9.90%	(4.88)%	(4.60)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$5,554		$8,202	$11,848	$4,699	$5,613	$7,001
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.76	%(6)	1.80%	2.23%	2.55%	2.29%	2.17%
After expense reimbursement(7)	0.95	%(6)	0.95%	0.95%	1.64%	1.64%	1.64%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.85	)%(6)	(0.99)%	(1.52)%	0.93%	0.59%	0.33%
After expense reimbursement(7)	(0.04	)%(6)	(0.14)%	(0.24)%	1.84%	1.24%	0.86%
Portfolio turnover rate(8)	3%		17%	19%	56%	69%	111%

(1)	Per share data adjusted for 1:10 reverse stock split completed as of May 31, 2013.
(2)	Information presented relates to a share of capital stock outstanding for each period.
(3)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(4)	Amount calculated is less than $0.005.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Alternative Income Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Alternative Income Fund
	Advisor Class A
	For the Six Months Ended June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012(1)	For the Year Ended December 31, 2011(1)	For the Year Ended December 31, 2010(1)
PER SHARE DATA:(2)
Net Asset Value, Beginning of Period	$88.69		$87.73	$83.38	$77.76	$83.52	$88.18
Income from Investment Operations:
Net investment income (loss)(3)	(0.13)		(0.34)	(0.43)	1.31	0.82	0.50
Net realized and unrealized gain (loss) on investments	2.29		1.30	4.77	6.09	(5.13)	(4.70)
Total from investment operations	2.16		0.96	4.34	7.40	(4.31)	(4.20)
Redemption Fees	—		0.00 (4)	0.01	0.00 (4)	0.01	0.01
Less Distributions:
From net investment income	—		—	—	(1.78)	(1.46)	(0.47)
Total distributions	—		—	—	(1.78)	(1.46)	(0.47)
Net Asset Value, End of Period	$90.85		$88.69	$87.73	$83.38	$77.76	$83.52
Total return(5)	2.44	%(6)	1.24%	4.91%	9.61%	(5.08)%	(4.80)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$1,882		$1,554	$2,898	$2,597	$4,559	$10,100
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.01	%(7)	2.05%	2.48%	2.80%	2.54%	2.42%
After expense reimbursement(8)	1.20	%(7)	1.20%	1.20%	1.89%	1.89%	1.89%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.10	)%(7)	(1.24)%	(1.77)%	0.68%	0.34%	0.08%
After expense reimbursement(8)	(0.29	)%(7)	(0.39)%	(0.49)%	1.59%	0.99%	0.61%
Portfolio turnover rate(9)	3%		17%	19%	56%	69%	111%

(1)	Per share data adjusted for 1:10 reverse stock split completed as of May 31, 2013.
(2)	Information presented relates to a share of capital stock outstanding for each period.
(3)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(4)	Amount calculated is less than $0.005.
(5)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(6)	Not annualized.
(7)	Annualized.
(8)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(9)	Portfolio turnover of The Alternative Income Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Alternative Income Fund
	Advisor Class C
	For the Six Months Ended June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012(1)	For the Year Ended December 31, 2011(1)	For the Year Ended December 31, 2010(1)
PER SHARE DATA:(2)
Net Asset Value, Beginning of Period	$86.60		$86.10	$82.26	$76.75	$82.53	$87.12
Income from Investment Operations:
Net investment income (loss)(3)	(0.35)		(0.77)	(0.84)	0.89	0.40	0.09
Net realized and unrealized gain (loss) on investments	2.24		1.27	4.68	6.00	(5.03)	(4.57)
Total from investment operations	1.89		0.50	3.84	6.89	(4.63)	(4.48)
Redemption Fees	0.03		—	—	0.00 (4)	0.01	0.00 (4)
Less Distributions:
From net investment income	—		—	—	(1.38)	(1.16)	(0.11)
Total distributions	—		—	—	(1.38)	(1.16)	(0.11)
Net Asset Value, End of Period	$88.52		$86.60	$86.10	$82.26	$76.75	$82.53
Total return	2.21	%(5)	0.74%	4.46%	8.96%	(5.51)%	(5.15)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$1,433		$1,506	$1,862	$1,763	$2,316	$2,840
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.51	%(6)	2.55%	2.98%	3.30%	3.04%	2.92%
After expense reimbursement (7)	1.70	%(6)	1.70%	1.70%	2.39%	2.39%	2.39%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.60	)%(6)	(1.74)%	(2.27)%	0.18%	(0.16)%	(0.42)%
After expense reimbursement(7)	(0.79	)%(6)	(0.89)%	(0.99)%	1.09%	0.49%	0.11%
Portfolio turnover rate(8)	3%		17%	19%	56%	69%	111%

(1)	Per share data adjusted for 1:10 reverse stock split completed as of May 31, 2013.
(2)	Information presented relates to a share of capital stock outstanding for each period.
(3)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(4)	Amount calculated is less than $0.005.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Alternative Income Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Alternative Income Fund
	Institutional Class
	For the Six Months Ended June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012(1)	For the Year Ended December 31, 2011(1)	For the Year Ended December 31, 2010(1)
PER SHARE DATA:(2)
Net Asset Value, Beginning of Period	$90.14		$88.76	$84.00	$78.49	$84.22	$88.97
Income from Investment Operations:
Net investment income (loss)(3)	0.07		0.06	(0.04)	1.72	1.21	0.88
Net realized and unrealized gain (loss) on investments	2.34		1.32	4.80	6.16	(5.13)	(4.74)
Total from investment operations	2.41		1.38	4.76	7.88	(3.92)	(3.86)
Redemption Fees	0.00	(4)	0.00 (4)	—	0.01	0.17	0.01
Less Distributions:
From net investment income	—		—	—	(2.38)	(1.98)	(0.90)
Total distributions	—		—	—	(2.38)	(1.98)	(0.90)
Net Asset Value, End of Period	$92.55		$90.14	$88.76	$84.00	$78.49	$84.22
Total return	2.65	%(5)	1.72%	5.39%	10.17%	(4.43)%	(4.38)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$26,016		$26,874	$6,854	$1,629	$798	$4,182
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.71	%(6)	1.75%	2.18%	2.50%	2.24%	2.12%
After expense reimbursement(7)	0.75	%(6)	0.75%	0.75%	1.44%	1.44%	1.44%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.80	)%(6)	(0.94)%	(1.47)%	0.98%	0.64%	0.38%
After expense reimbursement(7)	0.16	%(6)	0.06%	(0.04)%	2.04%	1.44%	1.06%
Portfolio turnover rate(8)	3%		17%	19%	56%	69%	111%

(1)	Per share data adjusted for 1:10 reverse stock split completed as of May 31, 2013.
(2)	Information presented relates to a share of capital stock outstanding for each period.
(3)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(4)	Amount calculated is less than $0.005.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Alternative Income Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Multi-Disciplinary Income Fund
	No Load Class
	For the Six Months Ended June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Year Ended December 31, 2013		For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$10.79		$11.02	$11.08		$10.09	$10.47	$9.86
Income from Investment Operations:
Net investment income(2)	0.17		0.33	0.20		0.34	0.83	0.35
Net realized and unrealized gain (loss) on investments	0.01		(0.06)	0.28		1.20	(0.80)	0.91
Total from investment operations	0.18		0.27	0.48		1.54	0.03	1.26
Redemption Fees	—		0.00 (3)	0.00	(3)	0.00 (3)	0.00 (3)	0.00 (3)
Less Distributions:
From net investment income	(0.16)		(0.29)	(0.28)		(0.43)	(0.36)	(0.35)
From net realized gains	(0.01)		(0.21)	(0.26)		(0.12)	(0.05)	(0.30)
Total distributions	(0.17)		(0.50)	(0.54)		(0.55)	(0.41)	(0.65)
Net Asset Value, End of Period	$10.80		$10.79	$11.02		$11.08	$10.09	$10.47
Total return	1.64	%(4)	2.46%	4.28%		15.38%	0.24%	13.04%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$9,594		$10,105	$19,553		$19,566	$13,389	$3,489
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.77	%(5)	1.79%	1.83	%(6)	2.00%	2.38%	6.11%
After expense reimbursement(7)	1.49	%(5)	1.49%	1.50	%(6)	1.49%	1.49%	1.49%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	2.79	%(5)	2.63%	1.41	%(8)	2.65%	7.09%	(1.19)%
After expense reimbursement(7)	3.07	%(5)	2.93%	1.74	%(8)	3.16%	7.98%	3.43%
Portfolio turnover rate(9)	2%		35%	54%		41%	74%	38%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)
The ratio of expenses includes borrowing expense on securities sold short. The expense ratio excluding borrowing expenses on securities sold short was 1.82% before expense reimbursement and 1.49% after expense reimbursement.

(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	The ratio of net investment income includes borrowing expense on securities sold short.
(9)	Portfolio turnover of The Multi-Disciplinary Income Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Multi-Disciplinary Income Fund
	Advisor Class A
	For the Six Months Ended June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Year Ended December 31, 2013		For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$10.75		$10.98	$11.03		$10.05	$10.44	$9.85
Income from Investment Operations:
Net investment income(2)	0.15		0.30	0.17		0.31	0.78	0.33
Net realized and unrealized gain (loss) on investments	0.02		(0.06)	0.29		1.20	(0.78)	0.89
Total from investment operations	0.17		0.24	0.46		1.51	—	1.22
Redemption Fees	0.00	(3)	0.00 (3)	0.00	(3)	0.00 (3)	—	—
Less Distributions:
From net investment income	(0.15)		(0.26)	(0.25)		(0.41)	(0.34)	(0.33)
From net realized gains	(0.01)		(0.21)	(0.26)		(0.12)	(0.05)	(0.30)
Total distributions	(0.16)		(0.47)	(0.51)		(0.53)	(0.39)	(0.63)
Net Asset Value, End of Period	$10.76		$10.75	$10.98		$11.03	$10.05	$10.44
Total return(4)	1.52	%(5)	2.17%	4.15%		15.12%	(0.01)%	12.64%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$11,595		$12,281	$36,170		$25,764	$4,726	$356
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.02	%(6)	2.04%	2.08	%(7)	2.25%	2.63%	6.36%
After expense reimbursement(8)	1.74	%(6)	1.74%	1.75	%(7)	1.74%	1.74%	1.74%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	2.54	%(6)	2.38%	1.16	%(9)	2.40%	6.84%	(1.44)%
After expense reimbursement(8)	2.82	%(6)	2.68%	1.49	%(9)	2.91%	7.73%	3.18%
Portfolio turnover rate(10)	2%		35%	54%		41%	74%	38%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)
The ratio of expenses includes borrowing expense on securities sold short. The expense ratio excluding borrowing expenses on securities sold short was 2.07% before expense reimbursement and 1.74% after expense reimbursement.

(8)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(9)	The ratio of net investment income includes borrowing expense on securities sold short.
(10)	Portfolio turnover of The Multi-Disciplinary Income Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Multi-Disciplinary Income Fund
	Advisor Class C
	For the Six Months Ended June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Year Ended December 31, 2013		For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$10.65		$10.90	$10.96		$10.00	$10.40	$9.80
Income from Investment Operations:
Net investment income(2)	0.12		0.24	0.11		0.26	0.74	0.27
Net realized and unrealized gain (loss) on investments	0.02		(0.06)	0.29		1.18	(0.78)	0.90
Total from investment operations	0.14		0.18	0.40		1.44	(0.04)	1.17
Redemption Fees	—		0.00 (3)	—		—	—	—
Less Distributions:
From net investment income	(0.12)		(0.22)	(0.20)		(0.36)	(0.31)	(0.27)
From net realized gains	(0.01)		(0.21)	(0.26)		(0.12)	(0.05)	(0.30)
Total distributions	(0.13)		(0.43)	(0.46)		(0.48)	(0.36)	(0.57)
Net Asset Value, End of Period	$10.66		$10.65	$10.90		$10.96	$10.00	$10.40
Total return	1.29	%(4)	1.61%	3.59%		14.48%	(0.49)%	12.13%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$10,307		$10,403	$11,209		$7,485	$1,645	$128
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.52	%(5)	2.54%	2.58	%(6)	2.75%	3.13%	6.86%
After expense reimbursement(7)	2.24	%(5)	2.24%	2.25	%(6)	2.24%	2.24%	2.24%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	2.04	%(5)	1.88%	0.66	%(8)	1.90%	6.34%	(1.94)%
After expense reimbursement(7)	2.32	%(5)	2.18%	0.99	%(8)	2.41%	7.23%	2.68%
Portfolio turnover rate(9)	2%		35%	54%		41%	74%	38%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)
The ratio of expenses includes borrowing expense on securities sold short. The expense ratio excluding borrowing expenses on securities sold short was 2.57% before expense reimbursement and 2.24% after expense reimbursement.

(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	The ratio of net investment income includes borrowing expense on securities sold short.
(9)	Portfolio turnover of The Multi-Disciplinary Income Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Multi-Disciplinary Income Fund
	Institutional Class
	For the Six Months Ended June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Year Ended December 31, 2013		For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$10.82		$11.06	$11.11		$10.12	$10.50	$9.89
Income from Investment Operations:
Net investment income(2)	0.18		0.35	0.22		0.36	0.85	0.37
Net realized and unrealized gain (loss) on investments	0.01		(0.06)	0.29		1.20	(0.80)	0.91
Total from investment operations	0.19		0.29	0.51		1.56	0.05	1.28
Redemption Fees	—		—	—		—	—	—
Less Distributions:
From net investment income	(0.17)		(0.32)	(0.30)		(0.45)	(0.38)	(0.37)
From net realized gains	(0.01)		(0.21)	(0.26)		(0.12)	(0.05)	(0.30)
Total distributions	(0.18)		(0.53)	(0.56)		(0.57)	(0.43)	(0.67)
Net Asset Value, End of Period	$10.83		$10.82	$11.06		$11.11	$10.12	$10.50
Total return	1.74	%(3)	2.61%	4.58%		15.55%	0.42%	13.19%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$110,030		$102,590	$23,227		$6,576	$3,878	$142
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.72	%(4)	1.74%	1.78	%(5)	1.95%	2.33%	6.06%
After expense reimbursement(6)	1.29	%(4)	1.29%	1.30	%(5)	1.29%	1.29%	1.29%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	2.84	%(4)	2.68%	1.46	%(7)	2.70%	7.14%	(1.14)%
After expense reimbursement(6)	3.27	%(4)	3.13%	1.94	%(7)	3.36%	8.18%	3.63%
Portfolio turnover rate(8)	2%		35%	54%		41%	74%	38%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Not annualized.
(4)	Annualized.
(5)
The ratio of expenses includes borrowing expense on securities sold short. The expense ratio excluding borrowing expenses on securities sold short was 1.77% before expense reimbursement and 1.29% after expense reimbursement.

(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	The ratio of net investment income includes borrowing expense on securities sold short.
(8)	Portfolio turnover of The Multi-Disciplinary Income Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2015 (Unaudited)

The Internet Portfolio

Sector Allocation*	Market Value	Percentage of Total Net Assets
Information	$85,001,727	58.5%
Retail Trade	17,563,781	12.1%
Management of Companies and Enterprises	14,014,550	9.6%
Arts, Entertainment, and Recreation	13,149,470	9.0%
Finance and Insurance	7,900,902	5.5%
Manufacturing	4,463,476	3.1%
Administrative and Support and Waste Management and Remediation Services	427,836	0.3%
Real Estate and Rental and Leasing	358,800	0.2%
Professional, Scientific,and Technical Services	13,080	0.0%

* Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2015 (Unaudited) — (Continued)

The Global Portfolio

		Percentage
	Market	of Total
Country Allocation*	Value	Net Assets
United States	$4,836,476	55.3%
Canada	2,016,645	23.0%
France	679,768	7.8%
Cayman Islands	442,200	5.1%
Switzerland	227,756	2.6%
Spain	134,062	1.5%
Guernsey	70,470	0.8%
Brazil	35,728	0.4%
Japan	30,324	0.3%
Argentina	23,241	0.3%
Germany	13,774	0.2%
United Kingdom	13,718	0.2%
Sweden	3,726	0.0%

* Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2015 (Unaudited) — (Continued)

The Paradigm Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Information	$262,472,278	24.2%
Real Estate and Rental and Leasing	166,561,714	15.3%
Finance and Insurance	135,087,566	12.4%
Management of Companies and Enterprises	121,280,028	11.2%
Petroleum and Gas	89,365,176	8.2%
Retail Trade	88,334,458	8.1%
Manufacturing	76,553,352	7.1%
Arts, Entertainment, and Recreation	63,027,897	5.8%
Mining, Quarrying, and Oil and Gas Extraction	36,972,205	3.4%
Utilities	2,615,318	0.2%
Construction	1,296,416	0.1%
Transportation and Warehousing	68,038	0.0%

*  Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2015 (Unaudited) — (Continued)

The Medical Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Manufacturing	$27,421,081	91.7%
Professional, Scientific, and Technical Services	2,408,717	8.1%
Finance and Insurance	10,032	0.0%

* Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2015 (Unaudited) — (Continued)

The Small Cap Opportunities Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Manufacturing	$90,442,367	27.7%
Real Estate and Rental and Leasing	62,516,268	19.2%
Finance and Insurance	48,470,675	14.9%
Management of Companies and Enterprises	30,047,096	9.2%
Petroleum and Gas	29,387,687	9.0%
Information	22,300,053	6.8%
Arts, Entertainment, and Recreation	14,789,620	4.5%
Retail Trade	12,316,863	3.8%
Mining, Quarrying, and Oil and Gas Extraction	7,610,603	2.3%
Accommodation and Food Services	4,118,430	1.3%
Utilities	1,695,841	0.5%
Wholesale Trade	915,072	0.3%

* Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2015 (Unaudited) — (Continued)

The Market Opportunities Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Finance and Insurance	$23,123,893	45.1%
Management of Companies and Enterprises	6,239,854	12.2%
Real Estate and Rental and Leasing	5,941,002	11.6%
Petroleum and Gas	4,529,749	8.8%
Retail Trade	2,023,526	4.0%
Accommodation and Food Services	1,258,320	2.5%
Mining, Quarrying, and Oil and Gas Extraction	257,310	0.5%
Information	247,144	0.5%
Arts, Entertainment, and Recreation	157,710	0.3%
Manufacturing	66,726	0.1%
Wholesale Trade	16,752	0.0%
Support Activities for Water Transportation	9,488	0.0%
Industrials	8,601	0.0%
Administrative and Support and Waste Management and Remediation Services	5,114	0.0%

* Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2015 (Unaudited) — (Continued)

The Alternative Income Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Finance and Insurance	$14,857,624	42.5%
Manufacturing	7,843,795	22.4%
Public Administration	2,604,607	7.5%
Retail Trade	1,869,375	5.3%
Information	1,580,455	4.5%
Mining, Quarrying, and Oil and Gas Extraction	1,281,497	3.7%
Utilities	705,849	2.0%
Wholesale Trade	700,098	2.0%
Professional, Scientific, and Technical Services	431,832	1.2%
Accommodations and Food Services	400,422	1.2%
Administrative and Support and Waste Management and Remediation Services	389,827	1.1%
Transportation and Warehousing	306,367	0.9%

* Excludes Short-Term Investments & Written Options

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2015 (Unaudited) — (Continued)

The Multi-Disciplinary Income Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Information	$28,241,664	19.8%
Finance and Insurance	21,354,892	15.0%
Real Estate and Rental and Leasing	19,278,472	13.5%
Manufacturing	16,151,195	11.3%
Mining, Quarrying, and Oil and Gas Extraction	11,716,208	8.2%
Administrative and Support and Waste Management and Remediation Services	9,750,594	6.8%
Retail Trade	6,680,126	4.7%
Construction	5,243,875	3.7%
Accommodation and Food Services	4,622,300	3.2%
Transportation and Warehousing	583,750	0.4%
Health Care and Social Assistance	531,525	0.4%
Professional, Scientific, and Technical Services	497,812	0.4%
Utilities	389,747	0.3%
Wholesale Trade	290,000	0.2%

* Excludes Short-Term Investments & Written Options

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — June 30, 2015 (Unaudited)

COMMON STOCKS — 98.26%	Shares	Value
Administrative and Support Services — 0.29%
CreditRiskMonitor.com, Inc.	600	$2,070
Ctrip.com International Limited — ADR*	5,800	421,196
Interval Leisure Group, Inc.	200	4,570
		427,836
Broadcasting (except Internet) — 4.32%
CBS Corporation — Class B	14,000	777,000
The E.W. Scripps Company — Class A	76,000	1,736,600
The Walt Disney Company	33,000	3,766,620
		6,280,220
Cable Distributor — 8.21%
Liberty Broadband Corporation — Series A*	28,200	1,437,354
Liberty Broadband Corporation — Series C*	71,600	3,663,056
Liberty Global plc — Series C*	134,800	6,824,924
		11,925,334
Computer and Electronic Product Manufacturing — 0.25%
QUALCOMM Inc.	5,800	363,254
Credit Intermediation and Related Activities — 0.49%
LendingTree, Inc.*	9,033	710,084
Data Processing, Hosting and Related Services — 0.28%
CoStar Group, Inc.*^	2,000	402,520
Data Processor — 3.94%
MasterCard, Inc. — Class A	28,000	2,617,440
Verisk Analytics, Inc. — Class A*	7,600	552,976
Visa, Inc. — Class A	38,000	2,551,700
		5,722,116
Defense — 2.52%
CACI International, Inc. — Class A*	35,000	2,831,150
ManTech International Corporation — Class A^	28,800	835,200
		3,666,350

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — June 30, 2015 (Unaudited) — (Continued)

	Shares	Value
E-Commerce — 14.37%
eBay, Inc.*	72,000	$4,337,280
IAC/InterActiveCorp	47,000	3,744,020
Liberty Interactive Corporation — Class A*	338,200	9,385,050
Liberty TripAdvisor Holdings Inc. — Series A*	106,000	3,415,320
		20,881,670
Gaming — 0.68%
Melco International Development Limited	700,000	989,737
Global Exchanges — 0.11%
JSE Limited	15,000	158,421
Holding Company — 2.25%
Icahn Enterprises LP	37,689	3,268,390
Media — 27.84%
Discovery Communications, Inc. — Class A*^	100,000	3,326,000
Discovery Communications, Inc. — Class C*	96,000	2,983,680
Liberty Media Corporation — Class A*	115,600	4,166,224
Liberty Media Corporation — Class C*	186,000	6,677,400
Liberty Ventures — Series A*	162,700	6,389,229
Scripps Networks Interactive — Class A	72,000	4,706,640
Starz — Class A*	127,000	5,679,440
Time Warner, Inc.^	48,000	4,195,680
Viacom Inc. — Class B	36,000	2,327,040
		40,451,333
Motion Picture and Sound Recording Industries — 2.49%
DreamWorks Animation SKG, Inc. — Class A*^	137,200	3,619,336
Motor Vehicle and Parts Dealers — 0.73%
AutoNation, Inc.*	16,800	1,058,064
Non-Store Retailers — 1.40%
Copart, Inc.*	37,600	1,334,048
Overstock.com, Inc.*^	1,000	22,540
Sotheby’s^	15,000	678,600
		2,035,188
Other Exchanges — 0.04%
CBOE Holdings Inc.	1,000	57,220

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — June 30, 2015 (Unaudited) — (Continued)

	Shares	Value
Other Information Services — 6.99%
Google Inc. — Class A*	7,200	$3,888,288
Google Inc. — Class C*	8,020	4,174,490
Yahoo! Inc.*	53,400	2,098,086
		10,160,864
Performing Arts, Spectator Sports, and Related Industries — 5.78%
Live Nation Entertainment, Inc.*	124,000	3,408,760
The Madison Square Garden Company — Class A*	59,700	4,984,353
		8,393,113
Professional, Scientific, and Technical Services — 0.01%
Monster Worldwide, Inc.*	2,000	13,080
Publishing Industries (except Internet) — 0.11%
Journal Media Group Inc.	19,375	160,619
Rental and Leasing Services — 0.17%
Comdisco Holding Company, Inc.*	56,000	243,600
Satellite Telecommunications — 14.11%
DISH Network Corp. — Class A*	137,800	9,330,438
EchoStar Corporation — Class A*	209,600	10,203,328
Loral Space & Communications Inc.*	8,600	542,832
ViaSat, Inc.*	7,200	433,872
		20,510,470
Securities, Commodity Contracts, and Other Financial Investments and
Related Activities — 0.86%
IntercontinentalExchange Group, Inc.	1,200	268,332
MarketAxess Holdings, Inc.	5,700	528,789
OTC Markets Group Inc. — Class A	30,600	455,940
		1,253,061
Telecommunications — 0.02%
ICTC Group Inc.*	149	2,980
SoftBank Corp.	400	23,562
		26,542
TOTAL COMMON STOCKS
(cost $67,979,077)		142,778,422

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — June 30, 2015 (Unaudited) — (Continued)

	Principal
ESCROW NOTES — 0.00%	Amount	Value
Special Purpose Entity — 0.00%
Adelphia Communications Corp. Preferred*+	$190,000	$—
TOTAL ESCROW NOTES
(cost $0)		—

RIGHTS — 0.08%	Shares
Rental and Leasing Services — 0.08%
Comdisco Holding Company, Inc.*^#	1,800,000	115,200
TOTAL RIGHTS
(cost $21,920)		115,200

INVESTMENTS PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING — 3.62%
Money Market Funds — 3.62%
Mount Vernon Securities Lending Trust — Prime Portfolio, 0.23%b	5,262,475	5,262,475
TOTAL INVESTMENTS PURCHASED WITH THE
CASH PROCEEDS FROM SECURITIES LENDING
(cost $5,262,475)		5,262,475
TOTAL INVESTMENTS — 101.96%
(cost $73,263,472)		$148,156,097

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — June 30, 2015 (Unaudited) — (Continued)

Percentages are stated as a percent of net assets.
*—	Non-income producing security.
^ —	This security or a portion of this security was out on loan at June 30, 2015. Total loaned securities had a market value of $5,086,658 at June 30, 2015.
—	Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
—	Contingent value right (contingent upon profitability of company).
b —	The rate quoted is the annualized seven-day yield as of June 30, 2015.
ADR — American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments — June 30, 2015 (Unaudited) — (Continued)

COMMON STOCKS — 96.15%	Shares	Value
Apparel Manufacturing — 2.00%
LVMH Moet Hennessy Louis Vuitton SA	1,000	$175,199
Asset Management — 8.10%
Apollo Global Management LLC — Class A	300	6,645
Brookfield Asset Management Inc. — Class A	6,000	209,580
JZ Capital Partners Limited	10,000	70,470
Onex Corporation	7,000	387,100
Partners Value Investments Inc.*	1,200	35,068
		708,863
Cable Distributor — 2.11%
Altice SA*	100	13,774
Liberty Broadband Corporation — Series A*	900	45,873
Liberty Broadband Corporation — Series C*	2,340	119,714
Numericable Group SA*	100	5,301
		184,662
Chemical Manufacturing — 1.46%
Platform Specialty Products Corporation*	5,000	127,900
Construction of Buildings — 0.43%
Lennar Corporation — Class A	200	10,208
TRI Pointe Homes, Inc.*	1,800	27,540
		37,748
Crop Production — 0.27%
Cresud S.A.C.I.F.y A. — ADR*^	1,785	23,241
E-Commerce — 5.09%
Liberty Interactive Corporation — Class A*	10,000	277,500
Liberty TripAdvisor Holdings Inc. — Series A*	5,200	167,544
		445,044
Electronics and Appliance Stores — 0.20%
Sears Hometown and Outlet Stores Inc.*	1,800	17,100
European Exchanges — 1.45%
Bolsas y Mercados Espanoles	3,130	126,599
Gaming — 1.13%
Wynn Resorts Limited	1,000	98,670

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments — June 30, 2015 (Unaudited) — (Continued)

	Shares	Value
General Merchandise Stores — 2.41%
Sears Canada Inc.*^	6,600	$40,194
Sears Holdings Corporation*^	6,400	170,880
		211,074
Global Exchanges — 0.41%
BM&FBOVESPA SA	9,470	35,728
Holding Company — 19.33%
Bollore SA	92,500	492,416
Clarke Inc.	33,000	313,091
Dundee Corporation — Class A*	35,800	359,790
HRG Group, Inc.*	200	2,600
Icahn Enterprises LP	5,994	519,800
Investor AB — B Shares	100	3,726
		1,691,423
Insurance Carriers and Related Activities — 0.11%
Fairfax Financial Holdings Limited	20	9,880
Jewelry, Watch, Precious Stone, and Precious Metal
Merchant Wholesalers — 2.60%
Compagnie Financiere Richemont SA	2,800	227,756
Lessors of Nonresidential Buildings (except Miniwarehouses) — 6.56%
The Howard Hughes Corporation*	4,000	574,160
Media — 10.40%
Discovery Communications, Inc. — Class A*	1,200	39,912
Discovery Communications, Inc. — Class C*	1,200	37,296
Liberty Media Corporation — Class A*	3,600	129,744
Liberty Media Corporation — Class C*	7,200	258,480
Liberty Ventures — Series A*	7,332	287,927
Starz — Class A*	3,494	156,252
		909,611
Mining (except Oil and Gas) — 0.94%
Franco-Nevada Corporation	1,200	57,180
NovaCopper Inc.*^	666	333
NovaGold Resources Inc.*	4,000	13,680
Sandstorm Gold Limited*	3,600	10,584
		81,777
Motion Picture and Sound Recording Industries — 2.17%
DreamWorks Animation SKG, Inc. — Class A*^	7,200	189,936

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments — June 30, 2015 (Unaudited) — (Continued)

	Shares	Value
Oil and Gas — 4.65%
Texas Pacific Land Trust	2,700	$406,323
Oil and Gas Extraction — 7.13%
Continental Resources, Inc.*	2,100	89,019
Paramount Resources Limited — Class A*	1,410	32,400
Siem Industries Inc.	6,600	442,200
Tourmaline Oil Corp.*	2,000	60,080
		623,699
Oil Refining — 0.88%
Par Petroleum Corporation*	4,114	77,014
Other Information Services — 0.01%
Internet Initiative Japan Inc. — ADR	100	872
Pipeline Transportation — 0.08%
Rubis SCA	100	6,852
Publishing Industries (except Internet) — 0.09%
Promotora de Informaciones S.A. — ADR*	240	2,057
Promotora de Informaciones S.A. — Class A*	610	5,406
		7,463
Real Estate — 4.86%
Brookfield Property Partners LP	281	6,196
Dream Unlimited Corp. — Class A*	54,000	418,943
		425,139
Restaurants — 7.23%
Restaurant Brands International LP	18	652
Restaurant Brands International, Inc.	1,782	68,090
The Wendy’s Company	50,000	564,000
		632,742
Satellite Telecommunications — 3.17%
DISH Network Corp. — Class A*	1,800	121,878
EchoStar Corporation — Class A*	3,200	155,776
		277,654
Telecommunications — 0.44%
Cable & Wireless Communications plc	9,000	9,418
SoftBank Corp.	500	29,452
		38,870

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments — June 30, 2015 (Unaudited) — (Continued)

	Shares	Value
Transportation — 0.05%
Clarkson plc	100	$4,300
Transportation Equipment Manufacturing — 0.39%
HEICO Corporation — Class A	675	34,270
TOTAL COMMON STOCKS
(cost $7,049,551)		8,411,569

	Principal
CORPORATE BONDS — 0.40%	Amount
General Merchandise Stores — 0.40%
Sears Holdings Corporation, 8.000%, 12/15/2019	$39,500	35,155
TOTAL CORPORATE BONDS
(cost $39,500)		35,155

MUTUAL FUNDS — 0.69%	Shares
Funds, Trusts, and Other Financial Vehicles — 0.69%
Templeton Russia and East European Fund, Inc.	6,000	60,300
TOTAL MUTUAL FUNDS
(cost $79,646)		60,300

WARRANTS — 0.24%
General Merchandise Stores — 0.24%
Sears Holdings Corporation*^	1,390	20,864
TOTAL WARRANTS
(cost $19,439)		20,864

	Principal
SHORT-TERM INVESTMENTS — 2.35%	Amount
Commercial Paper — 2.34%
U.S. Bank N.A., 0.02%, 07/01/2015	$205,000	205,000

	Shares
Money Market Funds — 0.01%
Fidelity Institutional Government Portfolio — Class I, 0.01%b	635	635
TOTAL SHORT-TERM INVESTMENTS
(cost $205,635)		205,635

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments — June 30, 2015 (Unaudited) — (Continued)

INVESTMENTS PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING — 5.29%	Shares	Value
Money Market Funds — 5.29%
Mount Vernon Securities Lending Trust — Prime Portfolio, 0.23%b	463,370	$463,370
TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
(cost $463,370)		463,370
TOTAL INVESTMENTS — 105.12%
(cost $7,857,141)		$9,196,893

Percentages are stated as a percent of net assets.
* — Non-income producing security.
^ — This security or a portion of this security was out on loan at June 30, 2015. Total loaned securities had a market value of $436,732 at June 30, 2015.
b — The rate quoted is the annualized seven-day yield as of June 30, 2015.
ADR — American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2015 (Unaudited) — (Continued)

COMMON STOCKS — 95.87%	Shares	Value
Apparel Manufacturing — 0.17%
L Brands, Inc.	21,900	$1,877,487
Asset Management — 6.88%
Apollo Global Management LLC — Class A	1,000	22,150
Brookfield Asset Management Inc. — Class A	1,476,100	51,560,173
GAMCO Investors, Inc. — Class A	500	34,355
Onex Corporation	373,200	20,637,960
Partners Value Investments Inc.*	800	23,379
RIT Capital Partners plc	20,600	500,726
Value Partners Group Limited	1,128,000	1,781,156
WisdomTree Investments, Inc.	11,000	241,615
		74,801,514
Beverage and Tobacco Product Manufacturing — 0.15%
Brown-Forman Corporation — Class A^	450	50,139
Castle Brands, Inc.*	72,000	100,080
Crimson Wine Group Limited*	154,000	1,439,900
		1,590,119
Broadcasting (except Internet) — 1.14%
CBS Corporation — Class B	223,800	12,420,900
Cable Distributor — 2.40%
Liberty Broadband Corporation — Series A*	137,600	7,013,472
Liberty Broadband Corporation — Series C*	373,600	19,113,376
		26,126,848
Chemical Manufacturing — 0.32%
Platform Specialty Products Corporation*	136,800	3,499,344
Construction of Buildings — 0.22%
Green Brick Partners, Inc.*^	3,600	39,420
Lennar Corporation — Class A^	25,400	1,296,416
TRI Pointe Homes, Inc.*	66,800	1,022,040
		2,357,876
Credit Intermediation and Related Activities — 0.00%
Imperial Holdings, Inc.*^	7,500	43,425
E-Commerce — 3.19%
IAC/InterActiveCorp	12,400	987,784
Liberty Interactive Corporation — Class A*	1,039,600	28,848,900
Liberty TripAdvisor Holdings Inc. — Series A*	150,200	4,839,444
		34,676,128

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2015 (Unaudited) — (Continued)

	Shares	Value
Electrical Equipment, Appliance, and Component Manufacturing — 0.00%
Danaher Corporation	100	$8,559
Electronics and Appliance Stores — 0.09%
Sears Hometown and Outlet Stores Inc.*^	97,400	925,300
Gaming — 1.69%
Las Vegas Sands Corp.	172,600	9,073,582
MGM Resorts International*	168,800	3,080,600
Wynn Resorts Limited	63,000	6,216,210
		18,370,392
General Merchandise Stores — 1.26%
Sears Canada Inc.*^	447,200	2,723,448
Sears Holdings Corporation*^	410,000	10,947,000
		13,670,448
Global Exchanges — 0.18%
JSE Limited	184,900	1,952,803
Holding Company — 9.17%
Bollore SA	608,200	3,237,703
Dundee Corporation — Class A*^	167,000	1,678,350
Icahn Enterprises LP	913,818	79,246,297
Leucadia National Corporation	640,700	15,556,196
		99,718,546
Insurance Carriers and Related Activities — 1.67%
Markel Corporation*	22,732	18,201,058
Lessors of Nonresidential Buildings (except Miniwarehouses) — 12.21%
The Howard Hughes Corporation*	897,200	128,784,088
Rouse Properties, Inc.^	244,000	3,989,400
		132,773,488
Lessors of Residential Buildings and Dwellings — 0.68%
Equity Lifestyle Properties, Inc. — REIT	140,400	7,382,232
Machinery Manufacturing — 0.07%
Colfax Corporation*^	17,000	784,550
Manufactured Brands — 3.55%
Jarden Corporation*	745,000	38,553,750
Movado Group, Inc.	800	21,728
		38,575,478

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2015 (Unaudited) — (Continued)

	Shares	Value
Media — 11.31%
Discovery Communications, Inc. — Class A*^	345,300	$11,484,678
Discovery Communications, Inc. — Class C*	268,500	8,344,980
Liberty Media Corporation — Class A*	580,800	20,932,032
Liberty Media Corporation — Class C*	1,013,300	36,377,470
Liberty Ventures — Series A*	332,200	13,045,494
Scripps Networks Interactive — Class A	60,000	3,922,200
Starz — Class A*	558,900	24,994,008
Viacom Inc. — Class B	60,000	3,878,400
		122,979,262
Mining (except Oil and Gas) — 1.26%
Franco-Nevada Corporation	286,200	13,637,430
Motion Picture and Sound Recording Industries — 3.56%
DreamWorks Animation SKG, Inc. — Class A*^	1,468,100	38,728,478
Motor Vehicle and Parts Dealers — 5.02%
AutoNation, Inc.*	865,600	54,515,488
Non-Store Retailers — 0.17%
Lands’ End, Inc.*^	76,200	1,892,046
Oil and Gas — 8.22%
Texas Pacific Land Trust^c	593,828	89,365,176
Oil and Gas Extraction — 2.10%
Canadian Natural Resources Limited	61,300	1,664,908
Continental Resources, Inc.*^	178,400	7,562,376
Siem Industries Inc.	29,700	1,989,900
Tourmaline Oil Corp.*	386,000	11,595,452
		22,812,636
Oil Refining — 0.05%
Par Petroleum Corporation*	27,892	522,138
Other Exchanges — 3.53%
CBOE Holdings Inc.	660,200	37,776,644
Urbana Corporation — Class A	368,178	633,773
		38,410,417
Performing Arts, Spectator Sports, and Related Industries — 4.11%
Live Nation Entertainment, Inc.*	1,624,500	44,657,505
Pharmaceuticals — 0.01%
OPKO Health, Inc.*^	4,000	64,320

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2015 (Unaudited) — (Continued)

	Shares	Value
Real Estate — 2.33%
Brookfield Property Partners LP	71,064	$1,566,961
Dream Unlimited Corp. — Class A*	304,200	2,360,047
Forest City Enterprises, Inc. — Class A*	818,600	18,091,060
Urban Edge Properties — REIT	14,800	307,692
Vornado Realty Trust — REIT	31,800	3,018,774
		25,344,534
Restaurants — 2.94%
The Wendy’s Company	2,834,000	31,967,520
Satellite Telecommunications — 5.96%
DISH Network Corp. — Class A*	614,000	41,573,940
EchoStar Corporation — Class A*	477,400	23,239,832
		64,813,772
Support Activities for Transportation — 0.01%
HNA Infrastructure Company Limited	60,000	68,038
Transportation Equipment Manufacturing — 0.01%
HEICO Corporation — Class A	1,250	63,462
Utilities — 0.24%
Brookfield Infrastructure Partners LP^	58,600	2,615,318
TOTAL COMMON STOCKS
(cost $645,656,787)		1,042,214,035

	Principal
ESCROW NOTES — 0.00%	Amount
Special Purpose Entity — 0.00%
Adelphia Communications Corp.*+	$200,000	—
TOTAL ESCROW NOTES
(cost $0)		—

WARRANTS — 0.13%	Shares
General Merchandise Stores — 0.13%
Sears Holdings Corporation*^	94,631	1,420,411
TOTAL WARRANTS
(cost $1,567,656)		1,420,411

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2015 (Unaudited) — (Continued)

	Principal
SHORT-TERM INVESTMENTS — 3.73%	Amount	Value
Commercial Paper — 3.73%
U.S. Bank N.A., 0.02%, 07/01/2015	$40,549,000	$40,549,000

	Shares
Money Market Funds — 0.00%
Fidelity Institutional Government Portfolio — Class I, 0.01%b	370	370
TOTAL SHORT-TERM INVESTMENTS
(cost $40,549,370)		40,549,370

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS
FROM SECURITIES LENDING — 7.38%
Money Market Funds — 7.38%
Mount Vernon Securities Lending Trust — Prime Portfolio, 0.23%b	80,187,483	80,187,483
TOTAL INVESTMENTS PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING
(cost $80,187,483)		80,187,483
TOTAL INVESTMENTS — 107.11%
(cost $767,961,296)		$1,164,371,299

Percentages are stated as a percent of net assets.
* — Non-income producing security.
^ — This security or a portion of this security was out on loan at June 30, 2015. Total loaned securities had a market value of $76,631,535 at June 30, 2015.
+ — Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
 b — The rate quoted is the annualized seven-day yield as of June 30, 2015.
 c — Affiliated issuer. See Note 11.
REIT — Real Estate Investment Trust.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments — June 30, 2015 (Unaudited) — (Continued)

COMMON STOCKS — 99.72%	Shares	Value
Chemical Manufacturing — 7.31%
Agenus, Inc.*	148	$1,277
AmpliPhi Biosciences Corp.*	1,000	187
Celgene Corporation*	5,000	578,675
Gilead Sciences, Inc.	8,000	936,640
Immune Pharmaceuticals Inc.*	17	33
Lonza Group AG*	5,000	667,950
MMRGlobal Inc.*	43,000	280
		2,185,042
Pharmaceutical and Biotechnology — 84.35%
AbbVie Inc.	14,000	940,660
Alkermes plc*	25,000	1,608,500
Arena Pharmaceuticals, Inc.*^	45,000	208,800
AstraZeneca plc — ADR	13,000	828,230
Biogen Inc.*	7,250	2,928,565
Bristol-Myers Squibb Company	34,000	2,262,360
Celldex Therapeutics Inc.*^	26,294	663,135
Eli Lilly & Company	23,000	1,920,270
GlaxoSmithKline plc — ADR	22,673	944,330
Isis Pharmaceuticals, Inc.*^	17,000	978,350
Johnson & Johnson	14,000	1,364,440
Merck & Co., Inc.	16,000	910,880
Merrimack Pharmaceuticals, Inc.*^	19,000	234,935
Novartis AG — ADR	18,000	1,770,120
Oncothyreon, Inc.*	33,333	124,665
Osiris Therapeutics, Inc.*^	19,000	369,740
Pfizer, Inc.	46,000	1,542,380
Progenics Pharmaceuticals, Inc.*^	67,200	501,312
Receptos, Inc.*	8,000	1,520,400
Roche Holding AG Limited — ADR	22,000	771,540
Sanofi — ADR	26,000	1,287,780
Shire plc — ADR	6,000	1,448,940
Synta Pharmaceuticals Corp.*	16,000	35,680
Vical Inc.*	84,500	59,150
		25,225,162

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments — June 30, 2015 (Unaudited) — (Continued)

	Shares	Value
Professional, Scientific, and Technical Services — 8.06%
Affymetrix, Inc.*^	104,000	$1,135,680
Albany Molecular Research, Inc.*^	56,000	1,132,320
Codexis, Inc.*	5,611	21,827
Onconova Therapeutics, Inc.*^	21,000	49,770
Pacific Biosciences of California Inc.*^	12,000	69,120
		2,408,717
TOTAL COMMON STOCKS
(cost $17,567,372)		29,818,921

RIGHTS — 0.07%
Funds, Trusts, and Other Financial Vehicles — 0.03%
Ligand Pharmaceuticals Inc.*	44,000	1,804
Ligand Pharmaceuticals Inc.*	44,000	4,840
Ligand Pharmaceuticals Inc.	44,000	3,080
Ligand Pharmaceuticals Inc.*	44,000	308
		10,032
Pharmaceutical and Biotechnology — 0.04%
Sanofi*	15,538	10,877
TOTAL RIGHTS
(cost $0)		20,909

	Principal
SHORT-TERM INVESTMENTS — 0.16%	Amount
Commercial Paper — 0.16%
U.S. Bank N.A., 0.02%, 07/01/2015	$49,000	49,000

	Shares
Money Market Funds — 0.00%
Fidelity Institutional Government Portfolio — Class I, 0.01%b	610	610
TOTAL SHORT-TERM INVESTMENTS
(cost $49,610)		49,610

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments — June 30, 2015 (Unaudited) — (Continued)

INVESTMENTS PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING — 10.53%	Shares	Value
Money Market Funds — 10.53%
Mount Vernon Securities Lending Trust — Prime Portfolio, 0.23%b	3,148,825	$3,148,825
TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS
FROM SECURITIES LENDING
(cost $3,148,825)		3,148,825
TOTAL INVESTMENTS — 110.48%
(cost $20,765,807)		$33,038,265

Percentages are stated as a percent of net assets.
* — Non-income producing security.
^ — This security or a portion of this security was out on loan at June 30, 2015. Total loaned securities had a market value of $3,077,519 at June 30, 2015.
b — The rate quoted is the annualized seven-day yield as of June 30, 2015.
ADR — American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2015 (Unaudited) — (Continued)

COMMON STOCKS — 99.37%	Shares	Value
Asset Management — 6.78%
GAMCO Investors, Inc. — Class A	23,400	$1,607,814
JZ Capital Partners Limited	196,400	1,384,033
Onex Corporation	185,300	10,253,069
Partners Value Investments Inc.*	191,000	5,581,665
RIT Capital Partners plc	135,200	3,286,318
Sprott, Inc.	1,680	3,322
		22,116,221
Chemical Manufacturing — 4.89%
Inter Parfums, Inc.	155,100	5,262,543
Platform Specialty Products Corporation*	418,300	10,700,114
		15,962,657
Construction of Buildings — 4.49%
Green Brick Partners, Inc.*	398,700	4,365,765
TRI Pointe Homes, Inc.*	672,700	10,292,310
		14,658,075
Credit Intermediation and Related Activities — 1.55%
BOK Financial Corporation	11,400	793,212
Imperial Holdings, Inc.*^	735,250	4,257,098
		5,050,310
E-Commerce — 0.32%
Liberty TripAdvisor Holdings Inc. — Series A*	32,200	1,037,484
Electronics and Appliance Stores — 1.09%
Sears Hometown and Outlet Stores Inc.*^	375,700	3,569,150
Forestry and Logging — 0.01%
Keweenaw Land Association Limited*	380	36,480
Gaming — 1.26%
Tropicana Entertainment Inc.*	256,600	4,118,430
General Merchandise Stores — 1.53%
Sears Canada Inc.*^	613,100	3,733,779
Sears Holdings Corporation*^	46,500	1,241,550
		4,975,329
Holding Company — 11.58%
Dundee Corporation — Class A*	856,700	8,609,835
Icahn Enterprises LP	336,294	29,163,416
		37,773,251

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2015 (Unaudited) — (Continued)

	Shares	Value
Insurance Carriers and Related Activities — 3.52%
AmTrust Financial Services, Inc.^	153,100	$10,029,581
Greenlight Capital Re, Limited — Class A*	50,200	1,464,334
		11,493,915
Lessors of Nonresidential Buildings (except Miniwarehouses) — 9.22%
The Howard Hughes Corporation*	209,600	30,085,984
Machinery Manufacturing — 0.49%
Colfax Corporation*^	34,500	1,592,175
Manufactured Brands — 11.04%
Jarden Corporation*	665,825	34,456,444
Movado Group, Inc.	57,200	1,553,552
		36,009,996
Media — 2.11%
Liberty Ventures — Series A*	32,200	1,264,494
Starz — Class A*	125,800	5,625,776
		6,890,270
Merchant Wholesalers, Durable Goods — 0.28%
Dorman Products, Inc.*^	19,200	915,072
Mining (except Oil and Gas) — 0.05%
McEwen Mining Inc.*^	160,600	153,999
Motion Picture and Sound Recording Industries — 4.57%
DreamWorks Animation SKG, Inc. — Class A*^	564,400	14,888,872
Motor Vehicle and Parts Dealers — 0.62%
Penske Automotive Group, Inc.	38,700	2,016,657
Non-Store Retailers — 0.11%
Lands’ End, Inc.*^	13,986	347,272
Oil and Gas — 9.01%
Texas Pacific Land Trust	195,280	29,387,687
Oil and Gas Extraction — 0.21%
Biloxi Marsh Lands Corporation	100	2,624
WPX Energy Inc.*	55,800	685,224
		687,848

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2015 (Unaudited) — (Continued)

	Shares	Value
Oil Refining — 2.08%
Par Petroleum Corporation*	361,719	$6,771,380
Other Exchanges — 0.37%
Urbana Corporation — Class A	695,071	1,196,479
Performing Arts, Spectator Sports, and Related Industries — 4.54%
Live Nation Entertainment, Inc.*	538,000	14,789,620
Petroleum and Coal Products Manufacturing — 1.02%
CVR Energy, Inc.^	88,300	3,323,612
Pipeline Transportation — 0.52%
Rubis SCA	24,750	1,695,840
Publishing Industries (except Internet) — 0.19%
Promotora de Informaciones S.A. — ADR*	64,644	553,999
Value Line, Inc.	7,615	79,044
		633,043
Real Estate — 5.32%
Dream Unlimited Corp. — Class A*	2,235,000	17,339,592
Rental and Leasing Services — 0.01%
Comdisco Holding Company, Inc.	7,560	32,886
Restaurants — 7.69%
The Wendy’s Company	2,224,400	25,091,232
Satellite Telecommunications — 0.57%
Loral Space & Communications Inc.*	14,000	883,680
ViaSat, Inc.*	16,400	988,264
		1,871,944
Securities, Commodity Contracts, and Other Financial Investments
and Related Activities — 0.00%
BHF Kleinwort Benson Group SA*	800	3,915
Telecommunications — 0.04%
CIBL, Inc.*	18	24,318
ICTC Group Inc.*	208	4,160
LICT Corporation*	16	86,400
		114,878

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2015 (Unaudited) — (Continued)

	Shares	Value
Transportation Equipment Manufacturing — 2.29%
American Railcar Industries, Inc.^	67,400	$3,278,336
Federal-Mogul Holdings Corporation*	369,700	4,196,095
		7,474,431
TOTAL COMMON STOCKS
(cost $285,768,906)		324,105,986

RIGHTS — 0.11%
Rental and Leasing Services — 0.11%
Comdisco Holding Company, Inc.*#	5,634,807	360,628
TOTAL RIGHTS
(cost $1,088,543)		360,628

WARRANTS — 0.05%
General Merchandise Stores — 0.05%
Sears Holdings Corporation*^	9,591	143,961
TOTAL WARRANTS
(cost $97,552)		143,961

	Principal
SHORT-TERM INVESTMENTS — 0.04%	Amount
Commercial Paper — 0.04%
U.S. Bank N.A., 0.02%, 07/01/2015	$130,000	130,000

	Shares
Money Market Funds — 0.00%
Fidelity Institutional Government Portfolio — Class I, 0.01%b	696	696
TOTAL SHORT-TERM INVESTMENTS
(cost $130,696)		130,696

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2015 (Unaudited) — (Continued)

INVESTMENTS PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING — 13.59%	Shares	Value
Money Market Funds — 13.59%
Mount Vernon Securities Lending Trust — Prime Portfolio, 0.23%b	44,329,175	$44,329,175
TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS
FROM SECURITIES LENDING
(cost $44,329,175)		44,329,175
TOTAL INVESTMENTS — 113.16%
(cost $331,414,872)		$369,070,446

Percentages are stated as a percent of net assets.
* — Non-income producing security.
^ — This security or a portion of this security was out on loan at June 30, 2015. Total loaned securities had a market value of $42,780,293 at June 30, 2015.
# — Contingent value right (contingent upon profitability of company).
b — The rate quoted is the annualized seven-day yield as of June 30, 2015.
ADR — American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — June 30, 2015 (Unaudited) — (Continued)

COMMON STOCKS — 85.62%	Shares	Value
Administrative and Support Services — 0.01%
Markit Limited*	200	$5,114
Asset Management — 16.72%
Apollo Global Management LLC — Class A	18,900	418,635
The Blackstone Group LP	9,000	367,830
Brookfield Asset Management Inc. — Class A	73,000	2,549,890
Federated Investors, Inc. — Class B^	3,600	120,564
GAMCO Investors, Inc. — Class A	300	20,613
JZ Capital Partners Limited	55,200	388,995
Oaktree Capital Group LLC^	18,000	957,240
Onex Corporation	43,000	2,377,900
Partners Value Investments Inc.*	43,216	1,262,918
Pershing Square Holdings Limited*	100	3,050
Senvest Capital Inc.*	120	18,735
Sprott, Inc.	41,155	81,387
		8,567,757
Beverage and Tobacco Product Manufacturing — 0.09%
Crimson Wine Group Limited*	5,080	47,498
Chemical Manufacturing — 0.03%
Cadus Corporation*	10,800	14,364
Construction of Buildings — 0.11%
Green Brick Partners, Inc.*	5,190	56,830
Credit Intermediation and Related Activities — 3.04%
BBCN Bancorp, Inc.	10	148
Imperial Holdings, Inc.*	269,000	1,557,510
		1,557,658
Data Processor — 6.16%
MasterCard, Inc. — Class A	14,800	1,383,504
Visa, Inc. — Class A	26,400	1,772,760
		3,156,264
E-Commerce — 0.48%
Liberty Interactive Corporation — Class A*	2,000	55,500
Liberty TripAdvisor Holdings Inc. — Series A*	5,948	191,644
		247,144

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — June 30, 2015 (Unaudited) — (Continued)

	Shares	Value
Gaming — 2.76%
Las Vegas Sands Corp.	3,000	$157,710
Tropicana Entertainment Inc.*	78,400	1,258,320
		1,416,030
General Merchandise Stores — 0.05%
Sears Holdings Corporation*^	1,000	26,700
Global Exchanges — 2.62%
JSE Limited	62,000	654,807
London Stock Exchange Group plc	12,800	476,652
Singapore Exchange Limited	36,000	209,288
		1,340,747
Holding Company — 15.52%
Bollore SA	10,000	53,234
Clarke Inc.	1,000	9,488
Dundee Corporation — Class A*	169,900	1,707,495
Icahn Enterprises LP	58,400	5,064,448
Leucadia National Corporation	46,000	1,116,880
		7,951,545
Insurance Carriers and Related Activities — 1.17%
Fairfax Financial Holdings Limited	40	19,760
Markel Corporation*	725	580,493
		600,253
Lessors of Nonresidential Buildings (except Miniwarehouses) — 7.39%
The Howard Hughes Corporation*	26,400	3,789,456
Media — 0.95%
Liberty Ventures — Series A*	12,403	487,066
Merchant Wholesalers, Durable Goods — 0.03%
A-Mark Precious Metals, Inc.	1,600	16,752
Mining (except Oil and Gas) — 0.51%
Franco-Nevada Corporation	5,400	257,310
Sandstorm Gold Limited*	1,800	5,292
		262,602
Non-Store Retailers — 2.93%
Sotheby’s^	33,200	1,501,968

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — June 30, 2015 (Unaudited) — (Continued)

	Shares	Value
Oil and Gas — 8.84%
Texas Pacific Land Trust	30,100	$4,529,749
Other Exchanges — 6.18%
CBOE Holdings Inc.	40,000	2,288,800
NZX Limited	359,002	262,740
Urbana Corporation — Class A	356,004	612,817
		3,164,357
Real Estate — 4.09%
Dream Unlimited Corp. — Class A*	270,000	2,094,716
Securities, Commodity Contracts, and Other Financial Investments
and Related Activities — 5.34%
CME Group, Inc.	6,000	558,360
IntercontinentalExchange Group, Inc.	3,600	804,996
Ladenburg Thalmann Financial Services Inc.*^	24,000	84,000
OTC Markets Group Inc. — Class A	86,385	1,287,136
		2,734,492
Transportation — 0.02%
Clarkson plc	200	8,601
Transportation Equipment Manufacturing — 0.01%
American Railcar Industries, Inc.^	100	4,864
U.S. Equity Exchanges — 0.57%
The NASDAQ OMX Group, Inc.	6,000	292,860
TOTAL COMMON STOCKS
(cost $32,205,041)		43,875,387

	Principal
CORPORATE BONDS — 0.01%	Amount
General Merchandise Stores — 0.01%
Sears Holdings Corporation, 8.000%, 12/15/2019	$5,500	4,895
TOTAL CORPORATE BONDS
(cost $5,500)		4,895

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — June 30, 2015 (Unaudited) — (Continued)

MUTUAL FUNDS — 0.00%	Shares	Value
Funds, Trusts, and Other Financial Vehicles — 0.00%
Templeton Russia and East European Fund, Inc.	200	$2,010
TOTAL MUTUAL FUNDS
(cost $2,544)		2,010

RIGHTS — 0.00%
Asset Management — 0.00%
W.P. Stewart & Co., Limited*+	205	—
TOTAL RIGHTS
(cost $0)		—

WARRANTS — 0.01%
General Merchandise Stores — 0.01%
Sears Holdings Corporation*^	193	2,897
TOTAL WARRANTS
(cost $3,070)		2,897

	Principal
SHORT-TERM INVESTMENTS — 9.47%	Amount
Commercial Paper — 4.74%
U.S. Bank N.A., 0.02%, 07/01/2015	$2,430,000	2,430,000

	Shares
Money Market Funds — 4.73%
Fidelity Institutional Government Portfolio — Class I, 0.01%b	2,426,000	2,426,000
TOTAL SHORT-TERM INVESTMENTS
(cost $4,856,000)		4,856,000

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — June 30, 2015 (Unaudited) — (Continued)

INVESTMENTS PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING — 4.78%	Shares	Value
Money Market Funds — 4.78%
Mount Vernon Securities Lending Trust — Prime Portfolio, 0.23%b	2,451,116	$2,451,116
TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS
FROM SECURITIES LENDING
(cost $2,451,116)		2,451,116
TOTAL INVESTMENTS — 99.89%
(cost $39,523,271)		$51,192,305

Percentages are stated as a percent of net assets.
* — Non-income producing security.
^ — This security or a portion of this security was out on loan at June 30, 2015. Total loaned securities had a market value of $2,360,131 at June 30, 2015.
+ — Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
b — The rate quoted is the annualized seven-day yield as of June 30, 2015.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Investments — June 30, 2015 (Unaudited) — (Continued)

	Principal
CORPORATE BONDS — 62.28%	Amount	Value
Beverage and Tobacco Product Manufacturing — 2.22%
Altria Group, Inc., 4.125%, 09/11/2015	$100,000	$100,568
The Coca-Cola Company, 1.500%, 11/15/2015	100,000	100,306
Dr. Pepper Snapple Group, Inc., 2.900%, 01/15/2016	200,000	202,248
PepsiCo, Inc., 0.950%, 02/22/2017#	200,000	200,033
Reynolds American, Inc., 1.050%, 10/30/2015	175,000	174,413
		777,568
Broadcasting (except Internet) — 0.29%
The Walt Disney Company, 0.450%, 12/01/2015	100,000	99,969
Chemical Manufacturing — 0.88%
The Dow Chemical Company, 2.500%, 02/15/2016	250,000	252,449
Ecolab Inc., 1.000%, 08/09/2015	55,000	55,011
		307,460
Computer and Electronic Product Manufacturing — 2.16%
Apple, Inc., 1.050%, 05/05/2017#	250,000	250,816
Hewlett-Packard Co., 2.125%, 09/13/2015	100,000	100,336
Intel Corp., 1.950%, 10/01/2016	200,000	202,155
Texas Instruments Inc., 2.375%, 05/16/2016	200,000	203,281
		756,588
Consumer Staples — 0.57%
The Procter & Gamble Company, 0.750%, 11/04/2016	200,000	200,172
Credit Intermediation and Related Activities — 10.40%
American Express Centurion, 0.875%, 11/13/2015	250,000	250,184
Bank of America Corporation, 1.250%, 01/11/2016	250,000	250,644
The Bank of New York Mellon Corporation, 0.700%, 10/23/2015	200,000	200,099
Bank of Nova Scotia, 0.950%, 03/15/2016	200,000	200,572
Branch Banking & Trust Company, 1.450%, 10/03/2016	180,000	181,294
Capital One Bank (USA), NA, 1.200%, 02/13/2017	250,000	248,834
Caterpillar Financial Services Corporation, 2.650%, 04/01/2016	200,000	203,299
Citigroup Inc., 1.300%, 11/15/2016	350,000	349,928
Fifth Third Bank, 0.900%, 02/26/2016	150,000	150,157
General Electric Capital Corp., 1.000%, 12/11/2015	200,000	200,583
Harley-Davidson Financial Services Inc., 1.150%, 09/15/2015,
Acquired 01/08/2014 at $200,119■	200,000	200,092
John Deere Capital Corporation, 1.050%, 12/15/2016	200,000	200,229

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Investments — June 30, 2015 (Unaudited) — (Continued)

	Principal
	Amount	Value
Credit Intermediation and Related Activities — 10.40% (Continued)
Key Bank NA, 1.100%, 11/25/2016	$250,000	$250,421
Manufacturers and Traders Trust Company, 1.400%, 07/25/2017#	300,000	299,668
PNC Bank NA, 1.300%, 10/03/2016	250,000	251,095
Wells Fargo & Company, 1.250%, 07/20/2016	200,000	200,879
		3,637,978
Digital Security — 0.43%
Symantec Corp., 2.750%, 09/15/2015	150,000	150,525
Diversified Financial Services — 1.44%
The Goldman Sachs Group, Inc., 3.625%, 02/07/2016	300,000	304,887
JPMorgan Chase & Co., 1.100%, 10/15/2015	200,000	200,189
		505,076
E-Commerce — 0.97%
Amazon.com, Inc., 0.650%, 11/27/2015	200,000	200,026
eBay, Inc., 0.700%, 07/15/2015	140,000	140,005
		340,031
Electrical Equipment, Appliance, and Component Manufacturing — 0.29%
Whirlpool Corporation, 1.350%, 03/01/2017	100,000	100,335
Fabricated Metal Product Manufacturing — 0.58%
Danaher Corporation, 2.300%, 06/23/2016	200,000	202,683
Food and Beverage Stores — 0.86%
The Kroger Co., 1.200%, 10/17/2016	300,000	300,667
Food Manufacturing — 2.71%
ConAgra Foods, Inc.
1.350%, 09/10/2015	100,000	100,051
1.300%, 01/25/2016	200,000	200,055
General Mills, Inc., 0.875%, 01/29/2016	200,000	200,194
HJ Heinz Co., 2.000%, 09/12/2016	150,000	147,198
Kellogg Company, 1.875%, 11/17/2016	100,000	100,978
William Wrigley Jr. Company, 1.400%, 10/21/2016,
Acquired 10/28/2013 at $200,639■	200,000	200,576
		949,052
Food Services and Drinking Places — 1.14%
Starbucks Corporation, 0.875%, 12/05/2016	400,000	400,422

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Investments — June 30, 2015 (Unaudited) — (Continued)

	Principal
	Amount	Value
General Merchandise Stores — 1.21%
Costco Wholesale Corporation, 0.650%, 12/07/2015	$150,000	$150,086
Wal-Mart Stores, Inc.
1.500%, 10/25/2015	74,000	74,238
0.600%, 04/11/2016	200,000	200,097
		424,421
Health and Personal Care Stores — 1.15%
CVS Caremark Corporation, 1.200%, 12/05/2016	200,000	200,350
Walgreen Company, 1.800%, 09/15/2017	200,000	200,901
		401,251
Holding Company — 0.72%
Berkshire Hathaway Finance Corp., 0.950%, 08/15/2016#	250,000	250,566
Household and Personal Products — 1.01%
Colgate-Palmolive Company
1.375%, 11/01/2015	150,000	150,462
1.300%, 01/15/2017#	200,000	201,574
		352,036
Insurance Carriers and Related Activities — 4.07%
Aetna Inc., 1.750%, 05/15/2017#	300,000	302,656
American International Group, Inc., 5.450%, 05/18/2017#	400,000	430,150
UnitedHealth Group Inc.
0.850%, 10/15/2015	100,000	100,082
1.875%, 11/15/2016	285,000	288,627
WellPoint, Inc., 1.250%, 09/10/2015	300,000	300,179
		1,421,694
Machinery Manufacturing — 1.55%
Cameron International Corporation, 1.400%, 06/15/2017	242,000	240,533
Illinois Tool Works, Inc., 0.900%, 02/25/2017#	300,000	300,268
		540,801
Merchant Wholesalers, Nondurable Goods — 1.87%
AmerisourceBergen Corporation, 1.150%, 05/15/2017	300,000	299,625
Express Scripts Holding Company, 3.125%, 05/15/2016	150,000	152,497
McKesson Corp., 0.950%, 12/04/2015	200,000	200,301
		652,423

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Investments — June 30, 2015 (Unaudited) — (Continued)

	Principal
	Amount	Value
Miscellaneous Manufacturing — 4.02%
3M Co., 1.375%, 09/29/2016	$250,000	$252,095
Baxter International Inc., 0.950%, 06/01/2016	200,000	199,674
Becton Dickinson & Co.
1.450%, 05/15/2017	300,000	299,917
1.800%, 12/15/2017	300,000	300,215
CR Bard, Inc., 2.875%, 01/15/2016	150,000	151,679
Stryker Corporation, 2.000%, 09/30/2016	200,000	202,199
		1,405,779
Motor Vehicle and Parts Dealers — 0.72%
AutoZone, Inc., 1.300%, 01/13/2017	250,000	250,508
Oil and Gas Extraction — 1.93%
Apache Corporation, 5.625%, 01/15/2017	350,000	371,358
Marathon Oil Corporation, 0.900%, 11/01/2015	100,000	99,983
Occidental Petroleum Corporation, 1.750%, 02/15/2017#	200,000	201,859
		673,200
Other Information Services — 0.64%
Google Inc., 2.125%, 05/19/2016	222,000	225,342
Petroleum and Coal Products Manufacturing — 3.17%
Chevron Corporation, 0.889%, 06/24/2016	200,000	200,597
Exxon Mobil Corporation, 0.921%, 03/15/2017#	200,000	200,138
Hess Corporation, 1.300%, 06/15/2017	350,000	348,364
Phillips 66, 2.950%, 05/01/2017	350,000	359,916
		1,109,015
Pharmaceutical and Biotechnology — 4.68%
Amgen Inc., 2.300%, 06/15/2016	427,000	431,832
GlaxoSmithKline Capital Inc., 0.700%, 03/18/2016	200,000	200,331
Johnson & Johnson, 0.700%, 11/28/2016#	300,000	300,729
Life Technologies Corporation, 3.500%, 01/15/2016	150,000	151,888
Medtronic, Inc., 0.875%, 02/27/2017#	250,000	249,716
Pfizer, Inc., 1.100%, 05/15/2017#	300,000	300,967
		1,635,463
Pharmaceuticals — 0.57%
Mylan Inc., 1.800%, 06/24/2016	200,000	200,148
Publishing Industries (except Internet) — 0.29%
Thomson Reuters Corporation, 0.875%, 05/23/2016	100,000	99,819

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Investments — June 30, 2015 (Unaudited) — (Continued)

	Principal
	Amount	Value
Satellite Telecommunications — 1.16%
DIRECTV Holdings, LLC
3.500%, 03/01/2016	$150,000	$152,361
2.400%, 03/15/2017	250,000	253,407
		405,768
Support Activities for Mining — 0.72%
Schlumberger Investment SA, 1.950%, 09/14/2016,
Acquired 01/10/2014 at $253,048■	250,000	253,223
Support Activities for Transportation — 0.88%
GATX Corporation, 3.500%, 07/15/2016	300,000	306,367
Telecommunications — 1.71%
AT&T, Inc., 0.800%, 12/01/2015	200,000	200,014
Verizon Communications Inc., 0.700%, 11/02/2015	200,000	199,736
Vodafone Group plc, 1.625%, 03/20/2017	200,000	199,281
		599,031
Transportation Equipment Manufacturing — 2.14%
Lockheed Martin Corp., 2.125%, 09/15/2016	250,000	253,734
Toyota Motor Credit Corp., 0.875%, 07/17/2015	200,000	200,039
VW Credit, Inc., 1.875%, 10/13/2016	290,000	293,263
		747,036
Utilities — 2.02%
Duke Energy Corporation, 2.150%, 11/15/2016	400,000	406,284
Southern Power Company, 4.875%, 07/15/2015	100,000	100,107
Xcel Energy, Inc., 0.750%, 05/09/2016	200,000	199,458
		705,849
Waste Management and Remediation Services — 1.11%
Waste Management, Inc., 2.600%, 09/01/2016	383,000	389,827
TOTAL CORPORATE BONDS
(cost $21,791,780)		21,778,093

U.S. GOVERNMENT AGENCY ISSUES — 3.52%1
U.S. Government Agency Issues — 3.52%
Federal Farm Credit Bank, 0.375%, 10/07/2015#	300,000	300,198

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Investments — June 30, 2015 (Unaudited) — (Continued)

	Principal
	Amount	Value
U.S. Government Agency Issues — 3.52% (Continued)
Federal Home Loan Banks
1.875%, 12/11/2015#	$175,000	$176,343
1.000%, 03/11/2016#	200,000	200,884
Federal Home Loan Mortgage Corporation, 0.500%, 05/13/2016#	300,000	300,434
Federal National Mortgage Association, 1.875%, 10/15/2015#	250,000	251,271
TOTAL U.S. GOVERNMENT AGENCY ISSUES
(cost $1,227,954)		1,229,130

U.S. TREASURY OBLIGATIONS — 7.45%
U.S. Treasury Notes — 7.45%
0.250%, 08/15/2015#	350,000	350,069
0.250%, 04/15/2016#	500,000	499,883
0.625%, 07/15/2016#	250,000	250,703
0.625%, 10/15/2016#	300,000	300,820
0.625%, 02/15/2017#	200,000	200,281
0.750%, 06/30/2017	500,000	501,015
0.875%, 08/15/2017#	500,000	501,836
TOTAL U.S. TREASURY OBLIGATIONS
(cost $2,595,585)		2,604,607

EXCHANGE TRADED FUNDS — 20.81%	Shares
Funds, Trusts, and Other Financial Vehicles — 20.81%
iShares 1-3 Year Credit Bond ETF	34,100	3,591,753
PIMCO Enhanced Short Maturity ETF	4,700	475,405
SPDR Barclays Short Term Corporate Bond ETF#	24,000	734,400
Vanguard Short-Term Corporate Bond ETF	31,100	2,474,938
TOTAL EXCHANGE TRADED FUNDS
(cost $7,303,061)		7,276,496

PURCHASED PUT OPTIONS — 0.24%	Contractsd
Credit Intermediation and Related Activities — 0.16%
iPath S&P 500 VIX Short-Term Futures ETN*
Expiration Date: January 2016, Exercise Price: $15.00	12	1,590
Expiration Date: January 2016, Exercise Price: $20.00	71	29,287

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Investments — June 30, 2015 (Unaudited) — (Continued)

	Contractsd	Value
Credit Intermediation and Related Activities — 0.16% (Continued)
Expiration Date: January 2016, Exercise Price: $25.00	30	$23,700
		54,577
Funds, Trusts, and Other Financial Vehicles — 0.08%
ProShares Ultra VIX Short-Term Futures ETF*
Expiration Date: January 2016, Exercise Price: $10.00	6	2,745
Expiration Date: January 2016, Exercise Price: $15.00	29	26,100
		28,845
TOTAL PURCHASED PUT OPTIONS
(cost $67,981)		83,422

	Principal
SHORT-TERM INVESTMENTS — 6.87%	Amount
Commercial Paper — 3.95%
U.S. Bank N.A., 0.02%, 07/01/2015	$1,382,000	1,382,000

	Shares
Money Market Funds — 2.92%
Fidelity Institutional Government Portfolio — Class I, 0.01%#b	1,019,387	1,019,387
TOTAL SHORT-TERM INVESTMENTS
(cost $2,401,387)		2,401,387
TOTAL INVESTMENTS — 101.17%
(cost $35,387,748)		$35,373,135

____________________
Percentages are stated as a percent of net assets.
 * — Non-income producing security.
# — All or a portion of the securities have been committed as collateral for written option contracts.
■ — Restricted security restricted to institutional investors (144a securities); the percentage of net assets comprised of 144a securities was 1.87%.
1 — The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
b — The rate quoted is the annualized seven-day yield as of June 30, 2015.
d — 100 shares per contract.
ETF — Exchange Traded Fund.
ETN — Exchange Traded Note.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Income Portfolio
Portfolio of Investments — June 30, 2015 (Unaudited) — (Continued)

	Principal
CONVERTIBLE BONDS — 10.72%	Amount		Value
Administrative and Support Services — 3.78%
WebMD Health Corporation
2.250%, 03/31/2016		$400,000	$403,250
2.500%, 01/31/2018#		4,875,000	4,987,734
			5,390,984
Computer and Electronic Product Manufacturing — 0.42%
Quantum Corp., 4.500%, 11/15/2017		500,000	597,500
Mining (except Oil and Gas) — 3.96%
Detour Gold Corporation, 5.500%, 11/30/2017		1,000,000	990,625
Kirkland Lake Gold Inc., 6.000%, 06/30/2017	CAD	350,000	273,709
Royal Gold, Inc., 2.875%, 06/15/2019		4,264,000	4,386,590
			5,650,924
Oil and Gas Extraction — 2.19%
Chesapeake Energy Corporation
2.750%, 11/15/2035^#		650,000	646,750
2.250%, 12/15/2038		2,830,000	2,469,175
			3,115,925
Real Estate — 0.37%
Forest City Enterprises, Inc., 4.250%, 08/15/2018		446,000	524,886
TOTAL CONVERTIBLE BONDS
(cost $14,964,017)			15,280,219

CORPORATE BONDS — 68.39%
Ambulatory Health Care Services — 0.23%
DaVita HealthCare Partners Inc., 5.750%, 08/15/2022		300,000	319,125
Apparel Manufacturing — 2.08%
L Brands, Inc.
6.625%, 04/01/2021		200,000	220,876
5.625%, 02/15/2022		2,600,000	2,749,500
			2,970,376
Beverage and Tobacco Product Manufacturing — 0.07%
Constellation Brands, Inc., 4.250%, 05/01/2023		100,000	98,750

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Income Portfolio
Portfolio of Investments — June 30, 2015 (Unaudited) — (Continued)

	Principal
	Amount	Value
Broadcasting (except Internet) — 3.55%
AMC Networks, Inc., 7.750%, 07/15/2021	$700,000	$759,500
Cablevision Systems Corporation, 5.875%, 09/15/2022	200,000	194,500
CCO Holdings LLC/Capital Corporation, 5.250%, 09/30/2022	2,150,000	2,123,125
Sinclair Television Group, 5.375%, 04/01/2021	250,000	252,812
Sirius XM Radio, Inc.
5.750%, 08/01/2021, Acquired 02/28/2014-03/20/2014 at $783,473■	750,000	773,438
4.625%, 05/15/2023, Acquired 04/11/2014-07/23/2014 at $713,240■	750,000	706,875
6.000%, 07/15/2024, Acquired 07/02/2014 at $261,881■	250,000	253,125
		5,063,375
Cable Distributor — 0.86%
Altice SA, 7.750%, 05/15/2022, Acquired 07/02/2014 at $267,189■	250,000	242,500
Numericable Group SA, 6.000%, 05/15/2022,
Acquired 06/11/2014-11/04/2014 at $1,041,867■	1,000,000	988,125
		1,230,625
Chemical Manufacturing — 4.01%
Ashland Inc., 4.750%, 08/15/2022#	3,800,000	3,743,000
LSB Industries, Inc., 7.750%, 08/01/2019	1,850,000	1,970,250
		5,713,250
Construction of Buildings — 5.61%
Lennar Corporation, 4.750%, 11/15/2022	5,210,000	5,144,875
TRI Pointe Holdings, Inc., 4.375%, 06/15/2019	2,895,000	2,851,575
		7,996,450
Credit Intermediation and Related Activities — 0.85%
Ally Financial, Inc., 8.000%, 03/15/2020	161,000	189,980
Sprint Capital Corp., 6.900%, 05/01/2019	1,000,000	1,022,500
		1,212,480
Data Processing, Hosting and Related Services — 3.09%
SunGard Data Systems, Inc.
7.375%, 11/15/2018	200,000	207,350
6.625%, 11/01/2019	4,051,000	4,197,849
		4,405,199
E-Commerce — 2.93%
IAC/InterActiveCorp, 4.750%, 12/15/2022	4,250,000	4,180,938

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Income Portfolio
Portfolio of Investments — June 30, 2015 (Unaudited) — (Continued)

	Principal
	Amount	Value
Electrical Equipment, Appliance, and Component Manufacturing — 0.64%
GrafTech International Limited, 6.375%, 11/15/2020	$1,000,000	$915,000
Fabricated Metal Product Manufacturing — 0.16%
Ball Corp., 4.000%, 11/15/2023	250,000	233,125
Food Manufacturing — 3.60%
Post Holdings, Inc.
6.750%, 12/01/2021, Acquired 04/17/2014 at $261,273■	250,000	250,625
7.375%, 02/15/2022	4,775,000	4,876,469
		5,127,094
Gaming — 3.24%
MGM Resorts International, 6.625%, 12/15/2021	756,000	793,800
Wynn Las Vegas LLC
5.375%, 03/15/2022^	3,300,000	3,366,000
4.250%, 05/30/2023, Acquired 07/02/2014-07/29/2014 at $486,962■	500,000	462,500
		4,622,300
Health Care Equipment and Services — 0.51%
Hologic, Inc., 6.250%, 08/01/2020	700,000	724,517
Holding Company — 3.98%
Icahn Enterprises
6.000%, 08/01/2020	3,750,000	3,885,938
5.875%, 02/01/2022	1,750,000	1,789,375
		5,675,313
Hospitals — 0.15%
Community Health System, Inc., 7.125%, 07/15/2020	200,000	212,400
Lessors of Nonresidential Buildings (except Miniwarehouses) — 4.60%
The Howard Hughes Corporation, 6.875%, 10/01/2021,
Acquired 03/05/2014-06/19/2015 at $6,528,281■	6,150,000	6,549,750
Merchant Wholesalers, Durable Goods — 0.20%
HD Supply, Inc., 11.500%, 07/15/2020	250,000	290,000
Mining (except Oil and Gas) — 0.88%
Freeport-McMoRan Copper & Gold Inc., 3.550%, 03/01/2022	1,100,000	1,019,671
Vulcan Materials Co., 7.500%, 06/15/2021	200,000	231,000
		1,250,671

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Income Portfolio
Portfolio of Investments — June 30, 2015 (Unaudited) — (Continued)

	Principal
	Amount	Value
Motion Picture and Sound Recording Industries — 2.23%
DreamWorks Animation SKG, Inc., 6.875%, 08/15/2020,
Acquired 03/03/2014-01/16/2015 at $3,371,830■	$3,190,000	$3,174,050
Motor Vehicle and Parts Dealers — 2.60%
Penske Automotive Group, Inc., 5.750%, 10/01/2022	3,550,000	3,709,750
Nonmetallic Mineral Product Manufacturing — 0.20%
USG Corporation, 9.750%, 01/15/2018	250,000	285,625
Non-Store Retailers — 3.06%
Sotheby’s, 5.250%, 10/01/2022,
Acquired 03/03/2014-10/03/2014 at $4,334,104#■	4,426,000	4,359,610
Oil and Gas Extraction — 1.19%
Continental Resources, Inc., 5.000%, 09/15/2022	100,000	98,188
QEP Resources, Inc., 6.875%, 03/01/2021	250,000	260,625
WPX Energy Inc., 6.000%, 01/15/2022	1,350,000	1,339,875
		1,698,688
Pharmaceuticals — 0.19%
Forest Laboratories, Inc., 5.000%, 12/15/2021,
Acquired 04/01/2014 at $263,924■	250,000	271,646
Professional, Scientific, and Technical Services — 0.35%
Lamar Media Corp., 5.000%, 05/01/2023	250,000	248,125
Nielsen Finance LLC, 4.500%, 10/01/2020	250,000	249,688
		497,813
Publishing Industries (except Internet) — 0.80%
TEGNA, Inc.
5.125%, 10/15/2019	250,000	258,125
5.125%, 07/15/2020	250,000	257,187
6.375%, 10/15/2023	600,000	627,000
		1,142,312
Rail Transportation — 0.18%
Florida East Coast Holdings Corporation, 6.750%, 05/01/2019,
Acquired 07/09/2014 at $263,790■	250,000	251,250

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Income Portfolio
Portfolio of Investments — June 30, 2015 (Unaudited) — (Continued)

	Principal
	Amount	Value
Real Estate — 4.94%
Brookfield Residential Properties
6.500%, 12/15/2020, Acquired 07/14/2014-06/19/2015 at $6,579,952■	$6,300,000	$6,302,646
6.125%, 07/01/2022, Acquired 04/09/2015 at $103,750■	100,000	99,000
6.375%, 05/15/2025, Acquired 06/19/2015 at $641,235■	651,000	641,235
		7,042,881
Rental and Leasing Services — 1.69%
Hertz Corp., 6.750%, 04/15/2019	200,000	206,880
International Lease Finance Corp., 8.250%, 12/15/2020	1,850,000	2,201,500
		2,408,380
Satellite Telecommunications — 2.25%
Dish DBS Corp.
4.625%, 07/15/2017	3,000,000	3,097,500
7.875%, 09/01/2019	100,000	111,150
		3,208,650
Securities, Commodity Contracts, and Other Financial Investments
and Related Activities — 1.62%
Oppenheimer Holdings, Inc., 8.750%, 04/15/2018	2,210,000	2,309,450
Software and Services — 1.22%
Crown Castle International Corp.
4.875%, 04/15/2022	723,000	732,037
5.250%, 01/15/2023	300,000	303,300
Nuance Communications, Inc., 5.375%, 08/15/2020,
Acquired 02/14/2014-07/29/2014 at $706,184■	700,000	707,000
		1,742,337
Telecommunications — 2.87%
CenturyLink, Inc., 5.800%, 03/15/2022	500,000	479,375
Hughes Satellite Systems Corp.
6.500%, 06/15/2019	450,000	489,937
7.625%, 06/15/2021	500,000	551,975
Level 3 Financing, Inc., 7.000%, 06/01/2020	200,000	212,750
Millicom International Cellular SA, 4.750%, 05/22/2020,
Acquired 08/28/2014 at $390,975■	390,000	376,947

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Income Portfolio
Portfolio of Investments — June 30, 2015 (Unaudited) — (Continued)

	Principal
	Amount	Value
Telecommunications — 2.87% (Continued)
SoftBank Corp., 4.500%, 04/15/2020,
Acquired 04/24/2014-06/19/2015 at $1,415,924■	$1,400,000	$1,408,750
Sprint Communications Inc., 9.000%, 11/15/2018,
Acquired 12/30/2013 at $114,998■	100,000	113,176
T-Mobile USA, Inc., 6.633%, 04/28/2021	350,000	364,000
Virgin Media Secured Finance plc, 5.375%, 04/15/2021,
Acquired 02/11/2014 at $91,463■	90,000	93,038
		4,089,948
Transportation Equipment Manufacturing — 1.53%
Dana Holding Corp., 5.375%, 09/15/2021	250,000	257,187
Lear Corp., 4.750%, 01/15/2023	500,000	495,000
Navistar International Corp., 8.250%, 11/01/2021^	1,500,000	1,432,500
		2,184,687
Utilities — 0.23%
NRG Energy, Inc., 7.625%, 01/15/2018	100,000	109,875
ONEOK Inc., 4.250%, 02/01/2022	230,000	222,372
		332,247
TOTAL CORPORATE BONDS
(cost $98,797,790)		97,500,062

MUNICIPAL BONDS — 0.23%
Air Transportation — 0.23%
Branson Missouri Regional Airport Transportation Development District
6.000%, 07/01/2025c+	2,000,000	190,000
6.000%, 07/01/2037c+	1,500,000	142,500
		332,500
TOTAL MUNICIPAL BONDS
(cost $2,245,112)		332,500

ESCROW NOTES — 0.04%
Holding Company — 0.04%
Energy Future Intermediate Holdings Co. LLCc	1,000,000	57,500
TOTAL ESCROW NOTES
(cost $38,521)		57,500

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Income Portfolio
Portfolio of Investments — June 30, 2015 (Unaudited) — (Continued)

EXCHANGE TRADED NOTES — 0.00%	Shares	Value
Credit Intermediation and Related Activities — 0.00%
VelocityShares Daily Inverse VIX Medium Term ETN*	100	$4,647
TOTAL EXCHANGE TRADED NOTES
(cost $3,971)		4,647

MUTUAL FUNDS — 7.01%
Funds, Trusts, and Other Financial Vehicles — 7.01%
ACM Income Fund, Inc.	131,200	976,128
Avenue Income Credit Strategies Fund	16,600	235,886
DoubleLine Income Solutions Fund	37,000	731,490
DoubleLine Opportunistic Credit Fund	51,800	1,200,206
LMP Corporate Loan Fund Inc.	12,000	132,480
PCM Fund Inc.	2,900	29,145
PIMCO Corporate Income Fund	1,700	24,140
PIMCO Dynamic Credit Income Fund	64,200	1,295,556
PIMCO Dynamic Income Fund	123,800	3,616,198
PIMCO Income Opportunity Fund	16,050	388,410
PIMCO Income Strategy Fund	20,600	223,716
PIMCO Income Strategy Fund II^	20,100	197,583
Special Opportunities Fund Inc.	28,000	428,120
Western Asset Mortgage Defined Opportunity Fund Inc.^	19,500	467,220
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	2,200	24,618
Western Asset/Claymore Inflation-Linked Securities & Income Fund	1,600	18,032
TOTAL MUTUAL FUNDS
(cost $10,819,819)		9,988,928

PURCHASED PUT OPTIONS — 1.52%	Contractsd
Credit Intermediation and Related Activities — 0.22%
iPath S&P 500 VIX Short-Term Futures ETN*
Expiration Date: January 2016, Exercise Price: $15.00	4	530
Expiration Date: January 2016, Exercise Price: $20.00	536	221,100
Expiration Date: January 2016, Exercise Price: $25.00	114	90,060
		311,690

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Income Portfolio
Portfolio of Investments — June 30, 2015 (Unaudited) — (Continued)

	Contractsd	Value
Funds, Trusts, and Other Financial Vehicles — 1.30%
ProShares Ultra VIX Short-Term Futures ETF*
Expiration Date: January 2016, Exercise Price: $8.00	60	$37,050
Expiration Date: January 2016, Exercise Price: $9.00	214	152,475
Expiration Date: January 2016, Exercise Price: $10.00	80	45,830
Expiration Date: January 2016, Exercise Price: $15.00	850	765,000
Expiration Date: January 2016, Exercise Price: $20.00	510	683,400
Expiration Date: January 2017, Exercise Price: $3.00	306	37,638
Expiration Date: January 2017, Exercise Price: $5.00	108	12,906
Expiration Date: January 2017, Exercise Price: $10.00	58	22,040
Expiration Date: January 2017, Exercise Price: $15.00	18	12,195
Expiration Date: January 2017, Exercise Price: $25.00	34	45,900
Expiration Date: January 2017, Exercise Price: $30.00	22	37,950
		1,852,384
Motion Picture and Sound Recording Industries — 0.00%
DreamWorks Animation SKG, Inc. — Class A*
Expiration Date: January 2016, Exercise Price: $10.00	108	2,430
Expiration Date: January 2017, Exercise Price: $8.00	144	1,800
		4,230
TOTAL PURCHASED PUT OPTIONS
(cost $1,625,535)		2,168,304

	Principal
SHORT-TERM INVESTMENTS — 8.66%	Amount
Commercial Paper — 4.34%
U.S. Bank N.A., 0.02%, 07/01/2015	$6,193,000	6,193,000

	Shares
Money Market Funds — 4.32%
Fidelity Institutional Government Portfolio — Class I, 0.01%b	6,162,000	6,162,000
TOTAL SHORT-TERM INVESTMENTS
(cost $12,355,000)		12,355,000

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Income Portfolio
Portfolio of Investments — June 30, 2015 (Unaudited) — (Continued)

INVESTMENTS PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING — 3.09%	Shares	Value
Money Market Funds — 3.09%
Mount Vernon Securities Lending Trust — Prime Portfolio, 0.23%b	4,404,520	$4,404,520
TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS
FROM SECURITIES LENDING
(cost $4,404,520)		4,404,520
TOTAL INVESTMENTS — 99.66%
(cost $145,254,285)		$142,091,680

Percentages are stated as a percent of net assets.
* — Non-income producing security.
^ — This security or a portion of this security was out on loan at June 30, 2015. Total loaned securities had a market value of $4,285,844 at June 30, 2015.
# — All or a portion of the shares have been committed as collateral for written option contracts.
■— Restricted security restricted to institutional investors (144a securities); the percentage of net assets comprised of 144a securities was 19.66%.
c — Default or other conditions exist and the security is not presently accruing income.
+ — Security is considered illiquid. The aggregate value of such securities is $332,500 or 0.23% of net assets.
b — The rate quoted is the annualized seven-day yield as of June 30, 2015.
d — 100 shares per contract.
CAD — Canadian Dollars.
ETF — Exchange Traded Fund.
ETN — Exchange Traded Note.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — June 30, 2015 (Unaudited)

PUT OPTIONS WRITTEN	Contractsd	Value
Accommodation
Carnival Corporation
Expiration: January 2017, Exercise Price: $28.00	14	$735
Expiration: January 2017, Exercise Price: $30.00	32	2,160
Marriott International Inc. — Class A
Expiration: January 2016, Exercise Price: $55.00	4	280
Expiration: January 2017, Exercise Price: $50.00	4	710
Expiration: January 2017, Exercise Price: $55.00	9	2,363
Starwood Hotels & Resorts Worldwide, Inc.
Expiration: January 2016, Exercise Price: $52.40	4	182
Expiration: January 2016, Exercise Price: $54.90	10	565
Expiration: January 2016, Exercise Price: $57.40	1	71
Expiration: January 2016, Exercise Price: $59.90	5	452
Expiration: January 2017, Exercise Price: $54.35	12	2,484
		10,002
Administrative and Support Services
Accenture plc — Class A
Expiration: January 2017, Exercise Price: $60.00	2	325
Expiration: January 2017, Exercise Price: $65.00	4	850
Expedia, Inc.
Expiration: January 2016, Exercise Price: $62.50	2	85
Expiration: January 2017, Exercise Price: $55.00	2	295
Expiration: January 2017, Exercise Price: $60.00	20	4,050
The Priceline Group Inc.
Expiration: January 2017, Exercise Price: $860.00	1	4,425
		10,030
Apparel Manufacturing
L Brands, Inc.
Expiration: January 2017, Exercise Price: $48.00	27	3,443
Expiration: January 2017, Exercise Price: $53.00	8	1,440
		4,883
Asset Management
Franklin Resources, Inc.
Expiration: January 2016, Exercise Price: $39.50	42	2,730
KKR & Co. LP
Expiration: January 2016, Exercise Price: $13.00	9	90
Expiration: January 2016, Exercise Price: $15.00	22	275
		3,095

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — June 30, 2015 (Unaudited) — (Continued)

	Contractsd	Value
Beverage and Tobacco Product Manufacturing
The Coca-Cola Company
Expiration: January 2016, Exercise Price: $35.00	4	$256
Expiration: January 2017, Exercise Price: $35.00	17	3,417
Molson Coors Brewing Company — Class B
Expiration: January 2016, Exercise Price: $50.00	2	80
Expiration: January 2016, Exercise Price: $52.50	2	115
Expiration: January 2016, Exercise Price: $55.00	9	787
Expiration: January 2017, Exercise Price: $55.00	7	2,013
Expiration: January 2017, Exercise Price: $60.00	2	910
PepsiCo, Inc.
Expiration: January 2017, Exercise Price: $80.00	3	1,125
Philip Morris International, Inc.
Expiration: January 2016, Exercise Price: $60.00	1	65
		8,768
Broadcasting (except Internet)
CBS Corporation — Class B
Expiration: January 2016, Exercise Price: $40.00	36	1,764
Expiration: January 2016, Exercise Price: $42.50	8	564
Expiration: January 2016, Exercise Price: $45.00	15	1,470
Comcast Corporation — Class A
Expiration: January 2017, Exercise Price: $38.00	5	480
Expiration: January 2017, Exercise Price: $40.00	11	1,276
Sirius XM Holdings Inc.
Expiration: January 2016, Exercise Price: $2.50	160	480
Twenty-First Century Fox, Inc. — Class A
Expiration: January 2016, Exercise Price: $23.00	14	280
Expiration: January 2016, Exercise Price: $25.00	25	812
Expiration: January 2017, Exercise Price: $23.00	5	400
Expiration: January 2017, Exercise Price: $25.00	16	1,840
		9,366
Building Material and Garden Equipment and Supplies Dealers
Fastenal Company
Expiration: January 2016, Exercise Price: $33.00	20	850
Expiration: January 2016, Exercise Price: $35.00	3	218
Expiration: January 2016, Exercise Price: $38.00	2	260
Expiration: January 2017, Exercise Price: $30.00	4	410
Expiration: January 2017, Exercise Price: $33.00	16	2,600

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — June 30, 2015 (Unaudited) — (Continued)

	Contractsd	Value
Building Material and Garden Equipment and Supplies Dealers (Continued)
The Home Depot, Inc.
Expiration: January 2017, Exercise Price: $70.00	10	$1,775
Expiration: January 2017, Exercise Price: $75.00	8	1,812
Lowe’s Companies, Inc.
Expiration: January 2017, Exercise Price: $40.00	15	1,515
Expiration: January 2017, Exercise Price: $45.00	4	614
		10,054
Cable Distributor
Liberty Global plc — Class A
Expiration: January 2016, Exercise Price: $35.00	2	80
Expiration: January 2016, Exercise Price: $60.00	3	360
		440
Chemical Manufacturing
Celgene Corporation
Expiration: January 2017, Exercise Price: $65.00	2	478
Expiration: January 2017, Exercise Price: $70.00	3	918
Expiration: January 2017, Exercise Price: $75.00	12	4,650
CF Industries Holdings, Inc.
Expiration: January 2017, Exercise Price: $39.00	10	1,085
Expiration: January 2017, Exercise Price: $40.00	5	602
The Dow Chemical Company
Expiration: January 2016, Exercise Price: $33.00	6	144
Expiration: January 2016, Exercise Price: $35.00	8	268
Expiration: January 2016, Exercise Price: $37.00	35	1,610
Expiration: January 2016, Exercise Price: $40.00	13	910
E.I. du Pont de Nemours and Company
Expiration: January 2017, Exercise Price: $55.00	4	1,600
Eastman Chemical Company
Expiration: January 2016, Exercise Price: $55.00	6	255
Expiration: January 2016, Exercise Price: $60.00	18	1,215
Expiration: January 2016, Exercise Price: $65.00	6	675
LyondellBasell Industries NV — Class A
Expiration: January 2016, Exercise Price: $60.00	11	385
Expiration: January 2016, Exercise Price: $65.00	7	298
Expiration: January 2016, Exercise Price: $67.50	12	630

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — June 30, 2015 (Unaudited) — (Continued)

	Contractsd	Value
Chemical Manufacturing (Continued)
Monsanto Company
Expiration: January 2016, Exercise Price: $85.00	7	$1,190
Expiration: January 2016, Exercise Price: $90.00	1	221
Expiration: January 2016, Exercise Price: $95.00	5	1,688
Expiration: January 2017, Exercise Price: $90.00	4	2,480
The Mosaic Company
Expiration: January 2016, Exercise Price: $35.00	19	627
Expiration: January 2016, Exercise Price: $37.50	9	477
		22,406
Clothing and Clothing Accessories Stores
DSW Inc. — Class A
Expiration: January 2017, Exercise Price: $20.00	35	7,437
Expiration: January 2017, Exercise Price: $22.50	46	4,945
The Gap, Inc.
Expiration: January 2016, Exercise Price: $28.00	51	1,505
Expiration: January 2016, Exercise Price: $30.00	36	1,746
Nordstrom, Inc.
Expiration: January 2016, Exercise Price: $55.00	5	220
Expiration: January 2017, Exercise Price: $55.00	8	1,772
Tiffany & Co.
Expiration: January 2016, Exercise Price: $65.00	1	64
Expiration: January 2016, Exercise Price: $67.50	7	556
Expiration: January 2016, Exercise Price: $70.00	2	200
Expiration: January 2016, Exercise Price: $72.50	7	886
Expiration: January 2016, Exercise Price: $75.00	8	1,288
Expiration: January 2017, Exercise Price: $65.00	2	568
Expiration: January 2017, Exercise Price: $70.00	4	1,550
Expiration: January 2017, Exercise Price: $75.00	3	1,620
		24,357
Computer and Electronic Product Manufacturing
Agilent Technologies, Inc.
Expiration: January 2016, Exercise Price: $40.00	25	837
Expiration: January 2016, Exercise Price: $42.50	3	159
Expiration: January 2016, Exercise Price: $45.00	2	167
Expiration: January 2017, Exercise Price: $30.00	6	1,032
Expiration: January 2017, Exercise Price: $40.00	23	4,243
Expiration: January 2017, Exercise Price: $42.50	5	1,208

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — June 30, 2015 (Unaudited) — (Continued)

	Contractsd	Value
Computer and Electronic Product Manufacturing (Continued)
Apple, Inc.
Expiration: January 2017, Exercise Price: $80.00	6	$1,398
Cisco Systems, Inc.
Expiration: January 2017, Exercise Price: $18.00	24	1,404
Expiration: January 2017, Exercise Price: $20.00	12	1,080
EMC Corporation
Expiration: January 2016, Exercise Price: $20.00	7	175
Expiration: January 2017, Exercise Price: $23.00	11	1,886
International Business Machines Corporation
Expiration: January 2016, Exercise Price: $130.00	1	152
Expiration: January 2016, Exercise Price: $140.00	2	546
Expiration: January 2016, Exercise Price: $160.00	2	1,755
Expiration: January 2017, Exercise Price: $125.00	1	543
Expiration: January 2017, Exercise Price: $130.00	4	2,610
QUALCOMM Inc.
Expiration: January 2016, Exercise Price: $50.00	15	1,207
Expiration: January 2016, Exercise Price: $55.00	6	993
Expiration: January 2016, Exercise Price: $57.50	7	1,613
Expiration: January 2016, Exercise Price: $60.00	3	953
Expiration: January 2017, Exercise Price: $55.00	9	4,208
St. Jude Medical, Inc.
Expiration: January 2016, Exercise Price: $50.00	19	713
Texas Instruments Inc.
Expiration: January 2016, Exercise Price: $38.00	6	273
Expiration: January 2017, Exercise Price: $30.00	4	458
Expiration: January 2017, Exercise Price: $33.00	8	904
Expiration: January 2017, Exercise Price: $38.00	7	1,365
		31,882
Construction of Buildings
Lennar Corporation — Class A
Expiration: January 2016, Exercise Price: $28.00	24	264
Expiration: January 2016, Exercise Price: $30.00	9	139
Expiration: January 2017, Exercise Price: $30.00	21	1,775
Expiration: January 2017, Exercise Price: $33.00	6	723
TRI Pointe Homes, Inc.
Expiration: January 2017, Exercise Price: $10.00	75	3,563
		6,464

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — June 30, 2015 (Unaudited) — (Continued)

	Contractsd	Value
Consumer Staples
The Procter & Gamble Company
Expiration: January 2016, Exercise Price: $70.00	8	$956
Expiration: January 2017, Exercise Price: $70.00	2	800
Expiration: January 2017, Exercise Price: $75.00	4	2,410
		4,166
Couriers and Messengers
FedEx Corp.
Expiration: January 2017, Exercise Price: $125.00	6	2,385
Expiration: January 2017, Exercise Price: $130.00	4	1,930
		4,315
Credit Intermediation and Related Activities
American Express Company
Expiration: January 2016, Exercise Price: $60.00	1	62
Expiration: January 2016, Exercise Price: $65.00	12	1,284
Expiration: January 2016, Exercise Price: $67.50	6	867
Expiration: January 2016, Exercise Price: $70.00	9	1,742
Expiration: January 2016, Exercise Price: $75.00	2	695
Expiration: January 2017, Exercise Price: $65.00	5	1,825
Expiration: January 2017, Exercise Price: $70.00	4	2,100
Bank of America Corporation
Expiration: January 2017, Exercise Price: $13.00	15	1,110
The Bank of New York Mellon Corporation
Expiration: January 2016, Exercise Price: $30.00	5	115
Citigroup Inc.
Expiration: January 2016, Exercise Price: $40.00	17	765
Expiration: January 2016, Exercise Price: $43.00	8	524
State Street Corporation
Expiration: January 2016, Exercise Price: $50.00	2	64
U.S. Bancorp
Expiration: January 2016, Exercise Price: $33.00	3	97
Expiration: January 2016, Exercise Price: $35.00	2	97
Wells Fargo & Company
Expiration: January 2016, Exercise Price: $40.00	4	144
Expiration: January 2017, Exercise Price: $40.00	15	2,288
Expiration: January 2017, Exercise Price: $45.00	3	720
		14,499

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — June 30, 2015 (Unaudited) — (Continued)

	Contractsd	Value
Diversified Financial Services
The Goldman Sachs Group, Inc.
Expiration: January 2017, Exercise Price: $150.00	2	$1,230
E-Commerce
Amazon.com, Inc.
Expiration: January 2016, Exercise Price: $290.00	1	243
Expiration: January 2017, Exercise Price: $240.00	1	655
Expiration: January 2017, Exercise Price: $250.00	1	762
eBay, Inc.
Expiration: January 2016, Exercise Price: $45.00	9	405
Expiration: January 2017, Exercise Price: $40.00	18	1,845
		3,910
Electrical Equipment, Appliance, and Component Manufacturing
Corning Inc.
Expiration: January 2016, Exercise Price: $15.00	13	312
Expiration: January 2017, Exercise Price: $15.00	23	2,105
Emerson Electric Co.
Expiration: January 2016, Exercise Price: $45.00	2	140
Expiration: January 2016, Exercise Price: $50.00	11	1,705
Expiration: January 2016, Exercise Price: $55.00	5	1,675
Whirlpool Corporation
Expiration: January 2016, Exercise Price: $130.00	2	398
		6,335
Electronics and Appliance Stores
Best Buy Co., Inc.
Expiration: January 2016, Exercise Price: $22.49	16	504
Expiration: January 2016, Exercise Price: $24.49	6	318
		822

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — June 30, 2015 (Unaudited) — (Continued)

	Contractsd	Value
Equity Index
S&P 500 Index
Expiration: July 2015, Exercise Price: $2,020.00	1	$1,290
Expiration: July 2015, Exercise Price: $2,030.00	6	1,680
Expiration: July 2015, Exercise Price: $2,030.00	7	10,675
Expiration: July 2015, Exercise Price: $2,035.00	1	2,090
Expiration: July 2015, Exercise Price: $2,040.00	1	2,240
Expiration: July 2015, Exercise Price: $2,040.00	3	7,920
Expiration: July 2015, Exercise Price: $2,045.00	17	33,065
Expiration: July 2015, Exercise Price: $2,045.00	4	11,180
Expiration: July 2015, Exercise Price: $2,050.00	11	7,755
Expiration: July 2015, Exercise Price: $2,055.00	1	870
Expiration: July 2015, Exercise Price: $2,055.00	23	62,675
Expiration: July 2015, Exercise Price: $2,055.00	4	12,560
Expiration: July 2015, Exercise Price: $2,060.00	4	13,280
Expiration: July 2015, Exercise Price: $2,065.00	1	3,490
		170,770
Fabricated Metal Product Manufacturing
Danaher Corporation
Expiration: January 2016, Exercise Price: $60.00	28	1,680
Expiration: January 2016, Exercise Price: $65.00	5	463
		2,143
Food and Beverage Stores
Whole Foods Market, Inc.
Expiration: January 2016, Exercise Price: $35.00	8	1,068
Expiration: January 2017, Exercise Price: $28.00	25	3,338
Expiration: January 2017, Exercise Price: $30.00	6	1,074
		5,480
Food Manufacturing
Archer-Daniels-Midland Company
Expiration: January 2016, Exercise Price: $38.00	3	165
Expiration: January 2016, Exercise Price: $40.00	17	1,300
Bunge Limited
Expiration: January 2016, Exercise Price: $65.00	10	550
ConAgra Foods, Inc.
Expiration: January 2016, Exercise Price: $28.00	8	140

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — June 30, 2015 (Unaudited) — (Continued)

	Contractsd	Value
Food Manufacturing (Continued)
Mondelez International Inc. — Class A
Expiration: January 2016, Exercise Price: $32.00	8	$232
Tyson Foods, Inc. — Class A
Expiration: January 2016, Exercise Price: $28.00	5	75
Expiration: January 2016, Exercise Price: $30.00	14	350
Expiration: January 2017, Exercise Price: $28.00	55	5,363
Expiration: January 2017, Exercise Price: $30.00	34	4,590
		12,765
Funds, Trusts, and Other Financial Vehicles
iShares MSCI Emerging Markets ETF
Expiration: January 2016, Exercise Price: $28.00	6	129
Expiration: January 2016, Exercise Price: $30.00	10	340
Expiration: January 2016, Exercise Price: $33.00	10	645
Market Vectors Gold Miners ETF
Expiration: January 2016, Exercise Price: $15.00	21	1,271
Expiration: January 2016, Exercise Price: $16.00	15	1,395
		3,780
Furniture and Home Furnishings Stores
Bed Bath & Beyond Inc.
Expiration: January 2016, Exercise Price: $50.00	10	440
Gaming
Las Vegas Sands Corp.
Expiration: January 2016, Exercise Price: $45.00	20	3,930
Expiration: January 2016, Exercise Price: $50.00	8	3,000
Wynn Resorts Limited
Expiration: January 2016, Exercise Price: $110.00	7	12,285
		19,215
General Merchandise Stores
Macy’s, Inc.
Expiration: January 2016, Exercise Price: $45.00	5	167
Expiration: January 2017, Exercise Price: $40.00	3	335
Expiration: January 2017, Exercise Price: $42.50	23	3,243
Expiration: January 2017, Exercise Price: $45.00	4	702

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — June 30, 2015 (Unaudited) — (Continued)

	Contractsd	Value
General Merchandise Stores (Continued)
Sears Holdings Corporation
Expiration: January 2016, Exercise Price: $18.00	8	$600
Wal-Mart Stores, Inc.
Expiration: January 2016, Exercise Price: $67.50	4	926
		5,973
Heavy and Civil Engineering Construction
Chicago Bridge & Iron Company N.V.
Expiration: January 2016, Exercise Price: $32.50	7	927
Expiration: January 2016, Exercise Price: $35.00	3	548
Expiration: January 2017, Exercise Price: $35.00	8	2,840
Expiration: January 2017, Exercise Price: $37.50	19	8,455
		12,770
Insurance Carriers and Related Activities
Aflac, Inc.
Expiration: January 2016, Exercise Price: $50.00	2	124
Expiration: January 2017, Exercise Price: $45.00	7	857
Expiration: January 2017, Exercise Price: $47.50	4	602
American International Group, Inc.
Expiration: January 2017, Exercise Price: $38.00	5	512
Expiration: January 2017, Exercise Price: $40.00	16	1,968
Lincoln National Corporation
Expiration: January 2016, Exercise Price: $38.00	31	930
Expiration: January 2016, Exercise Price: $40.00	5	195
MetLife, Inc.
Expiration: January 2016, Exercise Price: $35.00	8	252
Expiration: January 2016, Exercise Price: $38.00	27	1,040
Expiration: January 2016, Exercise Price: $40.00	19	874
Prudential Financial, Inc.
Expiration: January 2016, Exercise Price: $60.00	1	60
Expiration: January 2016, Exercise Price: $65.00	30	2,595
		10,009

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — June 30, 2015 (Unaudited) — (Continued)

	Contractsd	Value
Leather and Allied Product Manufacturing
Coach, Inc.
Expiration: January 2016, Exercise Price: $28.00	5	$400
Expiration: January 2017, Exercise Price: $25.00	46	7,130
Expiration: January 2017, Exercise Price: $28.00	6	1,485
NIKE, Inc. — Class B
Expiration: January 2017, Exercise Price: $70.00	5	780
		9,795
Machinery Manufacturing
Baker Hughes Inc.
Expiration: January 2016, Exercise Price: $50.00	8	1,372
Expiration: January 2016, Exercise Price: $52.50	4	938
Expiration: January 2017, Exercise Price: $40.00	8	1,900
Cameron International Corporation
Expiration: January 2016, Exercise Price: $40.00	8	860
Expiration: January 2017, Exercise Price: $45.00	4	1,780
Caterpillar Inc.
Expiration: January 2016, Exercise Price: $65.00	8	596
Expiration: January 2016, Exercise Price: $70.00	5	657
Expiration: January 2016, Exercise Price: $75.00	2	463
Expiration: January 2016, Exercise Price: $77.50	3	909
Expiration: January 2016, Exercise Price: $80.00	2	785
Expiration: January 2016, Exercise Price: $82.50	1	498
Expiration: January 2017, Exercise Price: $70.00	12	5,760
Expiration: January 2017, Exercise Price: $75.00	18	11,835
Cummins Inc.
Expiration: January 2016, Exercise Price: $95.00	4	370
Expiration: January 2016, Exercise Price: $100.00	3	375
Expiration: January 2016, Exercise Price: $105.00	12	2,010
Expiration: January 2016, Exercise Price: $110.00	6	1,410
Expiration: January 2016, Exercise Price: $115.00	1	330
Eaton Corporation plc
Expiration: January 2016, Exercise Price: $50.00	17	1,147
Expiration: January 2016, Exercise Price: $55.00	12	1,380
Expiration: January 2016, Exercise Price: $57.50	8	1,240
Expiration: January 2017, Exercise Price: $45.00	10	1,850

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — June 30, 2015 (Unaudited) — (Continued)

	Contractsd	Value
Machinery Manufacturing (Continued)
General Electric Company
Expiration: January 2016, Exercise Price: $20.00	34	$612
Ingersoll-Rand plc
Expiration: January 2016, Exercise Price: $47.50	2	85
		39,162
Media
Time Warner, Inc.
Expiration: January 2016, Exercise Price: $60.00	2	85
Viacom Inc. — Class B
Expiration: January 2016, Exercise Price: $60.00	25	6,938
Expiration: January 2016, Exercise Price: $65.00	2	970
		7,993
Merchant Wholesalers, Nondurable Goods
Express Scripts Holding Company
Expiration: January 2016, Exercise Price: $57.50	4	158
Expiration: January 2017, Exercise Price: $60.00	4	726
Ralph Lauren Corporation
Expiration: January 2016, Exercise Price: $110.00	1	228
Expiration: January 2016, Exercise Price: $115.00	5	1,625
Expiration: January 2016, Exercise Price: $120.00	1	455
Expiration: January 2016, Exercise Price: $125.00	1	615
Expiration: January 2016, Exercise Price: $130.00	1	830
		4,637
Mining (except Oil and Gas)
BHP Billiton Limited — ADR
Expiration: January 2016, Exercise Price: $45.00	4	2,390
Expiration: January 2017, Exercise Price: $42.50	21	14,542
Expiration: January 2017, Exercise Price: $45.00	4	3,280
Newmont Mining Corporation
Expiration: January 2016, Exercise Price: $18.00	18	774
Rio Tinto plc — ADR
Expiration: January 2016, Exercise Price: $37.50	9	1,845
Expiration: January 2016, Exercise Price: $40.00	41	12,915
Expiration: January 2016, Exercise Price: $42.50	2	910
Expiration: January 2017, Exercise Price: $35.00	19	7,030
Expiration: January 2017, Exercise Price: $37.50	11	5,335
		49,021

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — June 30, 2015 (Unaudited) — (Continued)

	Contractsd	Value
Miscellaneous Manufacturing
3M Co.
Expiration: January 2017, Exercise Price: $110.00	1	$365
Expiration: January 2017, Exercise Price: $115.00	1	438
Expiration: January 2017, Exercise Price: $125.00	2	1,260
Hasbro, Inc.
Expiration: January 2016, Exercise Price: $37.50	2	50
Expiration: January 2016, Exercise Price: $45.00	7	175
Expiration: January 2017, Exercise Price: $40.00	3	277
Intuitive Surgical, Inc.
Expiration: January 2016, Exercise Price: $350.00	2	605
Expiration: January 2017, Exercise Price: $340.00	1	1,185
Expiration: January 2017, Exercise Price: $370.00	2	3,610
Expiration: January 2017, Exercise Price: $390.00	1	2,360
Mattel, Inc.
Expiration: January 2017, Exercise Price: $23.00	51	14,025
Stryker Corporation
Expiration: January 2016, Exercise Price: $75.00	3	210
		24,560
Motor Vehicle and Parts Dealers
CarMax, Inc.
Expiration: January 2017, Exercise Price: $33.00	3	203
Expiration: January 2017, Exercise Price: $35.00	6	510
Expiration: January 2017, Exercise Price: $40.00	10	1,350
		2,063
Nonmetallic Mineral Product Manufacturing
USG Corporation
Expiration: January 2016, Exercise Price: $20.00	62	2,015
Expiration: January 2017, Exercise Price: $18.00	13	1,170
Expiration: January 2017, Exercise Price: $20.00	9	1,013
		4,198
Non-Store Retailers
Sotheby’s
Expiration: January 2016, Exercise Price: $35.00	2	60
Expiration: January 2017, Exercise Price: $25.00	8	420
Expiration: January 2017, Exercise Price: $28.00	12	960
Expiration: January 2017, Exercise Price: $30.00	6	630
		2,070

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — June 30, 2015 (Unaudited) — (Continued)

	Contractsd	Value
Oil and Gas Extraction
Anadarko Petroleum Corporation
Expiration: January 2016, Exercise Price: $60.00	3	$318
Expiration: January 2016, Exercise Price: $72.50	1	392
Expiration: January 2016, Exercise Price: $75.00	1	490
Expiration: January 2017, Exercise Price: $60.00	2	775
Expiration: January 2017, Exercise Price: $65.00	6	3,090
Expiration: January 2017, Exercise Price: $70.00	3	2,115
Apache Corporation
Expiration: January 2017, Exercise Price: $50.00	1	495
Expiration: January 2017, Exercise Price: $55.00	5	3,587
Canadian Natural Resources Limited
Expiration: January 2016, Exercise Price: $25.00	16	2,640
Continental Resources, Inc.
Expiration: January 2016, Exercise Price: $32.50	32	5,120
Devon Energy Corporation
Expiration: January 2017, Exercise Price: $45.00	6	1,662
EOG Resources, Inc.
Expiration: January 2016, Exercise Price: $60.00	2	112
Expiration: January 2016, Exercise Price: $65.00	2	195
Expiration: January 2016, Exercise Price: $67.50	14	1,792
Expiration: January 2016, Exercise Price: $70.00	2	323
Expiration: January 2016, Exercise Price: $75.00	4	1,052
Expiration: January 2016, Exercise Price: $80.00	3	1,207
Expiration: January 2016, Exercise Price: $82.50	1	488
Expiration: January 2016, Exercise Price: $85.00	4	2,360
Expiration: January 2017, Exercise Price: $65.00	5	1,875
Expiration: January 2017, Exercise Price: $70.00	7	3,570
Marathon Oil Corporation
Expiration: January 2016, Exercise Price: $25.00	19	3,126
Expiration: January 2017, Exercise Price: $25.00	18	5,904
Occidental Petroleum Corporation
Expiration: January 2016, Exercise Price: $65.00	2	225
Expiration: January 2016, Exercise Price: $70.00	11	2,338
Expiration: January 2017, Exercise Price: $65.00	2	810

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — June 30, 2015 (Unaudited) — (Continued)

	Contractsd	Value
Oil and Gas Extraction (Continued)
Pioneer Natural Resources Company
Expiration: January 2016, Exercise Price: $115.00	8	$3,360
Expiration: January 2016, Exercise Price: $135.00	1	1,030
		50,451
Other Exchanges
CBOE Holdings Inc.
Expiration: January 2016, Exercise Price: $39.50	2	60
Expiration: January 2016, Exercise Price: $49.50	5	487
		547
Other Information Services
Google Inc. — Class A
Expiration: January 2016, Exercise Price: $830.00	1	755
Expiration: January 2016, Exercise Price: $900.00e	1	148
Expiration: June 2016, Exercise Price: $405.00	1	715
Expiration: June 2016, Exercise Price: $410.00	1	765
Expiration: June 2016, Exercise Price: $420.00	2	1,800
Expiration: June 2016, Exercise Price: $450.00	1	1,390
		5,573
Performing Arts, Spectator Sports, and Related Industries
Live Nation Entertainment, Inc.
Expiration: January 2016, Exercise Price: $13.00	48	1,080
Expiration: January 2016, Exercise Price: $15.00	8	120
Expiration: January 2016, Exercise Price: $17.00	32	560
		1,760
Petroleum and Coal Products Manufacturing
Chevron Corporation
Expiration: January 2016, Exercise Price: $85.00	2	420
Expiration: January 2016, Exercise Price: $90.00	2	685
ConocoPhillips
Expiration: January 2016, Exercise Price: $50.00	10	840
Expiration: January 2017, Exercise Price: $50.00	12	3,930
Expiration: January 2017, Exercise Price: $55.00	10	5,000
Exxon Mobil Corporation
Expiration: January 2017, Exercise Price: $75.00	3	1,583
Hess Corporation
Expiration: January 2016, Exercise Price: $55.00	4	582
Expiration: January 2016, Exercise Price: $60.00	26	6,630
Expiration: January 2017, Exercise Price: $65.00	3	2,242

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — June 30, 2015 (Unaudited) — (Continued)

	Contractsd	Value
Petroleum and Coal Products Manufacturing (Continued)
Marathon Petroleum Corporation
Expiration: January 2016, Exercise Price: $32.50	14	$315
Expiration: January 2016, Exercise Price: $33.75	16	400
Expiration: January 2016, Exercise Price: $35.00	2	70
Expiration: January 2017, Exercise Price: $32.50	18	2,205
Phillips 66
Expiration: January 2016, Exercise Price: $55.00	15	712
Expiration: January 2016, Exercise Price: $57.50	4	270
Expiration: January 2016, Exercise Price: $60.00	14	1,190
Expiration: January 2016, Exercise Price: $62.50	3	322
Expiration: January 2016, Exercise Price: $65.00	2	270
Expiration: January 2017, Exercise Price: $55.00	14	3,150
Expiration: January 2017, Exercise Price: $60.00	3	968
Valero Energy Corporation
Expiration: January 2016, Exercise Price: $40.00	6	189
		31,973
Pharmaceutical and Biotechnology
AbbVie Inc.
Expiration: January 2016, Exercise Price: $42.50	6	180
Expiration: January 2017, Exercise Price: $45.00	10	1,600
Expiration: January 2017, Exercise Price: $47.50	8	1,640
Amgen Inc.
Expiration: January 2017, Exercise Price: $95.00	1	331
Expiration: January 2017, Exercise Price: $100.00	2	800
Expiration: January 2017, Exercise Price: $105.00	1	450
Expiration: January 2017, Exercise Price: $110.00	2	1,155
Expiration: January 2017, Exercise Price: $115.00	2	1,375
Expiration: January 2017, Exercise Price: $120.00	5	4,087
Biogen Inc.
Expiration: January 2017, Exercise Price: $230.00	2	1,410
Expiration: January 2017, Exercise Price: $240.00	3	2,565
Bristol-Myers Squibb Company
Expiration: January 2016, Exercise Price: $35.00	18	450
Expiration: January 2016, Exercise Price: $40.00	15	487
Expiration: January 2016, Exercise Price: $43.00	6	216
Expiration: January 2016, Exercise Price: $45.00	4	194

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — June 30, 2015 (Unaudited) — (Continued)

	Contractsd	Value
Pharmaceutical and Biotechnology (Continued)
Eli Lilly & Company
Expiration: January 2017, Exercise Price: $50.00	7	$858
Gilead Sciences, Inc.
Expiration: January 2017, Exercise Price: $75.00	1	312
Expiration: January 2017, Exercise Price: $80.00	6	2,430
Expiration: January 2017, Exercise Price: $85.00	2	1,020
Merck & Co., Inc.
Expiration: January 2016, Exercise Price: $45.00	5	290
Expiration: January 2016, Exercise Price: $47.00	5	385
Expiration: January 2017, Exercise Price: $40.00	3	387
Expiration: January 2017, Exercise Price: $42.50	15	2,520
Expiration: January 2017, Exercise Price: $45.00	17	3,672
Expiration: January 2017, Exercise Price: $47.50	3	837
		29,651
Pipeline Transportation
The Williams Companies, Inc.
Expiration: January 2016, Exercise Price: $40.00	7	525
Expiration: January 2016, Exercise Price: $42.00	13	1,189
Expiration: January 2017, Exercise Price: $35.00	3	417
Expiration: January 2017, Exercise Price: $38.00	7	1,358
Expiration: January 2017, Exercise Price: $40.00	20	4,430
Expiration: January 2017, Exercise Price: $43.00	5	1,573
		9,492
Primary Metal Manufacturing
Nucor Corporation
Expiration: January 2017, Exercise Price: $40.00	5	2,088
Professional, Scientific, and Technical Services
Cerner Corporation
Expiration: January 2016, Exercise Price: $45.00	13	390
Computer Sciences Corporation
Expiration: January 2016, Exercise Price: $50.00	5	462
Fluor Corporation
Expiration: January 2016, Exercise Price: $50.00	9	2,340
Expiration: January 2016, Exercise Price: $55.00	3	1,500
Expiration: January 2017, Exercise Price: $47.50	9	4,095
Expiration: January 2017, Exercise Price: $50.00	11	6,160

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — June 30, 2015 (Unaudited) — (Continued)

	Contractsd	Value
Professional, Scientific, and Technical Services (Continued)
Leidos Holdings Inc.
Expiration: January 2016, Exercise Price: $35.00	8	$1,100
		16,047
Publishing Industries (except Internet)
Autodesk, Inc.
Expiration: January 2016, Exercise Price: $37.00	4	242
Expiration: January 2016, Exercise Price: $40.00	5	497
Expiration: January 2017, Exercise Price: $40.00	17	5,440
Expiration: January 2017, Exercise Price: $42.50	4	1,620
Nuance Communications, Inc.
Expiration: January 2016, Exercise Price: $10.00	8	80
		7,879
Rail Transportation
CSX Corporation
Expiration: January 2016, Exercise Price: $20.00	15	255
Norfolk Southern Corporation
Expiration: January 2016, Exercise Price: $75.00	1	192
		447
Satellite Telecommunications
DISH Network Corp. — Class A
Expiration: January 2016, Exercise Price: $47.00	15	638
Securities, Commodity Contracts, and Other Financial Investments and
Related Activities
The Charles Schwab Corporation
Expiration: January 2016, Exercise Price: $20.00	46	690
Expiration: January 2016, Exercise Price: $22.00	17	425
CME Group Inc.
Expiration: January 2016, Exercise Price: $55.00	10	375
Morgan Stanley
Expiration: January 2017, Exercise Price: $25.00	20	1,950
		3,440
Software
Adobe Systems, Inc.
Expiration: January 2017, Exercise Price: $45.00	3	309
Expiration: January 2017, Exercise Price: $50.00	4	594
Expiration: January 2017, Exercise Price: $55.00	5	1,062
		1,965

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — June 30, 2015 (Unaudited) — (Continued)

	Contractsd	Value
Software Publishers
Citrix Systems, Inc.
Expiration: January 2016, Exercise Price: $47.50	11	$385
Expiration: January 2016, Exercise Price: $50.00	5	237
Microsoft Corporation
Expiration: January 2016, Exercise Price: $35.00	5	265
Expiration: January 2017, Exercise Price: $33.00	23	3,599
Expiration: January 2017, Exercise Price: $35.00	11	2,239
Oracle Corporation
Expiration: January 2016, Exercise Price: $30.00	28	868
Expiration: January 2016, Exercise Price: $32.00	12	552
		8,145
Support Activities for Mining
Halliburton Company
Expiration: January 2016, Exercise Price: $33.00	6	423
Expiration: January 2016, Exercise Price: $35.00	10	1,010
Expiration: January 2016, Exercise Price: $38.00	22	3,795
Expiration: January 2016, Exercise Price: $40.00	6	1,434
Expiration: January 2017, Exercise Price: $35.00	2	540
Expiration: January 2017, Exercise Price: $37.50	3	1,080
Expiration: January 2017, Exercise Price: $40.00	20	9,200
Expiration: January 2017, Exercise Price: $42.50	8	4,660
Helmerich & Payne, Inc.
Expiration: January 2016, Exercise Price: $55.00	22	4,125
Expiration: January 2016, Exercise Price: $60.00	5	1,475
Schlumberger Limited
Expiration: January 2016, Exercise Price: $65.00	9	734
Expiration: January 2016, Exercise Price: $70.00	12	1,518
Expiration: January 2017, Exercise Price: $65.00	2	645
Expiration: January 2017, Exercise Price: $70.00	12	5,400
Expiration: January 2017, Exercise Price: $75.00	2	1,215
Transocean Limited
Expiration: January 2016, Exercise Price: $15.00	64	14,208
		51,462
Support Activities for Transportation
Expeditors International of Washington, Inc.
Expiration: January 2016, Exercise Price: $35.00	1	35

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — June 30, 2015 (Unaudited) — (Continued)

	Contractsd	Value
Transportation Equipment Manufacturing
The Boeing Company
Expiration: January 2016, Exercise Price: $105.00	2	$230
Expiration: January 2017, Exercise Price: $90.00	13	3,549
Expiration: January 2017, Exercise Price: $95.00	2	655
Harley-Davidson, Inc.
Expiration: January 2016, Exercise Price: $42.50	3	184
Expiration: January 2016, Exercise Price: $45.00	3	264
Expiration: January 2017, Exercise Price: $50.00	4	1,850
Johnson Controls, Inc.
Expiration: January 2016, Exercise Price: $35.00	35	1,050
Expiration: January 2016, Exercise Price: $38.00	22	1,045
Expiration: January 2017, Exercise Price: $30.00	13	878
Expiration: January 2017, Exercise Price: $33.00	6	615
Textron Inc.
Expiration: January 2016, Exercise Price: $27.00	12	978
Expiration: January 2016, Exercise Price: $30.00	8	384
United Technologies Corporation
Expiration: January 2017, Exercise Price: $75.00	4	902
		12,584
TOTAL PUT OPTIONS WRITTEN
(premiums received $1,269,341)		$798,045

d — 100 Shares Per Contract Unless Otherwise Noted.
e — 10 Shares Per Contract.
ADR — American Depository Receipt.
ETF — Exchange Traded Fund.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Income Portfolio
Portfolio of Options Written — June 30, 2015 (Unaudited) — (Continued)

PUT OPTIONS WRITTEN	Contractsd	Value
Accommodation
Marriott International Inc. — Class A
Expiration: January 2016, Exercise Price: $40.00	76	$1,140
Expiration: January 2016, Exercise Price: $42.00	32	640
		1,780
Administrative and Support Services
Expedia, Inc.
Expiration: January 2016, Exercise Price: $50.00	102	1,275
Expiration: January 2016, Exercise Price: $55.00	12	270
		1,545
Ambulatory Health Care Services
DaVita HealthCare Partners Inc.
Expiration: January 2016, Exercise Price: $50.00	50	1,250
Asset Management
Apollo Global Management LLC — Class A
Expiration: January 2016, Exercise Price: $25.00	28	11,480
The Blackstone Group LP
Expiration: January 2016, Exercise Price: $25.00	21	378
Franklin Resources, Inc.
Expiration: January 2016, Exercise Price: $49.50	56	17,920
		29,778
Broadcasting (except Internet)
Comcast Corporation — Class A
Expiration: January 2017, Exercise Price: $35.00	44	3,168
Sirius XM Holdings Inc.
Expiration: January 2016, Exercise Price: $3.00	336	1,680
Expiration: January 2016, Exercise Price: $3.50	192	2,688
Twenty-First Century Fox, Inc. — Class A
Expiration: January 2016, Exercise Price: $30.00	14	1,645
		9,181
Cable Distributor
Liberty Global plc — Class A
Expiration: January 2016, Exercise Price: $75.00	6	750

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Income Portfolio
Portfolio of Options Written — June 30, 2015 (Unaudited) — (Continued)

	Contractsd	Value
Chemical Manufacturing
Celgene Corporation
Expiration: January 2016, Exercise Price: $70.00	84	$5,376
OPKO Health, Inc.
Expiration: January 2016, Exercise Price: $5.00	180	4,950
Expiration: January 2017, Exercise Price: $5.00	26	715
		11,041
Clothing and Clothing Accessories Stores
Tiffany & Co.
Expiration: January 2016, Exercise Price: $67.50	14	1,113
Expiration: January 2016, Exercise Price: $70.00	34	3,400
Expiration: January 2016, Exercise Price: $75.00	14	2,254
		6,767
Computer and Electronic Product Manufacturing
Apple, Inc.
Expiration: January 2016, Exercise Price: $64.29	77	770
Expiration: January 2016, Exercise Price: $68.57	84	1,218
Expiration: January 2016, Exercise Price: $71.43	14	252
Expiration: January 2017, Exercise Price: $75.00	90	15,615
Sony Corporation
Expiration: January 2016, Exercise Price: $15.00	240	3,000
		20,855
Construction of Buildings
Lennar Corporation — Class A
Expiration: January 2016, Exercise Price: $25.00	56	560
Expiration: January 2016, Exercise Price: $30.00	73	1,132
Expiration: January 2017, Exercise Price: $35.00	116	17,400
TRI Pointe Homes, Inc.
Expiration: January 2017, Exercise Price: $12.00	232	18,560
		37,652
Couriers and Messengers
FedEx Corp.
Expiration: January 2017, Exercise Price: $120.00	54	17,955

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Income Portfolio
Portfolio of Options Written — June 30, 2015 (Unaudited) — (Continued)

	Contractsd	Value
Credit Intermediation and Related Activities
American Express Company
Expiration: January 2017, Exercise Price: $70.00	108	$56,700
Bank of America Corporation
Expiration: January 2016, Exercise Price: $15.00	128	6,272
Wells Fargo & Company
Expiration: January 2016, Exercise Price: $40.00	16	576
Expiration: January 2017, Exercise Price: $45.00	144	34,560
		98,108
Data Processor
MasterCard, Inc. — Class A
Expiration: January 2017, Exercise Price: $65.00	108	24,246
E-Commerce
eBay, Inc.
Expiration: January 2017, Exercise Price: $40.00	72	7,380
Expiration: January 2017, Exercise Price: $45.00	144	25,560
		32,940
Fabricated Metal Product Manufacturing
Danaher Corporation
Expiration: January 2017, Exercise Price: $60.00	28	5,880
Food Services and Drinking Places
Starbucks Corporation
Expiration: January 2016, Exercise Price: $33.75	48	408
Expiration: January 2016, Exercise Price: $35.00	56	616
		1,024
Funds, Trusts, and Other Financial Vehicles
iShares iBoxx $High Yield Corporate Bond ETF
Expiration: January 2016, Exercise Price: $88.00	222	94,350
Expiration: January 2016, Exercise Price: $90.00	18	10,170
		104,520
Gaming
Las Vegas Sands Corp.
Expiration: January 2016, Exercise Price: $55.00	74	47,545
Expiration: January 2016, Exercise Price: $60.00	26	25,805
Wynn Resorts Limited
Expiration: January 2016, Exercise Price: $150.00	12	62,670
		136,020

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Income Portfolio
Portfolio of Options Written — June 30, 2015 (Unaudited) — (Continued)

	Contractsd	Value
Health Care Equipment and Services
Hologic, Inc.
Expiration: January 2016, Exercise Price: $18.00	45	$225
Heavy and Civil Engineering Construction
Chicago Bridge & Iron Company N.V.
Expiration: January 2017, Exercise Price: $30.00	8	1,820
Insurance Carriers and Related Activities
American International Group, Inc.
Expiration: January 2016, Exercise Price: $45.00	102	4,233
AmTrust Financial Services, Inc.
Expiration: January 2016, Exercise Price: $30.00	76	2,280
Expiration: January 2016, Exercise Price: $40.00	38	1,330
		7,843
Leather and Allied Product Manufacturing
Coach, Inc.
Expiration: January 2016, Exercise Price: $40.00	124	84,320
Machinery Manufacturing
The Manitowoc Company, Inc.
Expiration: January 2017, Exercise Price: $15.00	40	5,000
Media
Viacom Inc. — Class B
Expiration: January 2017, Exercise Price: $55.00	56	22,960
Mining (except Oil and Gas)
Barrick Gold Corporation
Expiration: January 2016, Exercise Price: $13.00	134	37,520
Expiration: January 2017, Exercise Price: $10.00	32	5,312
Franco-Nevada Corporation
Expiration: July 2015, Exercise Price: $40.00	6	45
Expiration: July 2015, Exercise Price: $45.00	10	400
Expiration: October 2015, Exercise Price: $40.00	2	170
Freeport-McMoRan Copper & Gold Inc.
Expiration: January 2016, Exercise Price: $30.00	4	4,650
Expiration: January 2016, Exercise Price: $32.00	20	27,350
Royal Gold, Inc.
Expiration: January 2017, Exercise Price: $42.50	4	1,040

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Income Portfolio
Portfolio of Options Written — June 30, 2015 (Unaudited) — (Continued)

	Contractsd	Value
Mining (except Oil and Gas)(Continued)
Silver Wheaton Corporation
Expiration: January 2016, Exercise Price: $13.00	32	$944
Expiration: January 2016, Exercise Price: $15.00	52	3,822
Expiration: January 2016, Exercise Price: $18.00	52	10,816
Expiration: January 2017, Exercise Price: $13.00	100	11,650
		103,719
Oil and Gas Extraction
Chesapeake Energy Corporation
Expiration: January 2016, Exercise Price: $20.00	128	124,800
Expiration: January 2016, Exercise Price: $23.00	46	57,960
Expiration: January 2016, Exercise Price: $25.00	14	20,300
Continental Resources, Inc.
Expiration: January 2016, Exercise Price: $30.00	10	1,125
Expiration: January 2016, Exercise Price: $35.00	4	860
Expiration: January 2017, Exercise Price: $35.00	20	9,800
		214,845
Other Exchanges
CBOE Holdings Inc.
Expiration: January 2016, Exercise Price: $44.50	50	2,250
Other Information Services
Google Inc. — Class A
Expiration: January 2016, Exercise Price: $950.00	7	17,430
Expiration: January 2017, Exercise Price: $360.00	18	16,470
		33,900
Performing Arts, Spectator Sports, and Related Industries
Live Nation Entertainment, Inc.
Expiration: January 2016, Exercise Price: $15.00	180	2,700
Expiration: January 2016, Exercise Price: $17.00	116	2,030
		4,730
Petroleum and Coal Products Manufacturing
ConocoPhillips
Expiration: January 2017, Exercise Price: $55.00	108	54,000
Exxon Mobil Corporation
Expiration: January 2017, Exercise Price: $75.00	90	47,475
		101,475

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Income Portfolio
Portfolio of Options Written — June 30, 2015 (Unaudited) — (Continued)

	Contractsd	Value
Pharmaceutical and Biotechnology
AbbVie Inc.
Expiration: January 2016, Exercise Price: $40.00	76	$1,330
Amgen Inc.
Expiration: January 2016, Exercise Price: $85.00	76	4,028
Gilead Sciences, Inc.
Expiration: January 2016, Exercise Price: $50.00	76	570
		5,928
Pipeline Transportation
The Williams Companies, Inc.
Expiration: January 2016, Exercise Price: $30.00	144	2,376
Publishing Industries (except Internet)
TEGNA Inc.
Expiration: January 2017, Exercise Price: $25.00	28	2,870
Rail Transportation
CSX Corporation
Expiration: January 2017, Exercise Price: $27.00	216	40,392
Union Pacific Corporation
Expiration: January 2017, Exercise Price: $85.00	84	61,950
		102,342
Rental and Leasing Services
Hertz Global Holdings, Inc.
Expiration: January 2017, Exercise Price: $15.00	48	9,360
Restaurants
The Wendy’s Company
Expiration: January 2016, Exercise Price: $7.00	1,080	8,100
Satellite Telecommunications
DISH Network Corp. — Class A
Expiration: January 2016, Exercise Price: $45.00	2	65
Expiration: January 2016, Exercise Price: $47.00	48	2,040
Expiration: January 2017, Exercise Price: $47.50	4	950
Expiration: January 2017, Exercise Price: $50.00	32	9,600
		12,655

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Income Portfolio
Portfolio of Options Written — June 30, 2015 (Unaudited) — (Continued)

	Contractsd	Value
Securities, Commodity Contracts, and Other Financial Investments
and Related Activities
CME Group Inc.
Expiration: January 2016, Exercise Price: $65.00	10	$675
Expiration: January 2016, Exercise Price: $70.00	32	3,120
Expiration: January 2016, Exercise Price: $75.00	90	12,375
Intercontinental Exchange, Inc.
Expiration: January 2016, Exercise Price: $190.00	30	13,050
		29,220
Software and Services
Nuance Communications, Inc.
Expiration: January 2016, Exercise Price: $13.00	210	5,250
Expiration: January 2016, Exercise Price: $15.00	8	500
		5,750
Support Activities for Mining
Transocean Limited
Expiration: January 2016, Exercise Price: $40.00	120	295,800
Expiration: January 2017, Exercise Price: $10.00	20	3,970
Expiration: January 2017, Exercise Price: $20.00	2	1,530
		301,300
Telecommunications
Level 3 Communications, Inc.
Expiration: January 2017, Exercise Price: $33.00	12	1,170
TOTAL PUT OPTIONS WRITTEN
(premiums received $2,481,085)		$1,605,450

d — 100 Shares Per Contract.
ETF — Exchange Traded Fund.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Assets & Liabilities
June 30, 2015 (Unaudited)

	The Internet	The Global
	Portfolio	Portfolio
ASSETS:
Investments, at value (1)(2)	$148,156,097	$9,196,893
Cash	—	9,677
Receivable for contributed capital	28,513	14,215
Receivable for investments sold	2,627,260	—
Dividends and interest receivable	24,873	9,457
Other accounts receivable	99,877	—
Prepaid expenses and other assets	9,772	2,399
Total Assets	150,946,392	9,232,641
LIABILITIES:
Payable to Adviser	154,046	9,248
Payable to Custodian	138,774	—
Payable to Trustees	2,326	137
Payable to Chief Compliance Officer	172	6
Payable for collateral received for securities loaned	5,262,475	463,370
Payable for withdrawn capital	54,053	—
Accrued expenses and other liabilities	27,415	11,323
Total Liabilities	5,639,261	484,084
Net Assets	$145,307,131	$8,748,557
(1) Cost of investments	$73,263,472	$7,857,141
(2) Includes loaned securities with a market value of	$5,086,658	$436,732

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Assets & Liabilities — (Continued)
June 30, 2015 (Unaudited)

	The Paradigm	The Medical
	Portfolio	Portfolio
ASSETS:
Investments, at value (1)(2)(3)
Unaffiliated issuers	$1,075,006,123	$33,038,265
Affiliated issuers	89,365,176	—
Cash	1,590,901	—
Receivable for contributed capital	769,413	31,371
Receivable for investments sold	2,739,593	—
Dividends and interest receivable	123,886	26,556
Prepaid expenses and other assets	190,344	2,509
Total Assets	1,169,785,436	33,098,701
LIABILITIES:
Payable to Adviser	1,148,385	30,978
Payable to Trustees	17,573	449
Payable to Chief Compliance Officer	1,295	31
Payable for collateral received for securities loaned	80,187,483	3,148,825
Payable for withdrawn capital	1,168,660	2,469
Accrued expenses and other liabilities	170,969	12,205
Total Liabilities	82,694,365	3,194,957
Net Assets	$1,087,091,071	$29,903,744
(1) Unaffiliated issuers cost	$715,614,230	$20,765,807
(2) Affiliated issuers cost	$52,347,066	$—
(3) Includes loaned securities with a market value of	$76,631,535	$3,077,519

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Assets & Liabilities — (Continued)
June 30, 2015 (Unaudited)

	The Small Cap	The Market
	Opportunities	Opportunities
	Portfolio	Portfolio
ASSETS:
Investments, at value (1)(2)	$369,070,446	$51,192,305
Cash	504,441	2,417,636
Receivable for contributed capital	411,045	50,556
Receivable for investments sold	1,138,341	93,637
Dividends and interest receivable	112,976	15,634
Other accounts receivable	20,977	—
Prepaid expenses and other assets	68,049	3,136
Total Assets	371,326,275	53,772,904
LIABILITIES:
Payable to Adviser	344,877	53,601
Payable to Trustees	5,211	815
Payable to Chief Compliance Officer	380	61
Payable for collateral received for securities loaned	44,329,175	2,451,116
Payable for withdrawn capital	441,528	3,669
Accrued expenses and other liabilities	52,747	17,122
Total Liabilities	45,173,918	2,526,384
Net Assets	$326,152,357	$51,246,520
(1) Cost of investments	$331,414,872	$39,523,271
(2) Includes loaned securities with a market value of	$42,780,293	$2,360,131

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Assets & Liabilities — (Continued)
June 30, 2015 (Unaudited)

	The	The Multi-
	Alternative	Disciplinary
	Income	Income
	Portfolio	Portfolio
ASSETS:
Investments, at value (1)(2)	$35,373,135	$142,091,680
Cash	252,195	4,347,601
Receivable for contributed capital	85,385	1,160,806
Dividends and interest receivable	101,458	1,559,077
Prepaid expenses and other assets	1,033	6,016
Total Assets	35,813,206	149,165,180
LIABILITIES:
Written options, at value (3)	798,045	1,605,450
Payable to Adviser	25,738	146,449
Payable to Trustees	558	2,165
Payable to Chief Compliance Officer	43	150
Payable for securities purchased	—	6,842
Payable for collateral received for securities loaned	—	4,404,520
Payable for withdrawn capital	1,037	396,262
Accrued expenses and other liabilities	22,463	29,833
Total Liabilities	847,884	6,591,671
Net Assets	$34,965,322	$142,573,509
(1) Cost of investments	$35,387,748	$145,254,285
(2) Includes loaned securities with a market value of	$—	$4,285,844
(3) Premiums received	$1,269,341	$2,481,085

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Operations
For the Six Months Ended June 30, 2015 (Unaudited)

	The Internet	The Global
	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends†	$283,338	$27,575
Interest	196	1,597
Income from securities lending	26,823	12,196
Total investment income	310,357	41,368
EXPENSES:
Investment advisory fees	943,181	55,561
Administration fees	33,723	2,811
Professional fees	8,352	4,193
Fund accounting fees	13,458	3,509
Trustees’ fees	6,134	355
Chief Compliance Officer fees	1,015	53
Custodian fees and expenses	7,673	6,192
Other expenses	3,206	214
Total expenses	1,016,742	72,888
Net investment loss	(706,385)	(31,520)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
Investments and foreign currency	8,569,225	247,593
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	(6,494,607)	18,001
Net realized and unrealized gain on investments	2,074,618	265,594
Net increase in net assets resulting from operations	$1,368,233	$234,074
† Net of foreign taxes withheld of:	$979	$2,870

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Operations — (Continued)
For the Six Months Ended June 30, 2015 (Unaudited)

	The Paradigm	The Medical
	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends†	$2,210,361	$278,131
Interest	51,299	40
Income from securities lending	1,002,435	8,271
Dividends from affiliated issuer	168,896	—
Total investment income	3,432,991	286,442
EXPENSES:
Investment advisory fees	7,126,154	182,134
Administration fees	251,835	6,666
Professional fees	37,376	4,791
Fund accounting fees	91,274	3,292
Trustees’ fees	46,163	1,174
Chief Compliance Officer fees	7,757	196
Custodian fees and expenses	98,280	5,048
Other expenses	24,160	519
Total expenses	7,682,999	203,820
Net investment income (loss)	(4,250,008)	82,622
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
Investments and foreign currency	62,579,947	1,329,082
Affiliated issuer	26,857	—
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	(18,843,346)	1,704,513
Net realized and unrealized gain on investments	43,763,458	3,033,595
Net increase in net assets resulting from operations	$39,513,450	$3,116,217
† Net of foreign taxes withheld of:	$98,632	$15,373

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Operations — (Continued)
For the Six Months Ended June 30, 2015 (Unaudited)

	The Small Cap	The Market
	Opportunities	Opportunities
	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends†	$797,163	$181,251
Interest	6,062	603
Income from securities lending	413,292	14,173
Total investment income	1,216,517	196,027
EXPENSES:
Investment advisory fees	2,099,667	327,369
Administration fees	74,662	12,215
Professional fees	13,642	5,435
Fund accounting fees	27,301	6,245
Trustees’ fees	13,408	2,086
Chief Compliance Officer fees	2,256	352
Custodian fees and expenses	18,893	8,736
Other expenses	6,934	1,191
Total expenses	2,256,763	363,629
Net investment loss	(1,040,246)	(167,602)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
Investments and foreign currency	16,646,473	2,540,479
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	992,784	(1,106,307)
Net realized and unrealized gain on investments	17,639,257	1,434,172
Net increase in net assets resulting from operations	$16,599,011	$1,266,570
† Net of foreign taxes withheld of:	$18,727	$11,658

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Operations — (Continued)
For the Six Months Ended June 30, 2015 (Unaudited)

	The	The Multi-
	Alternative	Disciplinary
	Income	Income
	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends†	$41,320	$395,029
Interest	123,009	2,788,976
Income from securities lending	—	12,099
Total investment income	164,329	3,196,104
EXPENSES:
Investment advisory fees	163,213	874,161
Administration fees	12,921	33,281
Professional fees	5,104	8,309
Fund accounting fees	27,325	23,011
Trustees’ fees	1,513	5,716
Chief Compliance Officer fees	277	994
Custodian fees and expenses	5,113	7,035
Other expenses	560	2,095
Total expenses	216,026	954,602
Net investment income (loss)	(51,697)	2,241,502
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments and foreign currency	(2,965)	(671,495)
Written option contracts expired or closed	925,395	492,125
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	78,720	466,215
Written option contracts	(62,190)	(129,051)
Net realized and unrealized gain on investments	938,960	157,794
Net increase in net assets resulting from operations	$887,263	$2,399,296

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets

	The Internet Portfolio		The Global Portfolio
	For the Six	For the	For the Six	For the
	Months Ended	Year Ended	Months Ended	Year Ended
	June 30, 2015	December 31,	June 30, 2015	December 31,
	(Unaudited)	2014	(Unaudited)	2014
OPERATIONS:
Net investment loss	$(706,385)	$(1,481,267)	$(31,520)	$(56,057)
Net realized gain on sale of investments and foreign currency	8,569,225	10,596,602	247,593	318,326
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(6,494,607)	(9,485,968)	18,001	(1,489,533)
Net increase (decrease) in net assets resulting from operations	1,368,233	(370,633)	234,074	(1,227,264)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	48,008	4,258,113	380,474	1,321,420
Withdrawals	(13,655,172)	(25,200,462)	(745,379)	(3,431,883)
Net (decrease) in net assets resulting from beneficial interest transactions	(13,607,164)	(20,942,349)	(364,905)	(2,110,463)
Total decrease in net assets	(12,238,931)	(21,312,982)	(130,831)	(3,337,727)
NET ASSETS:
Beginning of period	157,546,062	178,859,044	8,879,388	12,217,115
End of period	$145,307,131	$157,546,062	$8,748,557	$8,879,388

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets — (Continued)

	The Paradigm Portfolio		The Medical Portfolio
	For the Six	For the	For the Six	For the
	Months Ended	Year Ended	Months Ended	Year Ended
	June 30, 2015	December 31,	June 30, 2015	December 31,
	(Unaudited)	2014	(Unaudited)	2014
OPERATIONS:
Net investment income (loss)	$(4,250,008)	$(9,322,981)	$82,622	$116,887
Net realized gain on sale of investments and foreign currency	62,606,804	37,768,737	1,329,082	724,347
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(18,843,346)	(31,751,718)	1,704,513	3,052,140
Net increase (decrease) in net assets resulting from operations	39,513,450	(3,305,962)	3,116,217	3,893,374
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	689,704	41,918,037	953,517	2,943,930
Withdrawals	(145,442,363)	(174,025,392)	(1,282,617)	(4,510,015)
Net (decrease) in net assets resulting from beneficial interest transactions	(144,752,659)	(132,107,355)	(329,100)	(1,566,085)
Total increase (decrease) in net assets	(105,239,209)	(135,413,317)	2,787,117	2,327,289
NET ASSETS:
Beginning of period	1,192,330,280	1,327,743,597	27,116,627	24,789,338
End of period	$1,087,091,071	$1,192,330,280	$29,903,744	$27,116,627

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets — (Continued)

	The Small Cap Opportunities Portfolio		The Market Opportunities Portfolio
	For the Six	For the	For the Six	For the
	Months Ended	Year Ended	Months Ended	Year Ended
	June 30, 2015	December 31,	June 30, 2015	December 31,
	(Unaudited)	2014	(Unaudited)	2014
OPERATIONS:
Net investment loss	$(1,040,246)	$(2,371,492)	$(167,602)	$(188,939)
Net realized gain on sale of investments and foreign currency	16,646,473	22,546,457	2,540,479	4,070,775
Net change in unrealized appreciation (depreciation) of investments and foreign currency	992,784	(47,310,333)	(1,106,307)	(7,187,539)
Net increase (decrease) in net assets resulting from operations	16,599,011	(27,135,368)	1,266,570	(3,305,703)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	2,661,730	137,470,247	385,805	7,541,435
Withdrawals	(46,265,680)	(105,175,818)	(4,781,746)	(16,421,154)
Net increase (decrease) in net assets resulting from beneficial interest transactions	(43,603,950)	32,294,429	(4,395,941)	(8,879,719)
Total increase (decrease) in net assets	(27,004,939)	5,159,061	(3,129,371)	(12,185,422)
NET ASSETS:
Beginning of period	353,157,296	347,998,235	54,375,891	66,561,313
End of period	$326,152,357	$353,157,296	$51,246,520	$54,375,891

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets — (Continued)

	The Alternative		The Multi-Disciplinary
	Income Portfolio		Income Portfolio
	For the Six	For the	For the Six	For the
	Months Ended	Year Ended	Months Ended	Year Ended
	June 30, 2015	December 31,	June 30, 2015	December 31,
	(Unaudited)	2013	(Unaudited)	2013
OPERATIONS:
Net investment income (loss)	$(51,697)	$(125,267)	$2,241,502	$3,503,350
Net realized gain (loss) on sale of investments, foreign currency and written options	922,430	473,583	(179,370)	1,923,890
Net change in unrealized appreciation (depreciation) of investments	16,530	(109,204)	337,164	(3,230,822)
Net increase in net assets resulting from operations	887,263	239,112	2,399,296	2,196,418
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	2,087,007	21,281,441	9,873,452	67,848,185
Withdrawals	(6,239,140)	(6,843,392)	(5,234,089)	(24,821,261)
Net increase (decrease) in net assets resulting from beneficial interest transactions	(4,152,133)	14,438,049	4,639,363	43,026,924
Total increase (decrease) in net assets	(3,264,870)	14,677,161	7,038,659	45,223,342
NET ASSETS:
Beginning of period	38,230,192	23,553,031	135,534,850	90,311,508
End of period	$34,965,322	$38,230,192	$142,573,509	$135,534,850

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements
June 30, 2015 (Unaudited)

1. Organization
The Kinetics Portfolios Trust (the “Trust”) was organized as a Delaware Statutory Trust on March 14, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its beneficial interests in series, each series representing a distinct portfolio with its own investment objective and policies. The series currently authorized are: The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, The Market Opportunities Portfolio, The Alternative Income Portfolio and The Multi-Disciplinary Income Portfolio (collectively, the “Master Portfolios”). Pursuant to the 1940 Act, the Master Portfolios, are “non-diversified” series of the Trust, except The Global Portfolio and The Multi-Disciplinary Income Portfolio. The Market Opportunities Portfolio commenced operations on January 31, 2006, The Alternative Income Portfolio commenced operations on June 29, 2007 and The Multi-Disciplinary Income Portfolio commenced operations on February 11, 2008. Each of the remaining Master Portfolios commenced operations on April 28, 2000.

Each Master Portfolio is a Master Investment Portfolio in a master-feeder fund structure. Each Master Portfolio has multiple feeder funds invested in the Master Portfolio. By contributing assets to the Master Portfolio, the feeder funds receive a beneficial interest in the Master Portfolio. The Master Portfolio then invests the contributed assets in portfolio securities and allocates income, gains (losses) and expenses to the feeder funds based on the feeder funds’ proportionate interests in the Master Portfolio.

Each of the Master Portfolios, except for The Alternative Income Portfolio and The Multi-Disciplinary Income Portfolio, seeks to provide investors with long-term capital growth. The Alternative Income Portfolio seeks to provide current income and gains. The Multi-Disciplinary Income Portfolio seeks to provide investors with total return. The Internet Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in the Internet and Internet-related activities. The Global Portfolio generally invests in the equity securities of foreign companies that have the ability to facilitate an increase in the growth of their traditional business lines and in U.S. companies benefiting from international economic growth. The Paradigm Portfolio invests primarily in the equity securities of U.S. and foreign companies that the investment adviser believes are undervalued and that have high returns on equity and are well positioned to reduce their costs, extend the reach of their distribution channels

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2015 (Unaudited)

and experience significant growth in their assets or revenues. The Medical Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in medical research, pharmaceutical treatments and related medical technology industries and related technology industries, generally, with a focus on companies engaged in cancer research and drug development. The Small Cap Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign small capitalized companies that provide attractive valuation opportunities due to special situations such as lack of institutional ownership, lack of significant analyst coverage or companies with sound fundamentals that have experienced a short-term earnings shortfall. The Market Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in capital markets or related to capital markets, as well as companies involved in the gaming industry. The Alternative Income and Multi-Disciplinary Income Portfolios utilizes a two-part investment strategy, which includes fixed income and derivatives components.

2. Significant Accounting Policies

Security Valuation
Master Portfolio securities that are listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). Foreign securities are valued by an independent pricing service. In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and the lowest asked price across the exchanges where the option is traded. If the composite option price is not available, the mean between the

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2015 (Unaudited)

highest bid and the lowest asked quotations at the close of the exchanges will be used. If none of the above are available, exchange traded options are valued at the last quoted sales price. Non-exchange traded options for which over-the-counter quotations are not readily available are valued at the mean of the current bid and asked prices. Debt obligations (including convertible securities) that are either investment grade or non-investment grade and irrespective of days to maturity will be valued as follows: Debt securities are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Investments in registered open-end investment companies other than exchange-traded funds are valued at their reported net asset value (“NAV”). Certain instruments such as repurchase agreements and demand notes, are traded at cost and there are no market values available for those instruments from third parties. Those instruments are priced at cost.

Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. In determining the fair value of a security, the Board of Trustees shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At June 30, 2015, 0.00%, 0.00% and 0.00% of the net assets of The Internet Portfolio, The Paradigm Portfolio and The Market Opportunities Portfolio, respectively, were fair valued securities. The other Master Portfolios did not hold any fair valued securities at June 30, 2015.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2015 (Unaudited)

Repurchase Agreements
Each Master Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Master Portfolio receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 102% of the amount invested by the Master Portfolio in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Master Portfolio may be delayed or limited.

Written Options
The Master Portfolios may write (sell) call or put options for trading or hedging purposes. When a Master Portfolio writes an option, an amount equal to the premium received by the Master Portfolio is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing the option, the Master Portfolio may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. When an option expires on its stipulated expiration date or the Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Master Portfolio realizes a gain or loss from the sale of the security (or closing of the short sale). As collateral for uncovered written options, the Master Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the exercise price of the purchase obligation for put options or the market value of the instrument underlying the contract for call options.

Foreign Currency Translations
The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market values of investment securities and other assets and liabilities are translated at the exchange rate of such currencies

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2015 (Unaudited)

against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.

Restricted and Illiquid Securities
The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance. The Master Portfolios have no right to require registration of unregistered securities. At June 30, 2015 the following Master Portfolios held securities restricted to institutional investors (144A Securities):

		Percentage of
	Market Value	Net Assets
The Alternative Income Portfolio	$653,891	1.87%
The Multi-Disciplinary Income Portfolio	28,025,286	19.66%

An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Master Portfolio has valued the investment. At June 30, 2015, the following Master Portfolios held illiquid securities:

			Percentage of
	Market Value		Net Assets
The Internet Portfolio	$—	*	0.00%
The Paradigm Portfolio	—	*	0.00%
The Market Opportunities Portfolio	—	*	0.00%
The Multi-Disciplinary Income Portfolio	332,500		0.23%

* Amount is less than $0.50.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2015 (Unaudited)

When-Issued Securities
The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

Securities Lending
Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker dealers or indirectly through repurchase agreements with respect to no more than 33 1/3% of the total assets of each Master Portfolio (including any collateral posted) or 50% of the total assets of each Master Portfolio (excluding any collateral posted). Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.

Short-Term Investments
The Portfolios may invest in money market funds and short-term high quality debt securities such as commercial paper, repurchase agreements and certificates of deposit. Money market funds typically invest in short-term instruments and attempt to maintain a stable net asset value. While the risk is low, these funds may lose value. At June 30, 2015, The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, The Market Opportunities Portfolio, and The Multi-Disciplinary Income Portfolio invested approximately 4%, 5%, 7%, 11%, 14%, 5%, and 3%, respectively, of net assets in the Mount Vernon Securities Lending Trust-Prime Portfolio which normally invests in short-term instruments with an objective of maximizing current income to the extent consistent with the preservation of capital and liquidity. Mount Vernon Securities Lending Trust-Prime Portfolio’s financial statements are available on the SEC website www.sec.gov.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2015 (Unaudited)

Expense Allocation
Common expenses incurred by the Master Portfolios are allocated among the Master Portfolios (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Master Portfolios, depending on the nature of the expenditure. All expenses incurred by the Master Portfolios are allocated to the feeder funds daily based on their proportionate interests in the respective Master Portfolios.

Federal Income Taxes
Each Master Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in a Master Portfolio will be subject to taxation on its share of the Master Portfolio’s ordinary income and capital gains. It is intended that each Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. As of June 30, 2015, open tax years include the tax years ended December 31, 2011 through 2014. The Master Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Other
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accounted for on the accrual basis and includes amortization of premiums and discounts on the interest method. Other noncash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2015 (Unaudited)

3. Investment Adviser

The Trust has entered into Investment Advisory Agreements (the “Agreements”) with Kinetics Asset Management LLC (the “Adviser”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. The Adviser is a wholly-owned subsidiary of Horizon Kinetics LLC. Under the terms of the Agreements, the Master Portfolios, except the Alternative Income Portfolio, compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio’s average daily net assets. The Alternative Income Portfolio compensates the Adviser for its management services at the annual rate of 0.90% of the Master Portfolio’s average daily net assets.

For the six months ended June 30, 2015, The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, The Market Opportunities Portfolio, The Alternative Income Portfolio and The Multi-Disciplinary Income Portfolio incurred expenses of $943,181, $55,561, $7,126,154, $182,134, $2,099,667, $327,369, $163,213 and $874,161, respectively, pursuant to the Agreements.

For the six months ended June 30, 2015, the Trust was allocated $13,000 for the services of the Chief Compliance Officer employed by the Adviser.

4. Approval of Investment Advisory Contracts by Trustees of Kinetics Portfolios Trust

At a meeting of the Board of Trustees of the Trust held on March 27, 2015, the Board, including all of the Trustees who are not interested persons under the 1940 Act (the “Independent Trustees”), approved the Agreements with respect to each Master Portfolio. In reaching a decision to renew the Advisory Agreements, the Board of Trustees, including all of the Independent Trustees, considered, among others (1) the nature, extent, and quality of the services to be provided by the Adviser, including, but not limited to, a review of the complexity of the services provided, whether the services are provided in a satisfactory and efficient manner; (2) the experience and qualifications of the personnel providing such services; (3) the investment performance of the Trust and the Adviser as compared with industry competitors; (4) an evaluation of the fee structure, any fee waivers, and the Trust’s expense ratios, and a comparison of them in relation to those of other investment companies having comparable investment policies and limitations; (5) possible alternative fee structures or bases for determining fees; (6) the extent to which economies of scale would be

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2015 (Unaudited)

realized as the Trust grows and whether fee levels reflect these economies of scale for the benefit of the Trust’s investors; (7) the direct and indirect costs of the services to be provided (and the basis of determining and allocating these costs) and profits to be realized by the Adviser and its affiliates from their relationship with the Trust; (8) other compensation or possible benefits to the Adviser and its affiliates arising from their advisory and other relationships with the Trust, including, if applicable, any benefits derived or to be derived by the Adviser from its relationship with the Trust such as soft dollar arrangements by which brokers provide research to the Trust or the Adviser in return for allocating the Trust’s brokerage; (9) the entrepreneurial risks borne by the Adviser, if any (e.g., because a fund is in a start-up mode or for other reasons, its revenues may be less or its expenses greater than anticipated); and (10) a comparison of the fees charged by the Adviser with fees charged by the Adviser to similar clients; The Lipper peer group information was provided by U.S. Bancorp Fund Services, LLC, the Trust’s administrator. The Independent Trustees also discussed the continuing viability of the Master Portfolios.

The Board of Trustees, including a majority of the Independent Trustees, concluded that: they were satisfied with the quality of services provided by the Adviser in advising the Master Portfolios, the profits earned by the Adviser were reasonable in light of the nature, extent and quality of the services provided to each Master Portfolio; and that each Master Portfolio was not large enough to attain significant economies of scale. Based on the factors considered, the Board of Trustees, including a majority of the Independent Trustees, concluded that it was appropriate to renew the Agreements.

5. Securities Transactions

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2015 were as follows:

	Purchases		Sales
	U.S.		U.S.
	Government	Other	Government	Other
The Internet Portfolio	$—	$690,156	$—	$14,194,024
The Global Portfolio	—	346,822	—	686,154
The Paradigm Portfolio	—	12,400,014	—	141,689,945
The Medical Portfolio	—	2,340,886	—	1,938,000
The Small Cap Opportunities Portfolio	—	4,163,589	—	45,024,070
The Market Opportunities Portfolio	—	604,277	—	5,822,371
The Alternative Income Portfolio	499,219	393,314	—	2,913,449
The Multi-Disciplinary Income Portfolio	—	8,339,842	—	3,035,468

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2015 (Unaudited)

As of December 31, 2014, the cost of investments and unrealized appreciation (depreciation) on investment securities for federal income tax purposes was as follows:

	The	The	The	The
	Internet	Global	Paradigm	Medical
	Portfolio	Portfolio	Portfolio	Portfolio
Tax cost of investments	$80,772,154	$8,022,574	$882,649,455	$19,583,297
Unrealized Appreciation	81,985,567	2,261,245	477,423,655	12,423,761
Unrealized Depreciation	(568,128)	(956,775)	(83,152,865)	(1,922,627)
Net unrealized appreciation (depreciation)	$81,417,439	$1,304,470	$394,270,790	$10,501,134

				The
		The	The	Multi-
	The	Market	Alternative	Disciplinary
	Small Cap	Opportunities	Income	Income
	Portfolio	Portfolio	Portfolio	Portfolio
Tax cost of investments	$356,139,953	$44,192,156	$38,610,756	$139,260,571
Unrealized Appreciation	75,314,796	16,693,253	264,579	2,480,685
Unrealized Depreciation	(41,943,876)	(4,395,637)	(357,911)	(6,271,594)
Net unrealized appreciation (depreciation)	$33,370,920	$12,297,616	$(93,332)	$(3,790,909)

For the six months ended June 30, 2015, the Master Portfolios wrote the following options:

	Number	Premium
	of Contracts	Amount
The Alternative Income Portfolio
Outstanding at the Beginning of the Year	8,473	$2,087,842
Options Written	463	583,006
Options Exercised	(1)	(1,379)
Options Expired	(762)	(92,454)
Options Closed	(3,865)	(1,307,674)
Outstanding at June 30, 2015	4,308	$1,269,341

The Multi-Disciplinary Income Portfolio
Outstanding at the Beginning of the Year	10,772	$3,234,528
Options Written	288	39,016
Options Exercised	(166)	(28,514)
Options Expired	(2,459)	(604,634)
Options Closed	(698)	(159,311)
Outstanding at June 30, 2015	7,737	$2,481,085

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2015 (Unaudited)

6. Portfolio Securities Loaned

As of June 30, 2015, the Master Portfolios had loaned securities that were collateralized by cash. The cash collateral is invested by the custodian in a money market pooled account approved by the Adviser. Although risk is mitigated by the collateral, a Master Portfolio could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The Master Portfolio receives interest on the collateral received as well as a fee for the securities loaned. The Master Portfolios will continue to receive dividends and interest on all securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be accounted for by the Master Portfolios. The value of the securities on loan and the value of the related collateral at June 30, 2015, were as follows:

	Securities	Collateral
The Internet Portfolio	$5,086,658	$5,262,475
The Global Portfolio	436,732	463,370
The Paradigm Portfolio	76,631,535	80,187,483
The Medical Portfolio	3,077,519	3,148,825
The Small Cap Opportunities Portfolio	42,780,293	44,329,175
The Market Opportunities Portfolio	2,360,131	2,451,116
The Alternative Income Portfolio	—	—
The Multi-Disciplinary Income Portfolio	4,285,844	4,404,520

7. Selected Financial Highlights

Financial highlights for the Master Portfolios were as follows:

	The Internet Portfolio
	For the Six		For the Year	For the Year	For the Year	For the Year	For the Year
	Months Ended		Ended	Ended	Ended	Ended	Ended
	June 30, 2015		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2014	2013	2012	2011	2010
Total Return*	1.08	%(2)	0.28%	44.75%	23.76%	(1.47)%	21.70%
Ratio of expenses to average net assets:	1.35	%(1)	1.34%	1.37%	1.37%	1.38%	1.37%
Ratio of net investment income (loss) to average net assets:	(0.94	)%(1)	(0.90)%	(0.84)%	0.16%	(0.43)%	(0.33)%
Portfolio turnover rate	0%		1%	8%	9%	32%	12%

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2015 (Unaudited)

	The Global Portfolio
	For the Six		For the Year	For the Year	For the Year	For the Year	For the Year
	Months Ended		Ended	Ended	Ended	Ended	Ended
	June 30, 2015		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2014	2013	2012	2011	2010
Total Return*	2.56	%(2)	(12.10)%	28.25%	22.78%	(16.25)%	19.26%
Ratio of expenses to average net assets:	1.64	%(1)	1.60%	1.73%	1.77%	2.23%	2.43%
Ratio of net investment income (loss) to average net assets:	(0.71	)%(1)	(0.52)%	(0.12)%	0.40%	0.61%	(0.51)%
Portfolio turnover rate	4%		14%	15%	23%	135%	122%

	The Paradigm Portfolio
	For the Six		For the Year	For the Year	For the Year	For the Year	For the Year
	Months Ended		Ended	Ended	Ended	Ended	Ended
	June 30, 2015		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2014	2013	2012	2011	2010
Total Return*	3.52	%(2)	(0.48)%	44.36%	22.06%	(14.00)%	17.65%
Ratio of expenses to average net assets:	1.35	%(1)	1.33%	1.35%	1.36%	1.37%	1.36%
Ratio of net investment income (loss) to average net assets:	(0.75	)%(1)	(0.72)%	(0.23)%	0.50%	0.37%	0.83%
Portfolio turnover rate	1%		7%	4%	6%	58%	7%

	The Medical Portfolio
	For the Six		For the Year	For the Year	For the Year	For the Year	For the Year
	Months Ended		Ended	Ended	Ended	Ended	Ended
	June 30, 2015		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2014	2013	2012	2011	2010
Total Return*	11.53	%(2)	16.42%	49.23%	8.81%	5.10%	4.30%
Ratio of expenses to average net assets:	1.40	%(1)	1.41%	1.41%	1.44%	1.40%	1.39%
Ratio of net investment income (loss) to average net assets:	0.57	%(1)	0.44%	(0.02)%	1.62%	0.86%	0.55%
Portfolio turnover rate	7%		3%	12%	0%	5%	3%

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2015 (Unaudited)

	The Small Cap Opportunities Portfolio
	For the Six		For the Year	For the Year	For the Year	For the Year	For the Year
	Months Ended		Ended	Ended	Ended	Ended	Ended
	June 30, 2015		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2014	2013	2012	2011	2010
Total Return*	5.19	%(2)	(6.98)%	59.69%	26.94%	(13.44)%	14.08%
Ratio of expenses to average net assets:	1.34	%(1)	1.34%	1.35%	1.44%	1.43%	1.42%
Ratio of net investment income (loss) to average net assets:	(0.62	)%(1)	(0.59)%	0.01%	0.27%	0.03%	0.02%
Portfolio turnover rate	1%		19%	6%	22%	47%	4%

	The Market Opportunities Portfolio
	For the Six		For the Year	For the Year	For the Year	For the Year	For the Year
	Months Ended		Ended	Ended	Ended	Ended	Ended
	June 30, 2015		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2014	2013	2012	2011	2010
Total Return*	2.59	%(2)	(5.30)%	46.98%	17.73%	(7.63)%	11.53%
Ratio of expenses to average net assets:	1.39	%(1)	1.39%	1.40%	1.43%	1.42%	1.42%
Ratio of net investment income (loss) to average net assets:	(0.64	)%(1)	(0.30)%	0.27%	0.44%	0.30%	0.56%
Portfolio turnover rate	1%		18%	21%	26%	14%	12%

	The Alternative Income Portfolio
	For the Six		For the Year	For the Year	For the Year	For the Year	For the Year
	Months Ended		Ended	Ended	Ended	Ended	Ended
	June 30, 2015		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2014	2013	2012	2011	2010
Total Return*	2.34	%(2)	1.23%	4.92%	10.05%	(4.66)%	(4.43)%
Ratio of expenses to average net assets:	1.19	%(1)	1.22%	1.25%	1.49%	1.42%	1.47%
Ratio of net investment income (loss) to average net assets:	(0.29	)%(1)	(0.40)%	(0.54)%	1.99%	1.47%	1.04%
Portfolio turnover rate	3%		17%	19%	56%	69%	111%

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2015 (Unaudited)

	The Multi-Disciplinary Income Portfolio
	For the Six		For the Year	For the Year	For the Year	For the Year	For the Year
	Months Ended		Ended	Ended	Ended	Ended	Ended
	June 30, 2015		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2014	2013	2012	2011	2010
Total Return*	1.76	%(2)	2.58%	4.39%	15.42%	0.19%	12.12%
Ratio of expenses to average net assets:	1.37	%(1)	1.37%	1.39%	1.45%	1.54%	2.41%
Ratio of net investment income (loss) to average net assets:	3.21	%(1)	3.06%	1.87%	3.23%	8.00%	2.58%
Portfolio turnover rate	2%		35%	54%	41%	74%	38%

*	The returns are calculated by adjusting the corresponding No-Load Feeder returns by Feeder expenses and reimbursements.
(1)	Annualized
(2)	Not annualized.

8. Summary of Fair Value Exposure

Various inputs are used in determining the value of a Master Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that a Master Portfolio has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Master Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2015 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Internet Portfolio
The following is a summary of the inputs used to value The Internet Portfolio’s net assets as of June 30, 2015:

Assets^	Level 1	Level 2		Level 3		Total
Common Stocks	$142,773,372	$5,050	(1)	$—		$142,778,422
Escrow Notes	—	—		—	*	—	*
Rights	115,200	—		—		115,200
Investments Purchased with the Cash Proceeds from Securities Lending	5,262,475	—		—		5,262,475
Total Investments in Securities	$148,151,047	$5,050		—	*	$148,156,097

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Administrative and Support Services	$2,070
Telecommunications	2,980
$5,050

Transfers out of Level 1 into Level 2	$5,050
Transfers out of Level 2 into Level 1	$23,562

Transfers were made out of Level 1 into Level 2 due to a decrease in market activity.
Transfers were made out of Level 2 into Level 1 due to an increase in market activity.
Transfers between levels are recognized at the end of the reporting period.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2015 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2014	$—	*
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases	—
Net sales	—	*
Transfer in and/or out of Level 3	—
Balance as of June 30, 2015	$—	*

	Fair Value at	Valuation	Unobservable
Description	6/30/2015	Techniques	Input	Range
Escrow Notes	—*	Conservative Value	No active	$0.00-$0.00
		Assigned Pending	market
Bankruptcy Litigation
Proceedings/Market
Comparables

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

^	See Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.

The Global Portfolio
The following is a summary of the inputs used to value The Global Portfolio’s net assets as of June 30, 2015:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$7,932,244	$479,325(1)	$—	$8,411,569
Corporate Bonds	—	35,155	—	35,155
Mutual Funds	60,300	—	—	60,300
Warrants	20,864	—	—	20,864
Short-Term Investments	635	205,000†	—	205,635
Investments Purchased with the Cash Proceeds from Securities Lending	463,370	—	—	463,370
Total Investments in Securities	$8,477,413	$719,480	$—	$9,196,893

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2015 (Unaudited)

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Asset Management	$35,068
Oil and Gas Extraction	442,200
Publishing Industries (except Internet)	2,057
$479,325

Transfers out of Level 1 into Level 2	$444,257
Transfers out of Level 2 into Level 1	$512,853

Transfers were made out of Level 1 into Level 2 due to a decrease in market activity.
Transfers were made out of Level 2 into Level 1 due to an increase in market activity.
Transfers between levels are recognized at the end of the reporting period.

^	See Portfolio of Investments for breakout of investments by industry classification.
†	Priced at amortized cost.

The Paradigm Portfolio
The following is a summary of the inputs used to value The Paradigm Portfolio’s net assets as of June 30, 2015:

Assets^	Level 1	Level 2		Level 3		Total
Common Stocks	$1,040,200,756	$2,013,279	(1)	$—		$1,042,214,035
Escrow Notes	—	—		—	*	—	*
Warrants	1,420,411	—		—		1,420,411
Short-Term Investments	370	40,549,000	†	—		40,549,370
Investments Purchased with the Cash Proceeds from Securities Lending	80,187,483	—		—		80,187,483
Total Investments in Securities	$1,121,809,020	$42,562,279		$—	*	$1,164,371,299

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Asset Management	$23,379
Oil and Gas Extraction	1,989,900
$2,013,279

Transfers out of Level 1 into Level 2	$1,989,900
Transfers out of Level 2 into Level 1	$13,955,499

Transfers were made out of Level 1 into Level 2 due to a decrease in market activity.
Transfers were made out of Level 2 into Level 1 due to an increase in market activity.
Transfers between levels are recognized at the end of the reporting period.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2015 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2014	$—	*
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases	—
Net sales and/or write-offs	—	*
Transfer in and/or out of Level 3	—
Balance as of June 30, 2015	$—	*

	Fair Value	Valuation	Unobservable
Description	at 6/30/15	Techniques	Input	Range
Escrow Notes	—*	Conservative Value	No active	$0.00-$0.00
		Assigned Pending	market
Bankruptcy Litigation
Proceedings/Market
Comparables

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

^	See Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.
†	Priced at amortized cost.

The Medical Portfolio
The following is a summary of the inputs used to value The Medical Portfolio’s net assets as of June 30, 2015:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$29,818,921	$—	$—	$29,818,921
Rights	12,681	8,228	—	20,909
Short-Term Investments	610	49,000†	—	49,610
Investments Purchased with the Cash Proceeds from Securities Lending	3,148,825	—	—	3,148,825
Total Investments in Securities	$32,981,037	$57,228	$—	$33,038,265

Transfers out of Level 1 into Level 2				$8,228

Transfers were made out of Level 1 into level 2 due to a decrease in market activity. Transfers between levels are recognized at the end of the reporting period.

^	See Portfolio of Investments for breakout of investments by industry classification.
†	Priced at amortized cost.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2015 (Unaudited)

The Small Cap Opportunities Portfolio
The following is a summary of the inputs used to value The Small Cap
Opportunities Portfolio’s net assets as of June 30, 2015:

Assets^	Level 1	Level 2		Level 3	Total
Common Stocks	$307,713,093	$16,392,893	(1)	$—	$324,105,986
Rights	360,628	—		—	360,628
Warrants	143,961	—		—	143,961
Short-Term Investments	696	130,000	†	—	130,696
Investments Purchased with the Cash Proceeds from Securities Lending	44,329,175	—		—	44,329,175
Total Investments in Securities	$352,547,553	$16,522,893		$—	$369,070,446

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Asset Management	$15,834,734
Publishing Industries (except Internet)	553,999
Telecommunications	4,160
$16,392,893

Transfers out of Level 1 into Level 2	$558,159
Transfers out of Level 2 into Level 1	$17,363,910

Transfers were made out of Level 1 into Level 2 due to a decrease in market activity.
Transfers were made out of Level 2 into Level 1 due to an increase in market activity.
Transfers between levels are recognized at the end of the reporting period.

^	See Portfolio of Investments for breakout of investments by industry classification.
†	Priced at amortized cost.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2015 (Unaudited)

The Market Opportunities Portfolio
The following is a summary of the inputs used to value The Market
Opportunities Portfolio’s net assets as of June 30, 2015:

Assets^	Level 1	Level 2		Level 3		Total
Common Stocks	$42,612,469	$1,262,918	(1)	$—		$43,875,387
Corporate Bonds	—	4,895		—		4,895
Mutual Funds	2,010	—		—		2,010
Rights	—	—		—	*	—	*
Warrants	2,897	—		—		2,897
Short-Term Investments	2,426,000	2,430,000	†	—		4,856,000
Investments Purchased with the Cash Proceeds from Securities Lending	2,451,116	—		—		2,451,116
Total Investments in Securities	$47,494,492	$3,697,813		$—	*	$51,192,305

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industry:

Asset Management	$1,262,918

Transfers out of Level 2 into Level 1	$2,094,716

Transfers were made out of Level 2 into Level 1 due to an increase in market activity. Transfers between levels are recognized at the end of the reporting period.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities

Balance as of December 31, 2014	$—	*
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases	—
Net sales	—
Transfer in and/or out of Level 3.	—
Balance as of June 30, 2015.	$—	*

	Fair Value	Valuation	Unobservable
Description	at 6/30/15	Techniques	Input	Range
Rights	$—	Market	No active	$0.00-$0.00
		Comparables	market

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

^	See Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.
†	Priced at amortized cost.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2015 (Unaudited)

The Alternative Income Portfolio
The following is a summary of the inputs used to value The Alternative Income Portfolio’s net assets as of June 30, 2015:

Assets^	Level 1	Level 2		Level 3	Total
Corporate Bonds	$—	$21,778,093		$—	$21,778,093
U.S. Government Agency Issues	—	1,229,130		—	1,229,130
U.S. Treasury Obligations	—	2,604,607		—	2,604,607
Exchange Traded Funds	7,276,496	—		—	7,276,496
Purchased Put Options	—	83,422		—	83,422
Short-Term Investments	1,019,387	1,382,000	†	—	2,401,387
Total Investments in Securities	$8,295,883	$27,077,252		$—	$35,373,135

Liabilities
Written Options	$—	$798,045		$—	$798,045

For the period ended June 30, 2015, there were no transfers into or out of Level 1 or Level 2, or investments in Level 3 securities.

^	See Portfolio of Investments for breakout of investments by industry classification.
†	Priced at amortized cost.

The Multi-Disciplinary Income Portfolio
The following is a summary of the inputs used to value The Multi-Disciplinary Income Portfolio’s net assets as of June 30, 2015:

Assets^	Level 1	Level 2		Level 3	Total
Convertible Bonds	$—	$15,280,219		$—	$15,280,219
Corporate Bonds	—	97,500,062		—	97,500,062
Municipal Bonds	—	332,500		—	332,500
Escrow Notes	—	57,500		—	57,500
Exchange Traded Notes	4,647	—		—	4,647
Mutual Funds	9,988,928	—		—	9,988,928
Purchased Put Options	—	2,168,304		—	2,168,304
Short-Term Investments	6,162,000	6,193,000	†	—	12,355,000
Investments Purchased with the Cash Proceeds from Securities Lending	4,404,520	—		—	4,404,520
Total Investments in Securities	$20,560,095	$121,531,585		$—	$142,091,680

Liabilities
Written Options	$—	$1,605,450		$—	$1,605,450

For the period ended June 30, 2015, there were no transfers into or out of Level 1 or Level 2, or investments in Level 3 securities.

^	See Portfolio of Investments for breakout of investments by industry classification.
†	Priced at amortized cost.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2015 (Unaudited)

9. Disclosures about Derivative Instruments and Hedging Activities

The Master Portfolios have adopted enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why a Master Portfolio uses derivatives, how derivatives are accounted for by the Master Portfolios, and how derivative instruments affect a Master Portfolio’s results of operations and financial position. The Master Portfolios utilized options to implement or to gain further exposure to their respective investment strategies.

The Alternative Income Portfolio
Statement of Assets and Liabilities
Fair Values of derivative instruments as of June 30, 2015:

	Assets		Liabilities
Equity Contracts	Description	Fair Value	Description	Fair Value
	Investments, at
Purchased Put Options	value	$83,422		$—
Total		$83,422
			Written put option
Written Put Options		$—	contracts, at value	$798,045
Total		$—		$798,045

Statement of Operations
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2015:

Amount of Realized Gain (Loss) on Equity Contracts

Equity Contracts
Purchased Put Options	$(5,197)
Written Put Options	925,395
Total	$920,198

Change in Unrealized Appreciation (Depreciation) on Equity Contracts

Equity Contracts
Purchased Put Options	$31,425
Written Options	(62,190)
Total	$(30,765)

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2015 (Unaudited)

The Alternative Income Portfolio has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Portfolio’s Statement of Assets and Liabilities and Statement of Operations. For the six months ended June 30, 2015: 463 written option contracts were opened and $583,006 premiums were received during the period. There were no purchased option contracts opened during the period.

Average quarterly market value of:

Options Written	$945,183
Purchased Options	$70,408

The Multi-Disciplinary Income Portfolio
Statement of Assets and Liabilities
Fair Values of derivative instruments as of June 30, 2015:

	Assets		Liabilities
Equity Contracts	Description	Fair Value	Description	Fair Value
	Investments
Purchased Options		$2,168,304		$—
Total		$2,168,304		—
			Written put option
Written Put Options		$—	contracts, at value	$1,605,450
Total		$—		$1,605,450

Statement of Operations
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2015:

Amount of Realized Gain (Loss) on Equity Contracts
Equity Contracts
Purchased Options	$10,754
Written Options	492,125
Total	$502,879

Change in Unrealized Appreciation (Depreciation) on Equity Contracts

Equity Contracts
Purchased Options	$509,472
Written Options	(129,051)
Total	$380,421

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2015 (Unaudited)

The Multi-Disciplinary Income Portfolio has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Portfolio’s Statement of Assets and Liabilities and Statement of Operations. For the six months ended June 30, 2015: 288 written option contracts were opened and $39,015 premiums were received during the period, 802 purchased option contracts were opened and $173,177 premiums were paid during the period.

Average quarterly market value of:

Options Written	$1,699,178
Purchased Options	$1,854,453

10. Offsetting Assets and Liabilities

The Master Portfolios are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow a Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specific threshold depending on the counterparty and the type of Master Netting Arrangement.

The Internet Portfolio
The following is a summary of the Assets and Liabilities subject to offsetting in the Internet Portfolio as of June 30, 2015:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Gross Amounts not offset in the statement of financial position
Liabilities:				Financial Instruments	Collateral Pledged (Received)	Net Amount
Description
Securities
Lending	$5,262,475	$—	$5,262,475	$5,262,475	$—	$—
	$5,262,475	$—	$5,262,475	$5,262,475	$—	$—

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2015 (Unaudited)

The Global Portfolio
The following is a summary of the Assets and Liabilities subject to offsetting in the Global Portfolio as of June 30, 2015:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Gross Amounts not offset in the statement of financial position
Liabilities:				Financial Instruments	Collateral Pledged (Received)	Net Amount
Description
Securities
Lending	$463,370	$—	$463,370	$463,370	$—	$—
	$463,370	$—	$463,370	$463,370	$—	$—

The Paradigm Portfolio
The following is a summary of the Assets and Liabilities subject to offsetting in the Paradigm Portfolio as of June 30, 2015:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Gross Amounts not offset in the statement of financial position
Liabilities:				Financial Instruments	Collateral Pledged (Received)	Net Amount
Description
Securities
Lending	$80,187,483	$—	$80,187,483	$80,187,483	$—	$—
	$80,187,483	$—	$80,187,483	$80,187,483	$—	$—

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2015 (Unaudited)

The Medical Portfolio
The following is a summary of the Assets and Liabilities subject to offsetting in the Medical Portfolio as of June 30, 2015:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Gross Amounts not offset in the statement of financial position
Liabilities:				Financial Instruments	Collateral Pledged (Received)	Net Amount
Description
Securities
Lending	$3,148,825	$—	$3,148,825	$3,148,825	$—	$—
	$3,148,825	$—	$3,148,825	$3,148,825	$—	$—

The Small Cap Opportunities Portfolio
The following is a summary of the Assets and Liabilities subject to offsetting in the Small Cap Opportunities Portfolio as of June 30, 2015:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Gross Amounts not offset in the statement of financial position
Liabilities:				Financial Instruments	Collateral Pledged (Received)	Net Amount
Description
Securities
Lending	$44,329,175	$—	$44,329,175	$44,329,175	$—	$—
	$44,329,175	$—	$44,329,175	$44,329,175	$—	$—

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2015 (Unaudited)

The Market Opportunities Portfolio
The following is a summary of the Assets and Liabilities subject to offsetting in the Market Opportunities Portfolio as of June 30, 2015:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Gross Amounts not offset in the statement of financial position
Liabilities:				Financial Instruments	Collateral Pledged (Received)	Net Amount
Description
Securities
Lending	$2,451,116	$—	$2,451,116	$2,451,116	$—	$—
	$2,451,116	$—	$2,451,116	$2,451,116	$—	$—

The Alternative Income Portfolio
The following is a summary of the Assets and Liabilities subject to offsetting in the Alternative Income Portfolio as of June 30, 2015:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Gross Amounts not offset in the statement of financial position
Liabilities:				Financial Instruments	Collateral Pledged (Received)	Net Amount
Description
Written
Options	$798,045	$—	$798,045	$—	$798,045	$—
	$798,045	$—	$798,045	$—	$798,045	$—

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2015 (Unaudited)

The Multi-Disciplinary Income Portfolio
The following is a summary of the Assets and Liabilities subject to offsetting in the Multi-Disciplinary Income Portfolio as of June 30, 2015:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Gross Amounts not offset in the statement of financial position		Net Amount
Liabilities:

				Financial Instruments	Collateral Pledged (Received)

Description
Written
Options	$1,605,450	$—	$1,605,450	$—	$1,605,450	$—
Securities
Lending	4,404,520	—	4,404,520	4,404,520	—	—
	$6,009,970	$—	$6,009,970	$4,404,520	$1,605,450	$—

11. Affiliated Issuers

Under section 2(a)(3) of the 1940 Act, an investment company is defined as being an affiliated person of a company if it owns five percent or more of a company’s outstanding voting stock.

Investments in affiliated companies for the Paradigm Portfolio as of June 30, 2015, are shown below:

	Number of			Number of
	shares held at			shares held at
	December 31,	Gross	Gross	June 30,
Name of issuer	2014	additions	reductions	2015
Texas Pacific Land Trust	490,480	103,550	(202)	593,828

	Fair value at		Realized
	June 30,	Dividend	capital
Name of issuer (continued)	2015	income	gain/loss
Texas Pacific Land Trust	$89,365,176	$168,896	$26,857

12. Information about Proxy Voting

Information regarding how the Master Portfolios votes proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-800-930-3828 or by accessing the Funds’ website at www.kineticsfunds.com and by accessing the SEC’s website at www.sec.gov.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2015 (Unaudited)

Information regarding how the Master Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, is available without charge, upon request, by calling toll-free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov.

13. Information about the Portfolio Holdings

The Kinetics Portfolios Trust files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Master Portfolios’ Form N-Q is available without charge, upon request, by calling toll-free at 1-800-930-3828. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov. Finally, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

14. Subsequent Events

In preparing these financial statements, management has evaluated Portfolio related events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or translations that occurred during the period that materially impacted the amounts or disclosures in the Master Portfolios’ financial statements.

15. Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standard Board issued ASU No. 2014-11 “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.” ASU No. 2014-11 makes limited changes to the accounting for repurchase agreements, clarifies when repurchase agreements and securities lending transactions should be accounted for as secured borrowings, and requires additional disclosures regarding these types of transactions. The guidance is effective for fiscal years beginning after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these disclosures will have on the Master Portfolios’ financial statement disclosures.

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Kinetics Mutual
Funds, Inc.
615 East Michigan Street
Milwaukee, WI 53202

INVESTMENT ADVISER AND
SHAREHOLDER SERVICING AGENT
Kinetics Asset Management LLC
470 Park Avenue South
New York, NY 10016

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street
Suite 2400
Philadelphia, PA 19103

DISTRIBUTOR
Kinetics Funds Distributor LLC
470 Park Avenue South
New York, NY 10016

ADMINISTRATOR
FUND ACCOUNTANT AND
TRANSFER AGENT

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 River Center Drive, Suite 302
Milwaukee, WI 53212

THIS MATERIAL MUST BE PRECEDED OR
ACCOMPANIED BY A PROSPECTUS

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in

Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

By (Signature and Title)*	/s/ Peter B. Doyle Peter B. Doyle, President
Date 8/25/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Peter B. Doyle Peter B. Doyle, President
Date 8/25/2015

By (Signature and Title)*	/s/ Leonid Polyakov Leonid Polyakov, Treasurer
Date 8/25/2015

* Print the name and title of each signing officer under his or her signature.